STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011 , as supplemented May 17, 2011
WRL FREEDOM ELITE BUILDER®
WRL ASSOCIATE FREEDOM ELITE BUILDER®
issued through
WRL Series Life Account
by
Western Reserve Life Assurance Co. of Ohio

Administrative Office:
570 Carillon Parkway
St. Petersburg, Florida 33716
Please direct transactions, claim forms, payments and other correspondence and notices as follows:

Transaction Type	Direct or Send to
Telephonic Transaction	1-727- 299-1800 or 1-800-851-9777 (toll free)
Facsimile Transaction	1-727-299-1648 (subaccount transfers only) 1-727-299-1620 (all other facsimile transactions)
Electronic Transaction	www.westernreserve.com
Claim Forms	Administrative Office: P.O. Box 9008, Clearwater, FL 33758-9008 (street address—570 Carillon Parkway, St. Petersburg, FL 33716)
All payments made by check, all other correspondence and notices (except claim forms)	Mailing Address: 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Elite Builder® and the WRL Associate Freedom Elite Builder® each a flexible premium variable life insurance policy offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2011, by calling our administrative office at 1-800-851-9777 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at, Western Reserve Life, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the
AEGON/Transamerica Series Trust – Initial Class, Fidelity Variable Insurance Products
– Service Class 2 Shares, the ProFunds, the Access One Trust, the AllianceBernstein Variable Products Series Fund, and the Franklin Templeton Variable Insurance Products Trust.

WRL00193-05/2011

Table of Contents

The Policy - General Provisions	1
Ownership Rights	1
Our Right to Contest the Policy	2
Suicide Exclusion	2
Misstatement of Age or Gender	2
Mixed and Shared Funding	2
Addition, Deletion, or Substitution of Portfolios	3
Additional Information	3
Additional Information about Western Reserve and the Separate Account	3
Legal Matters	4
Variations in Policy Provisions	4
Personalized Illustrations of Policy Benefits	4
Sale of the Policies	4
Reports to Owners	5
Records	5
Independent Registered Public Accounting Firm	5
Experts	5
Underwriters	5
Underwriting Standards	5
Performance Data	6
Other Performance Data in Advertising Sales Literature	6
Western Reserve's Published Ratings	6
Hypothetical In Force Illustration	6
Financial Statements	6
WRL Series Life Account	S-1
Western Reserve Life Assurance Co. of Ohio	G-1
Appendix A

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice to us in good order, at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the written notice is accepted by us at our mailing address.
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address.

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;
> liable for any payment we made before we received written notice of the assignment at our mailing address; or
> bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
	•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date. For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy (or requested increase in specified amount) has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement. For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the policy date of the policy that was converted or the latest effective date of reinstatement of the converted policy.

Suicide Exclusion

If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the owner in one sum.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be limited to its cost of insurance.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy. Any modification or waiver must be in writing. No registered representative may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that have a disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Western Reserve and the Separate Account

Western Reserve is a stock life insurance company is a wholly-owned indirect subsidiary of Transamerica Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law.  Western Reserve's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Western Reserve was initially incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

 Arthur D. Woods, Vice President and Senior Counsel of Western Reserve, has provided legal advice on certain matters in connection with the issuance of the Policy.

Variations in Policy Provisions

Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include differences in charges, or Policy features may be unavailable or known by a different name.  Please refer to your Policy; any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Sale of the Policies

We currently offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Our affiliate, TCI serves as principal underwriter for the Policies.  TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”).  TCI is not a member of the Securities Investor Protection Corporation.

The Policies are offered to the public through sales representatives of broker-dealers ("selling firms") that have entered into selling agreements with us and with TCI.  Sales representatives are appointed as our insurance agents.

During fiscal years 2010 , 2009 and 2008, the amounts paid to TCI in connection with all Policies sold through the separate account were $20,084,068, $22,399,793 and $47,040,038, respectively.     TCI  passes through to selling firms commissions it receives to selling firms for their sales, and does not retain any portion of any commissions.  Our parent company provides paid-in capital to TCI  and pays for TCI's (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or TFA may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other  expenses of the firm.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the separate account at December 31, 2010, and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Western Reserve, located at 570 Carillon Parkway, St. Petersburg, Florida  33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

The Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

Your cost of insurance charge is based on a number of factors, including, but not limited to, the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, length of time from the Policy date or from the date of any increase in specified amount, and underwriting class.   We currently place insureds into the following underwriting classes:

•	ultimate select (preferred) non-tobacco use;
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile-under 18.

We also place insureds in various sub-standard underwriting classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
	>	unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Hypothetical In  Force Illustration

Appendix A contains hypothetical  In Force illustrations for WRL Freedom Elite Builder and WRL Associate Freedom Elite Builder that show how the selected death benefit option, specified amount, cost of insurance rates, hypothetical rates of return, withdrawals and loans affect a policyowner’s death benefit levels, cash and surrender values.

Financial Statements

Western Reserve's statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements, and you should consider these statutory-basis financial statements and schedules only as bearing upon Western Reserve's ability to meet its obligations under the Policies. You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Western Reserve's statutory-basis financial statements and schedules at December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 2010, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the WRL Series Life Account
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Life Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica International Moderate Growth VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Diversified Equity, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica AllianceBernstein Dynamic Allocation VP, Transamerica WMC Diversified Growth VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/MidCap Value VP, Transamerica U.S. Government Securities VP, Transamerica Morgan Stanley Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth & Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Managed Income VP, Transamerica Multi Managed Large Cap Core VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Transamerica Jennison Growth VP, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small-Cap, ProFund VP Small-Cap, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP Ultra Small-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling U.S. Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Franklin Templeton VIP Founding Funds Allocation, and AllianceBernstein Balanced Wealth Strategy Portfolio subaccounts) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Life Account at December 31, 2010, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 18, 2011

S-2

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	4,357,400.690	4,334,290.831	30,623,864.336	28,431,442.468
Cost	$ 52,801,822	$ 41,282,466	$ 313,744,731	$ 318,697,761
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 54,990,397	$ 44,599,853	$ 266,427,620	$ 300,804,661
Receivable for units sold	-	21	-	-
Total assets	54,990,397	44,599,874	266,427,620	300,804,661
Liabilities
Payable for units redeemed	-	-	342	-
	$ 54,990,397	$ 44,599,874	$ 266,427,278	$ 300,804,661
Net Assets:
Deferred annuity contracts
terminable by owners	$ 54,990,397	$ 44,599,874	$ 266,427,278	$ 300,804,661
Total net assets	$ 54,990,397	$ 44,599,874	$ 266,427,278	$ 300,804,661

Accumulation units outstanding:
M&E - 0.90%	1,267,689	2,671,136	13,174,874	14,562,166
M&E - 0.75%	221,209	319,239	5,337,616	5,512,897
M&E - 0.00%	2,973	9,777	102,287	120,995
M&E - 1.50%	6,027	4,657	94,691	56,023

Accumulation unit value:
M&E - 0.90%	$ 40.801716	$ 14.933358	$ 14.220420	$ 14.913463
M&E - 0.75%	$ 14.263144	$ 14.239866	$ 14.443704	$ 14.826103
M&E - 0.00%	$ 13.485759	$ 11.680909	$ 10.130455	$ 10.843925
M&E - 1.50%	$ 11.826668	$ 10.890181	$ 9.967937	$ 10.451190
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	8,765,509.191	6,315,832.035	4,004,431.262	5,090,548.111
Cost	$ 93,254,319	$ 51,004,907	$ 62,577,875	$ 73,151,276
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 91,599,571	$ 44,273,983	$ 45,250,073	$ 59,508,507
Receivable for units sold	854	-	-	-
Total assets	91,600,425	44,273,983	45,250,073	59,508,507
Liabilities
Payable for units redeemed	-	108	409	16
	$ 91,600,425	$ 44,273,875	$ 45,249,664	$ 59,508,491
Net Assets:
Deferred annuity contracts
terminable by owners	$ 91,600,425	$ 44,273,875	$ 45,249,664	$ 59,508,491
Total net assets	$ 91,600,425	$ 44,273,875	$ 45,249,664	$ 59,508,491

Accumulation units outstanding:
M&E - 0.90%	4,793,772	3,093,519	1,566,134	1,741,454
M&E - 0.75%	1,262,605	50,854	210,991	394,612
M&E - 0.00%	23,460	4,404	7,412	2,270
M&E - 1.50%	13,108	3,562	8,210	4,229

Accumulation unit value:
M&E - 0.90%	$ 15.142828	$ 14.132434	$ 26.317191	$ 31.441152
M&E - 0.75%	$ 14.730540	$ 9.373539	$ 18.414956	$ 11.895347
M&E - 0.00%	$ 11.486617	$ 9.562341	$ 8.956515	$ 10.026168
M&E - 1.50%	$ 10.743590	$ 10.146362	$ 9.944816	$ 9.072599
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,187,426.843	593,108.600	172,022.200	4,261,494.588
Cost	$ 10,667,374	$ 7,894,710	$ 1,958,415	$ 63,191,390
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 10,841,207	$ 7,977,311	$ 2,022,981	$ 58,169,401
Receivable for units sold	18	1	4	1
Total assets	10,841,225	7,977,312	2,022,985	58,169,402
Liabilities
Payable for units redeemed	-	-	-	-
	$ 10,841,225	$ 7,977,312	$ 2,022,985	$ 58,169,402
Net Assets:
Deferred annuity contracts
terminable by owners	$ 10,841,225	$ 7,977,312	$ 2,022,985	$ 58,169,402
Total net assets	$ 10,841,225	$ 7,977,312	$ 2,022,985	$ 58,169,402

Accumulation units outstanding:
M&E - 0.90%	654,899	441,730	131,027	2,439,928
M&E - 0.75%	392,651	1,892	28,260	226,898
M&E - 0.00%	16,833	-	26	9,887
M&E - 1.50%	21,749	-	-	4,059

Accumulation unit value:
M&E - 0.90%	$ 9.951938	$ 17.994494	$ 12.609119	$ 22.443425
M&E - 0.75%	$ 10.021311	$ 15.121606	$ 13.113574	$ 14.468586
M&E - 0.00%	$ 10.451223	$ -	$ 10.115638	$ 9.012661
M&E - 1.50%	$ 9.788806	$ -	$ 10.483723	$ 9.129667
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,407,107.553	2,649,036.101	2,696,199.369	2,958,038.645
Cost	$ 18,873,335	$ 30,182,592	$ 32,241,666	$ 23,128,610
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 18,462,515	$ 30,675,838	$ 31,572,495	$ 27,953,465
Receivable for units sold	-	-	-	209
Total assets	18,462,515	30,675,838	31,572,495	27,953,674
Liabilities
Payable for units redeemed	5	-	936	-
	$ 18,462,510	$ 30,675,838	$ 31,571,559	$ 27,953,674
Net Assets:
Deferred annuity contracts
terminable by owners	$ 18,462,510	$ 30,675,838	$ 31,571,559	$ 27,953,674
Total net assets	$ 18,462,510	$ 30,675,838	$ 31,571,559	$ 27,953,674

Accumulation units outstanding:
M&E - 0.90%	966,021	1,799,857	1,819,525	1,560,737
M&E - 0.75%	188,165	234,502	64,806	229,383
M&E - 0.00%	3,588	7,071	4,002	3,746
M&E - 1.50%	4,851	3,344	432	1,760

Accumulation unit value:
M&E - 0.90%	$ 16.013764	$ 15.130336	$ 16.817580	$ 15.491636
M&E - 0.75%	$ 15.343954	$ 14.117442	$ 14.237118	$ 16.147516
M&E - 0.00%	$ 12.982461	$ 13.233177	$ 10.987536	$ 13.245498
M&E - 1.50%	$ 12.182474	$ 11.740749	$ 11.379777	$ 12.341400
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	10,699,169.341	6,210,415.228	9,054,610.058	417,384.749
Cost	$ 238,685,330	$ 94,181,237	$ 100,097,089	$ 3,627,216
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 216,230,212	$ 74,462,879	$ 114,812,456	$ 3,384,990
Receivable for units sold	-	-	-	97
Total assets	216,230,212	74,462,879	114,812,456	3,385,087
Liabilities
Payable for units redeemed	820	27	17	-
	$ 216,229,392	$ 74,462,852	$ 114,812,439	$ 3,385,087
Net Assets:
Deferred annuity contracts
terminable by owners	$ 216,229,392	$ 74,462,852	$ 114,812,439	$ 3,385,087
Total net assets	$ 216,229,392	$ 74,462,852	$ 114,812,439	$ 3,385,087

Accumulation units outstanding:
M&E - 0.90%	7,610,727	2,619,049	7,183,160	209,836
M&E - 0.75%	370,286	276,783	94,640	17,283
M&E - 0.00%	18,092	21,719	6,579	1,038
M&E - 1.50%	8,155	8,108	1,214	247

Accumulation unit value:
M&E - 0.90%	$ 27.709441	$ 26.640440	$ 15.765975	$ 14.941095
M&E - 0.75%	$ 13.714278	$ 15.894578	$ 15.516557	$ 13.659312
M&E - 0.00%	$ 10.142600	$ 9.642694	$ 12.238425	$ 11.040270
M&E - 1.50%	$ 9.649885	$ 10.047920	$ 11.465585	$ 9.613727
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	27,217,699.174	4,277,852.160	55,702,981.710	1,730,825.505
Cost	$ 680,017,503	$ 58,565,288	$ 55,702,982	$ 29,511,081
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 611,309,523	$ 61,258,843	$ 55,702,982	$ 36,122,328
Receivable for units sold	-	-	331	-
Total assets	611,309,523	61,258,843	55,703,313	36,122,328
Liabilities
Payable for units redeemed	21	42	-	5
	$ 611,309,502	$ 61,258,801	$ 55,703,313	$ 36,122,323
Net Assets:
Deferred annuity contracts
terminable by owners	$ 611,309,502	$ 61,258,801	$ 55,703,313	$ 36,122,323
Total net assets	$ 611,309,502	$ 61,258,801	$ 55,703,313	$ 36,122,323

Accumulation units outstanding:
M&E - 0.90%	41,382,661	3,087,879	2,409,589	1,469,355
M&E - 0.75%	470,230	196,160	452,997	317,081
M&E - 0.00%	9,543	2,739	13,247	6,338
M&E - 1.50%	9,080	2,501	3,975	16,246

Accumulation unit value:
M&E - 0.90%	$ 14.609215	$ 18.599507	$ 20.951152	$ 20.035690
M&E - 0.75%	$ 13.954017	$ 19.148249	$ 11.119634	$ 20.234037
M&E - 0.00%	$ 9.733001	$ 13.842380	$ 10.852231	$ 14.356106
M&E - 1.50%	$ 9.562861	$ 12.685780	$ 9.740774	$ 10.832412
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	940,910.278	10,827,686.586	22,667.204	126,857.778
Cost	$ 12,017,581	$ 257,271,805	$ 229,933	$ 1,120,222
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 11,996,606	$ 315,951,895	$ 237,099	$ 1,263,503
Receivable for units sold	75	-	-	4
Total assets	11,996,681	315,951,895	237,099	1,263,507
Liabilities
Payable for units redeemed	-	4	-	-
	$ 11,996,681	$ 315,951,891	$ 237,099	$ 1,263,507
Net Assets:
Deferred annuity contracts
terminable by owners	$ 11,996,681	$ 315,951,891	$ 237,099	$ 1,263,507
Total net assets	$ 11,996,681	$ 315,951,891	$ 237,099	$ 1,263,507

Accumulation units outstanding:
M&E - 0.90%	717,048	5,851,284	17,212	99,331
M&E - 0.75%	163,484	248,493	3,872	26,673
M&E - 0.00%	7,676	6,098	969	192
M&E - 1.50%	865	5,789	527	184

Accumulation unit value:
M&E - 0.90%	$ 13.618051	$ 53.240320	$ 10.471993	$ 9.987900
M&E - 0.75%	$ 13.006631	$ 17.158073	$ 10.513637	$ 10.027627
M&E - 0.00%	$ 12.494600	$ 14.729391	$ 10.725383	$ 10.229644
M&E - 1.50%	$ 11.083135	$ 12.812519	$ 10.947179	$ 10.667079
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	25,540.711	972,428.905	863,636.203	1,262,664.811
Cost	$ 320,193	$ 10,594,543	$ 9,348,047	$ 13,653,273
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 344,544	$ 10,667,545	$ 9,594,998	$ 14,255,486
Receivable for units sold	1	-	-	1
Total assets	344,545	10,667,545	9,594,998	14,255,487
Liabilities
Payable for units redeemed	-	5	1	-
	$ 344,545	$ 10,667,540	$ 9,594,997	$ 14,255,487
Net Assets:
Deferred annuity contracts
terminable by owners	$ 344,545	$ 10,667,540	$ 9,594,997	$ 14,255,487
Total net assets	$ 344,545	$ 10,667,540	$ 9,594,997	$ 14,255,487

Accumulation units outstanding:
M&E - 0.90%	17,568	769,426	561,536	796,461
M&E - 0.75%	6,515	195,412	297,722	444,942
M&E - 0.00%	502	8,672	2,331	1,738
M&E - 1.50%	837	7,980	5,838	17,533

Accumulation unit value:
M&E - 0.90%	$ 13.545563	$ 10.862756	$ 11.052295	$ 11.299234
M&E - 0.75%	$ 13.579197	$ 10.889768	$ 11.079765	$ 11.327317
M&E - 0.00%	$ 13.749328	$ 11.026315	$ 11.218687	$ 11.469334
M&E - 1.50%	$ 13.412374	$ 10.755873	$ 10.943541	$ 11.188060
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,556,049.264	164,951.853	1,450,194.200	217,399.474
Cost	$ 27,921,805	$ 2,091,569	$ 15,230,953	$ 2,156,977
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 28,321,026	$ 2,560,053	$ 16,285,681	$ 2,063,121
Receivable for units sold	76	433	7	-
Total assets	28,321,102	2,560,486	16,285,688	2,063,121
Liabilities
Payable for units redeemed	-	-	-	1
	$ 28,321,102	$ 2,560,486	$ 16,285,688	$ 2,063,120
Net Assets:
Deferred annuity contracts
terminable by owners	$ 28,321,102	$ 2,560,486	$ 16,285,688	$ 2,063,120
Total net assets	$ 28,321,102	$ 2,560,486	$ 16,285,688	$ 2,063,120

Accumulation units outstanding:
M&E - 0.90%	1,621,132	147,958	870,816	152,240
M&E - 0.75%	926,008	14,499	565,364	66,695
M&E - 0.00%	879	1,482	1,866	285
M&E - 1.50%	32,132	346	15,097	606

Accumulation unit value:
M&E - 0.90%	$ 10.968039	$ 15.580376	$ 11.198319	$ 9.378940
M&E - 0.75%	$ 10.995277	$ 15.619083	$ 11.223325	$ 9.399918
M&E - 0.00%	$ 11.133190	$ 15.815004	$ 11.349811	$ 9.505947
M&E - 1.50%	$ 10.860099	$ 15.427028	$ 11.099171	$ 9.295837
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,494,740.548	904,112.819	1,341,627.334	754,394.297
Cost	$ 15,978,448	$ 9,079,345	$ 9,874,727	$ 19,098,908
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 17,249,306	$ 9,619,760	$ 10,598,856	$ 17,720,722
Receivable for units sold	-	2	-	124
Total assets	17,249,306	9,619,762	10,598,856	17,720,846
Liabilities
Payable for units redeemed	8	-	5	-
	$ 17,249,298	$ 9,619,762	$ 10,598,851	$ 17,720,846
Net Assets:
Deferred annuity contracts
terminable by owners	$ 17,249,298	$ 9,619,762	$ 10,598,851	$ 17,720,846
Total net assets	$ 17,249,298	$ 9,619,762	$ 10,598,851	$ 17,720,846

Accumulation units outstanding:
M&E - 0.90%	898,332	524,811	915,618	1,277,562
M&E - 0.75%	591,805	379,439	66,008	-
M&E - 0.00%	1,237	2,180	1,688	-
M&E - 1.50%	8,840	4,728	252	-

Accumulation unit value:
M&E - 0.90%	$ 11.488245	$ 10.548065	$ 10.775127	$ 13.870829
M&E - 0.75%	$ 11.513904	$ 10.571639	$ 10.785897	$ -
M&E - 0.00%	$ 11.643684	$ 10.690813	$ 10.840103	$ -
M&E - 1.50%	$ 11.386512	$ 10.454647	$ 10.732349	$ -
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	437,564.337	207,205.124	71,727.519	334,886.066
Cost	$ 9,859,775	$ 3,350,933	$ 8,448,611	$ 7,671,037
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 8,204,331	$ 3,684,107	$ 9,418,541	$ 8,807,504
Receivable for units sold	301	-	-	-
Total assets	8,204,632	3,684,107	9,418,541	8,807,504
Liabilities
Payable for units redeemed	-	194	2	318
	$ 8,204,632	$ 3,683,913	$ 9,418,539	$ 8,807,186
Net Assets:
Deferred annuity contracts
terminable by owners	$ 8,204,632	$ 3,683,913	$ 9,418,539	$ 8,807,186
Total net assets	$ 8,204,632	$ 3,683,913	$ 9,418,539	$ 8,807,186

Accumulation units outstanding:
M&E - 0.90%	656,922	451,620	346,258	608,072
M&E - 0.75%	-	-	405,622	271,393
M&E - 0.00%	-	-	4,630	24
M&E - 1.50%	-	-	745	1,005

Accumulation unit value:
M&E - 0.90%	$ 12.489513	$ 8.157107	$ 12.022936	$ 9.981954
M&E - 0.75%	$ -	$ -	$ 12.825188	$ 10.049777
M&E - 0.00%	$ -	$ -	$ 9.891483	$ 9.314134
M&E - 1.50%	$ -	$ -	$ 10.108425	$ 9.733080
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	13,069,723.690	195,521.193	158,920.449	45,506.399
Cost	$ 13,069,724	$ 3,385,434	$ 1,497,393	$ 1,177,856
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 13,069,724	$ 3,763,783	$ 1,346,056	$ 1,271,449
Receivable for units sold	-	97	-	4
Total assets	13,069,724	3,763,880	1,346,056	1,271,453
Liabilities
Payable for units redeemed	1	-	198	-
	$ 13,069,723	$ 3,763,880	$ 1,345,858	$ 1,271,453
Net Assets:
Deferred annuity contracts
terminable by owners	$ 13,069,723	$ 3,763,880	$ 1,345,858	$ 1,271,453
Total net assets	$ 13,069,723	$ 3,763,880	$ 1,345,858	$ 1,271,453

Accumulation units outstanding:
M&E - 0.90%	1,035,612	240,634	228,584	93,205
M&E - 0.75%	218,963	36,245	23,701	22,364
M&E - 0.00%	12,775	2,912	50	1,057
M&E - 1.50%	1,972	1,007	1,619	1,180

Accumulation unit value:
M&E - 0.90%	$ 10.282976	$ 13.410639	$ 5.297199	$ 10.780650
M&E - 0.75%	$ 10.352643	$ 13.501733	$ 5.333190	$ 10.853899
M&E - 0.00%	$ 10.540551	$ 12.323946	$ 6.119371	$ 10.175417
M&E - 1.50%	$ 9.656691	$ 11.491614	$ 5.126884	$ 11.153660
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	76,300.417	13,356.497	114,674.783	422,704.189
Cost	$ 1,905,400	$ 262,866	$ 4,619,629	$ 5,476,087
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,027,302	$ 284,093	$ 5,331,231	$ 6,826,673
Receivable for units sold	158	10	852	-
Total assets	2,027,460	284,103	5,332,083	6,826,673
Liabilities
Payable for units redeemed	-	-	-	26
	$ 2,027,460	$ 284,103	$ 5,332,083	$ 6,826,647
Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,027,460	$ 284,103	$ 5,332,083	$ 6,826,647
Total net assets	$ 2,027,460	$ 284,103	$ 5,332,083	$ 6,826,647

Accumulation units outstanding:
M&E - 0.90%	134,182	27,974	535,947	600,320
M&E - 0.75%	17,905	6,831	87,666	217,828
M&E - 0.00%	674	405	1,749	805
M&E - 1.50%	370	206	2,895	10,655

Accumulation unit value:
M&E - 0.90%	$ 13.232887	$ 8.011662	$ 8.484823	$ 8.204820
M&E - 0.75%	$ 13.288892	$ 8.045648	$ 8.520813	$ 8.239676
M&E - 0.00%	$ 13.573803	$ 8.218422	$ 8.703759	$ 8.416896
M&E - 1.50%	$ 12.879878	$ 8.220961	$ 7.757800	$ 9.340285
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	49,719.001	25,504.069	28,239.273	19,116.394
Cost	$ 1,351,056	$ 768,842	$ 607,828	$ 445,595
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,410,031	$ 816,385	$ 623,806	$ 521,878
Receivable for units sold	9	1	4	6
Total assets	1,410,040	816,386	623,810	521,884
Liabilities
Payable for units redeemed	-	-	-	-
	$ 1,410,040	$ 816,386	$ 623,810	$ 521,884
Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,410,040	$ 816,386	$ 623,810	$ 521,884
Total net assets	$ 1,410,040	$ 816,386	$ 623,810	$ 521,884

Accumulation units outstanding:
M&E - 0.90%	110,632	52,238	52,949	41,166
M&E - 0.75%	49,594	21,772	8,903	4,677
M&E - 0.00%	1,442	-	690	4,022
M&E - 1.50%	1,725	37	112	60

Accumulation unit value:
M&E - 0.90%	$ 8.621316	$ 11.011015	$ 9.946639	$ 10.426440
M&E - 0.75%	$ 8.657830	$ 11.057672	$ 9.988791	$ 10.470641
M&E - 0.00%	$ 8.843611	$ 11.295002	$ 10.203113	$ 10.695509
M&E - 1.50%	$ 8.183713	$ 12.142554	$ 10.483939	$ 11.238451
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Falling U.S. Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	17,159.905	626,460.032	355,820.300	100,794.457
Cost	$ 507,803	$ 17,817,540	$ 7,403,252	$ 5,487,536
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 503,986	$ 19,013,062	$ 7,742,650	$ 6,160,557
Receivable for units sold	244	330	44	94
Total assets	504,230	19,013,392	7,742,694	6,160,651
Liabilities
Payable for units redeemed	-	-	-	-
	$ 504,230	$ 19,013,392	$ 7,742,694	$ 6,160,651
Net Assets:
Deferred annuity contracts
terminable by owners	$ 504,230	$ 19,013,392	$ 7,742,694	$ 6,160,651
Total net assets	$ 504,230	$ 19,013,392	$ 7,742,694	$ 6,160,651

Accumulation units outstanding:
M&E - 0.90%	41,441	1,635,691	708,607	559,115
M&E - 0.75%	14,451	503,226	267,416	82,543
M&E - 0.00%	44	12,950	178	1,764
M&E - 1.50%	177	5,426	829	3,172

Accumulation unit value:
M&E - 0.90%	$ 8.976807	$ 8.801091	$ 7.915055	$ 9.514688
M&E - 0.75%	$ 9.014846	$ 8.838374	$ 7.948611	$ 9.555064
M&E - 0.00%	$ 9.208323	$ 9.028196	$ 8.119284	$ 9.760190
M&E - 1.50%	$ 8.706261	$ 9.749570	$ 8.441846	$ 11.007732
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	24,939.590	61,511.307	168,118.085	156,825.547
Cost	$ 316,152	$ 670,515	$ 3,585,290	$ 6,868,366
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 317,481	$ 581,282	$ 3,296,796	$ 8,181,589
Receivable for units sold	2	72	255	48
Total assets	317,483	581,354	3,297,051	8,181,637
Liabilities
Payable for units redeemed	-	-	-	-
	$ 317,483	$ 581,354	$ 3,297,051	$ 8,181,637
Net Assets:
Deferred annuity contracts
terminable by owners	$ 317,483	$ 581,354	$ 3,297,051	$ 8,181,637
Total net assets	$ 317,483	$ 581,354	$ 3,297,051	$ 8,181,637

Accumulation units outstanding:
M&E - 0.90%	44,001	90,569	261,946	668,630
M&E - 0.75%	4,147	8,633	37,876	170,023
M&E - 0.00%	25	-	75	1,513
M&E - 1.50%	70	591	1,565	2,657

Accumulation unit value:
M&E - 0.90%	$ 6.578325	$ 5.822893	$ 10.932154	$ 9.698557
M&E - 0.75%	$ 6.606213	$ 5.847570	$ 10.978423	$ 9.739699
M&E - 0.00%	$ 6.748067	$ 5.973129	$ 11.213825	$ 9.948914
M&E - 1.50%	$ 6.713699	$ 5.913237	$ 10.703545	$ 9.733837
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	100,141.663	199,734.989	49,842.070	99,065.839
Cost	$ 1,811,577	$ 9,062,503	$ 341,967	$ 2,384,784
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,983,806	$ 11,151,204	$ 376,806	$ 2,750,068
Receivable for units sold	22	342	89	19
Total assets	1,983,828	11,151,546	376,895	2,750,087
Liabilities
Payable for units redeemed	-	-	-	-
	$ 1,983,828	$ 11,151,546	$ 376,895	$ 2,750,087
Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,983,828	$ 11,151,546	$ 376,895	$ 2,750,087
Total net assets	$ 1,983,828	$ 11,151,546	$ 376,895	$ 2,750,087

Accumulation units outstanding:
M&E - 0.90%	219,742	883,621	33,958	206,629
M&E - 0.75%	77,493	160,489	5,321	53,437
M&E - 0.00%	394	5,967	14	1,453
M&E - 1.50%	188	12,383	659	1,196

Accumulation unit value:
M&E - 0.90%	$ 6.652541	$ 10.480043	$ 9.420419	$ 10.455891
M&E - 0.75%	$ 6.680791	$ 10.524502	$ 9.460310	$ 10.500215
M&E - 0.00%	$ 6.824549	$ 10.750709	$ 9.663252	$ 10.725662
M&E - 1.50%	$ 8.434194	$ 11.138926	$ 9.907565	$ 10.802430
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Assets and Liabilities
December 31, 2010

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	26,010.626	29,659.588	59,174.622	53,519.142
Cost	$ 397,845	$ 725,437	$ 436,228	$ 562,891
Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 351,404	$ 609,505	$ 456,236	$ 609,048
Receivable for units sold	111	1,110	-	-
Total assets	351,515	610,615	456,236	609,048
Liabilities
Payable for units redeemed	-	-	-	1
	$ 351,515	$ 610,615	$ 456,236	$ 609,047
Net Assets:
Deferred annuity contracts
terminable by owners	$ 351,515	$ 610,615	$ 456,236	$ 609,047
Total net assets	$ 351,515	$ 610,615	$ 456,236	$ 609,047

Accumulation units outstanding:
M&E - 0.90%	56,911	69,659	23,808	33,726
M&E - 0.75%	7,939	11,703	6,441	9,860
M&E - 0.00%	4	150	316	8
M&E - 1.50%	258	190	1,962	1,115

Accumulation unit value:
M&E - 0.90%	$ 5.397558	$ 7.470146	$ 14.025866	$ 13.618288
M&E - 0.75%	$ 5.420452	$ 7.501822	$ 14.060683	$ 13.652085
M&E - 0.00%	$ 5.536890	$ 7.662889	$ 14.236836	$ 13.823118
M&E - 1.50%	$ 4.957076	$ 6.911812	$ 13.887977	$ 13.484387
See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 3,234,359	$ 1,422,355	$ 2,683,966	$ 6,210,089
Dividends
Expenses:
Administrative, mortality and	486,150	377,351	2,091,099	2,414,064
expense risk charge	2,748,209	1,045,004	592,867	3,796,025
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	122,121	-	-
Realized gain distributions	11,762,049	8,150,279	25,378,730	28,845,756
Proceeds from sales	10,922,314	9,147,674	37,505,718	33,888,935
Cost of investments sold	839,735	(875,274)	(12,126,988)	(5,043,179)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	1,944,414	71,262	(91,842,639)	(50,746,300)
Beginning of period	2,188,575	3,317,387	(47,317,111)	(17,893,100)
End of period
Net change in unrealized appreciation/depreciation	244,161	3,246,125	44,525,528	32,853,200
of investments

Net realized and unrealized capital gains (losses)	1,083,896	2,370,851	32,398,540	27,810,021
on investments
	$ 3,832,105	$ 3,415,855	$ 32,991,407	$ 31,606,046
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 2,553,530	$ 575,980	$ 2,602,653	$ 2,390,884
Dividends
Expenses:
Administrative, mortality and	745,444	376,418	368,076	567,466
expense risk charge	1,808,086	199,562	2,234,577	1,823,418
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	13,654,537	8,346,176	5,422,487	11,061,271
Proceeds from sales	15,192,477	10,760,611	9,368,279	13,875,091
Cost of investments sold	(1,537,940)	(2,414,435)	(3,945,792)	(2,813,820)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(9,175,077)	(12,493,950)	(24,706,124)	(14,059,857)
Beginning of period	(1,654,748)	(6,730,924)	(17,327,802)	(13,642,769)
End of period
Net change in unrealized appreciation/depreciation	7,520,329	5,763,026	7,378,322	417,088
of investments

Net realized and unrealized capital gains (losses)	5,982,389	3,348,591	3,432,530	(2,396,732)
on investments
	$ 7,790,475	$ 3,548,153	$ 5,667,107	$ (573,314)
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 266,687	$ 140,445	$ 24,020	$ 404,456
Dividends
Expenses:
Administrative, mortality and	83,059	69,624	15,435	451,820
expense risk charge	183,628	70,821	8,585	(47,364)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	1,624,263	1,673,309	260,668	8,244,194
Proceeds from sales	2,071,643	1,862,937	390,907	10,065,525
Cost of investments sold	(447,380)	(189,628)	(130,239)	(1,821,331)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(1,016,548)	(1,577,048)	(306,656)	(10,575,927)
Beginning of period	173,833	82,601	64,566	(5,021,989)
End of period
Net change in unrealized appreciation/depreciation	1,190,381	1,659,649	371,222	5,553,938
of investments

Net realized and unrealized capital gains (losses)	743,001	1,470,021	240,983	3,732,607
on investments
	$ 926,629	$ 1,540,842	$ 249,568	$ 3,685,243
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 2,001,857	$ 1,290,530	$ 236,021	$ -
Dividends
Expenses:
Administrative, mortality and	118,376	284,709	240,665	174,181
expense risk charge	1,883,481	1,005,821	(4,644)	(174,181)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	44,170	-	-
Realized gain distributions	11,604,168	14,389,116	4,181,356	5,561,740
Proceeds from sales	10,415,588	13,982,272	5,405,447	7,246,462
Cost of investments sold	1,188,580	451,014	(1,224,091)	(1,684,722)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	1,278,099	3,990	(8,473,828)	(3,255,143)
Beginning of period	(410,820)	493,246	(669,171)	4,824,855
End of period
Net change in unrealized appreciation/depreciation	(1,688,919)	489,256	7,804,657	8,079,998
of investments

Net realized and unrealized capital gains (losses)	(500,339)	940,270	6,580,566	6,395,276
on investments
	$ 1,383,142	$ 1,946,091	$ 6,575,922	$ 6,221,095
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 1,965,717	$ 1,990,139	$ 507,932	$ 170,900
Dividends
Expenses:
Administrative, mortality and	1,698,029	622,549	636,251	28,224
expense risk charge	267,688	1,367,590	(128,319)	142,676
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	25,861,105	12,479,829	8,328,038	1,001,030
Proceeds from sales	34,688,417	20,584,447	8,435,986	1,433,804
Cost of investments sold	(8,827,312)	(8,104,618)	(107,948)	(432,774)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(59,338,236)	(36,048,746)	(394,810)	(778,771)
Beginning of period	(22,455,118)	(19,718,358)	14,715,367	(242,226)
End of period
Net change in unrealized appreciation/depreciation	36,883,118	16,330,388	15,110,177	536,545
of investments

Net realized and unrealized capital gains (losses)	28,055,806	8,225,770	15,002,229	103,771
on investments
	$ 28,323,494	$ 9,593,360	$ 14,873,910	$ 246,447
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 2,993,270	$ 16,933	$ 3,157	$ 233,942
Dividends
Expenses:
Administrative, mortality and	5,031,913	431,544	546,005	250,922
expense risk charge	(2,038,643)	(414,611)	(542,848)	(16,980)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	61,783,787	6,683,034	30,370,326	8,053,589
Proceeds from sales	79,592,247	9,865,424	30,370,326	10,345,424
Cost of investments sold	(17,808,460)	(3,182,390)	-	(2,291,835)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(177,572,158)	(15,913,977)	-	(3,497,763)
Beginning of period	(68,707,980)	2,693,555	-	6,611,247
End of period
Net change in unrealized appreciation/depreciation	108,864,178	18,607,532	-	10,109,010
of investments

Net realized and unrealized capital gains (losses)	91,055,718	15,425,142	-	7,817,175
on investments
	$ 89,017,075	$ 15,010,531	$ (542,848)	$ 7,800,195
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 335,903	$ 326,997	$ 2,015	$ 11,401
Dividends
Expenses:
Administrative, mortality and	92,461	2,455,057	1,293	7,822
expense risk charge	243,442	(2,128,060)	722	3,579
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	240,868	-	1,709	8,886
Realized gain distributions	3,449,731	28,770,313	146,131	91,032
Proceeds from sales	3,218,874	28,420,298	137,341	75,138
Cost of investments sold	471,725	350,015	10,499	24,780
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	375,995	(22,614,119)	3,236	59,056
Beginning of period	(20,975)	58,680,090	7,166	143,281
End of period
Net change in unrealized appreciation/depreciation	(396,970)	81,294,209	3,930	84,225
of investments

Net realized and unrealized capital gains (losses)	74,755	81,644,224	14,429	109,005
on investments
	$ 318,197	$ 79,516,164	$ 15,151	$ 112,584
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 1,885	$ 31,027	$ 51,896	$ 118,264
Dividends
Expenses:
Administrative, mortality and	1,848	72,244	70,559	107,897
expense risk charge	37	(41,217)	(18,663)	10,367
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	4,572	15,072	29,883	78,365
Realized gain distributions	106,612	1,661,281	1,773,368	1,977,571
Proceeds from sales	100,750	1,560,093	1,628,150	1,839,411
Cost of investments sold	10,434	116,260	175,101	216,525
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	3,139	364,571	535,535	891,536
Beginning of period	24,351	73,002	246,951	602,213
End of period
Net change in unrealized appreciation/depreciation	21,212	(291,569)	(288,584)	(289,323)
of investments

Net realized and unrealized capital gains (losses)	31,646	(175,309)	(113,483)	(72,798)
on investments
	$ 31,683	$ (216,526)	$ (132,146)	$ (62,431)
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 48,351	$ 13,734	$ 43,257	$ 2,190
Dividends
Expenses:
Administrative, mortality and	212,049	18,895	120,670	16,649
expense risk charge	(163,698)	(5,161)	(77,413)	(14,459)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	80,817	-	103,595	1,236
Realized gain distributions	5,062,493	1,031,895	2,746,530	696,578
Proceeds from sales	4,581,274	772,147	2,645,751	714,411
Cost of investments sold	562,036	259,748	204,374	(16,597)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	922,185	368,633	646,180	4,646
Beginning of period	399,221	468,484	1,054,728	(93,856)
End of period
Net change in unrealized appreciation/depreciation	(522,964)	99,851	408,548	(98,502)
of investments

Net realized and unrealized capital gains (losses)	39,072	359,599	612,922	(115,099)
on investments
	$ (124,626)	$ 354,438	$ 535,509	$ (129,558)
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount(1)	Subaccount

Net investment income (loss)
Income:	$ 38,180	$ 11,407	$ 3,697	$ 165,029
Dividends
Expenses:
Administrative, mortality and	129,061	67,275	59,463	146,298
expense risk charge	(90,881)	(55,868)	(55,766)	18,731
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	97,402	26,531	-	7,506
Realized gain distributions	2,228,506	1,347,806	2,190,625	2,197,719
Proceeds from sales	2,040,263	1,350,910	2,320,604	2,526,768
Cost of investments sold	285,645	23,427	(129,979)	(321,543)
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	669,014	174,021	-	(4,132,569)
Beginning of period	1,270,858	540,415	724,129	(1,378,186)
End of period
Net change in unrealized appreciation/depreciation	601,844	366,394	724,129	2,754,383
of investments

Net realized and unrealized capital gains (losses)	887,489	389,821	594,150	2,432,840
on investments
	$ 796,608	$ 333,953	$ 538,384	$ 2,451,571
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 123,544	$ -	$ 149,387	$ 12,521
Dividends
Expenses:
Administrative, mortality and	68,538	30,447	64,737	77,043
expense risk charge	55,006	(30,447)	84,650	(64,522)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	149,359	-
Realized gain distributions	908,374	1,186,377	2,400,855	7,423,836
Proceeds from sales	1,176,764	1,608,647	2,776,440	6,577,251
Cost of investments sold	(268,390)	(422,270)	(226,226)	846,585
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(2,881,656)	(825,048)	(258,905)	855,723
Beginning of period	(1,655,444)	333,174	969,930	1,136,467
End of period
Net change in unrealized appreciation/depreciation	1,226,212	1,158,222	1,228,835	280,744
of investments

Net realized and unrealized capital gains (losses)	957,822	735,952	1,002,609	1,127,329
on investments
	$ 1,012,828	$ 705,505	$ 1,087,259	$ 1,062,807
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 4,957	$ -	$ -	$ -
Dividends
Expenses:
Administrative, mortality and	211,787	41,488	14,006	20,845
expense risk charge	(206,830)	(41,488)	(14,006)	(20,845)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	72,271,788	14,786,698	30,483,797	27,278,660
Proceeds from sales	72,271,788	14,032,899	30,884,461	27,269,303
Cost of investments sold	-	753,799	(400,664)	9,357
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	-	404,638	(89,212)	40,223
Beginning of period	-	378,349	(151,337)	93,593
End of period
Net change in unrealized appreciation/depreciation	-	(26,289)	(62,125)	53,370
of investments

Net realized and unrealized capital gains (losses)	-	727,510	(462,789)	62,727
on investments
	$ (206,830)	$ 686,022	$ (476,795)	$ 41,882
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 150,319	$ 4,814	$ 18,060	$ -
Dividends
Expenses:
Administrative, mortality and	18,998	2,659	37,025	37,128
expense risk charge	131,321	2,155	(18,965)	(37,128)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	8,284,602	481,409	2,122,905	23,051,516
Proceeds from sales	7,437,858	482,132	2,028,788	22,705,278
Cost of investments sold	846,744	(723)	94,117	346,238
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	1,038,003	13,079	101,252	289,593
Beginning of period	121,902	21,227	711,602	1,350,586
End of period
Net change in unrealized appreciation/depreciation	(916,101)	8,148	610,350	1,060,993
of investments

Net realized and unrealized capital gains (losses)	(69,357)	7,425	704,467	1,407,231
on investments
	$ 61,964	$ 9,580	$ 685,502	$ 1,370,103
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 41,306	$ -	$ 29,511	$ 2,227
Dividends
Expenses:
Administrative, mortality and	12,500	3,448	5,444	14,577
expense risk charge	28,806	(3,448)	24,067	(12,350)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	1,500,268	802,853	860,126	4,900,170
Proceeds from sales	1,440,558	813,260	828,830	4,614,193
Cost of investments sold	59,710	(10,407)	31,296	285,977
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	110,957	17,483	82,511	135,433
Beginning of period	58,975	47,543	15,978	76,283
End of period
Net change in unrealized appreciation/depreciation	(51,982)	30,060	(66,533)	(59,150)
of investments

Net realized and unrealized capital gains (losses)	7,728	19,653	(35,237)	226,827
on investments
	$ 36,534	$ 16,205	$ (11,170)	$ 214,477
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Falling U.S. Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ -	$ -	$ -	$ 4,020
Dividends
Expenses:
Administrative, mortality and	3,896	85,858	38,135	46,363
expense risk charge	(3,896)	(85,858)	(38,135)	(42,343)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	149,781	248,805	-
Realized gain distributions	492,226	8,935,407	9,444,302	4,344,642
Proceeds from sales	514,921	8,225,607	9,924,034	4,129,871
Cost of investments sold	(22,695)	859,581	(230,927)	214,771
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(4,257)	1,281,354	525,187	200,284
Beginning of period	(3,817)	1,195,522	339,398	673,021
End of period
Net change in unrealized appreciation/depreciation	440	(85,832)	(185,789)	472,737
of investments

Net realized and unrealized capital gains (losses)	(22,255)	773,749	(416,716)	687,508
on investments
	$ (26,151)	$ 687,891	$ (454,851)	$ 645,165
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ -	$ -	$ 15,855	$ 27,850
Dividends
Expenses:
Administrative, mortality and	1,207	7,340	30,965	42,978
expense risk charge	(1,207)	(7,340)	(15,110)	(15,128)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	-
Realized gain distributions	381,016	3,080,477	5,173,865	5,746,147
Proceeds from sales	383,995	3,302,459	5,298,085	5,214,126
Cost of investments sold	(2,979)	(221,982)	(124,220)	532,021
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	3,220	(78,085)	(610,723)	626,720
Beginning of period	1,329	(89,233)	(288,494)	1,313,223
End of period
Net change in unrealized appreciation/depreciation	(1,891)	(11,148)	322,229	686,503
of investments

Net realized and unrealized capital gains (losses)	(4,870)	(233,130)	198,009	1,218,524
on investments
	$ (6,077)	$ (240,470)	$ 182,899	$ 1,203,396
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ 4,770	$ -	$ 11,304	$ -
Dividends
Expenses:
Administrative, mortality and	17,473	63,134	2,453	39,147
expense risk charge	(12,703)	(63,134)	8,851	(39,147)
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	-	474,386
Realized gain distributions	2,610,484	3,528,242	649,475	10,057,076
Proceeds from sales	2,522,349	2,589,704	642,261	9,805,348
Cost of investments sold	88,135	938,538	7,214	726,114
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	150,979	709,592	4,752	425,885
Beginning of period	172,229	2,088,701	34,839	365,284
End of period
Net change in unrealized appreciation/depreciation	21,250	1,379,109	30,087	(60,601)
of investments

Net realized and unrealized capital gains (losses)	109,385	2,317,647	37,301	665,513
on investments
	$ 96,682	$ 2,254,513	$ 46,152	$ 626,366
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Operations
Year Ended December 31, 2010, Except as Noted

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount

Net investment income (loss)
Income:	$ -	$ -	$ 9,333	$ 9,445
Dividends
Expenses:
Administrative, mortality and	7,872	6,514	3,325	4,158
expense risk charge	(7,872)	(6,514)	6,008	5,287
Net investment income (loss)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:	-	-	35	-
Realized gain distributions	3,046,198	2,371,380	380,601	382,557
Proceeds from sales	3,325,477	2,598,638	378,344	368,797
Cost of investments sold	(279,279)	(227,258)	2,292	13,760
Net realized capital gains (losses) on investments

Net change in unrealized appreciation/depreciation
of investments:	(93,249)	(190,281)	8,328	10,450
Beginning of period	(46,441)	(115,932)	20,008	46,157
End of period
Net change in unrealized appreciation/depreciation	46,808	74,349	11,680	35,707
of investments

Net realized and unrealized capital gains (losses)	(232,471)	(152,909)	13,972	49,467
on investments
	$ (240,343)	$ (159,423)	$ 19,980	$ 54,754
Increase (decrease) in net assets from operations

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP		Transamerica Asset Allocation - Conservative VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,748,209	$ 1,967,964	$ 1,045,004	$ 1,325,382
Net realized capital gains (losses)
on investments	839,735	617,304	(875,274)	(3,147,909)
Net change in unrealized appreciation/
depreciation of investments	244,161	1,821,102	3,246,125	10,013,034
Increase (decrease) in net assets
from operations	3,832,105	4,406,370	3,415,855	8,190,507

Contract transactions
Net contract purchase payments	4,950,673	6,931,655	6,062,921	617,626
Transfer payments from (to) other
subaccounts or general account	(351,823)	731,520	(398,442)	771,449
Contract terminations, withdrawals,
and other deductions	(3,674,792)	(3,073,074)	(2,092,334)	(2,085,596)
Contract maintenance charges	(4,657,943)	(4,890,646)	(3,599,279)	(3,582,168)
Increase (decrease) in net assets
from contract transactions	(3,733,885)	(300,545)	(27,134)	(4,278,689)
Net increase (decrease) in net assets	98,220	4,105,825	3,388,721	3,911,818

Net assets:
Beginning of the period	54,892,177	50,786,352	41,211,153	37,299,335
End of the period	$ 54,990,397	$ 54,892,177	$ 44,599,874	$ 41,211,153

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Growth VP		Transamerica Asset Allocation - Moderate Growth VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 592,867	$ 4,005,063	$ 3,796,025	$ 6,181,636
Net realized capital gains (losses)
on investments	(12,126,988)	(685,306)	(5,043,179)	3,435,396
Net change in unrealized appreciation/
depreciation of investments	44,525,528	51,966,862	32,853,200	50,995,801
Increase (decrease) in net assets
from operations	32,991,407	55,286,619	31,606,046	60,612,833

Contract transactions
Net contract purchase payments	32,224,127	38,254,977	39,679,446	40,493,778
Transfer payments from (to) other
subaccounts or general account	(6,667,157)	(3,862,454)	(6,725,801)	(4,368,199)
Contract terminations, withdrawals,
and other deductions	(15,085,701)	(13,343,642)	(18,379,007)	(15,511,796)
Contract maintenance charges	(22,410,694)	(25,323,768)	(26,908,482)	(29,625,327)
Increase (decrease) in net assets
from contract transactions	(11,939,425)	(4,274,887)	(12,333,844)	(9,011,544)
Net increase (decrease) in net assets	21,051,982	51,011,732	19,272,202	51,601,289

Net assets:
Beginning of the period	245,375,296	194,363,564	281,532,459	229,931,170
End of the period	$ 266,427,278	$ 245,375,296	$ 300,804,661	$ 281,532,459

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP		Transamerica MFS International Equity VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,808,086	$ 2,586,278	$ 199,562	$ 710,219
Net realized capital gains (losses)
on investments	(1,537,940)	(2,652,289)	(2,414,435)	(3,354,983)
Net change in unrealized appreciation/
depreciation of investments	7,520,329	17,489,168	5,763,026	13,347,504
Increase (decrease) in net assets
from operations	7,790,475	17,423,157	3,548,153	10,702,740

Contract transactions
Net contract purchase payments	13,838,788	7,414,397	4,485,493	2,889,824
Transfer payments from (to) other
subaccounts or general account	(1,616,467)	2,190,581	(2,644,537)	(918,100)
Contract terminations, withdrawals,
and other deductions	(5,091,369)	(5,455,579)	(2,923,762)	(2,057,026)
Contract maintenance charges	(9,335,289)	(9,759,529)	(2,953,763)	(3,135,234)
Increase (decrease) in net assets
from contract transactions	(2,204,337)	(5,610,130)	(4,036,569)	(3,220,536)
Net increase (decrease) in net assets	5,586,138	11,813,027	(488,416)	7,482,204

Net assets:
Beginning of the period	86,014,287	74,201,260	44,762,291	37,280,087
End of the period	$ 91,600,425	$ 86,014,287	$ 44,273,875	$ 44,762,291

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP		Transamerica Federated Market Opportunity VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 2,234,577	$ (313,744)	$ 1,823,418	$ 1,670,454
Net realized capital gains (losses)
on investments	(3,945,792)	(7,896,625)	(2,813,820)	4,995,299
Net change in unrealized appreciation/
depreciation of investments	7,378,322	18,572,978	417,088	(4,277,548)
Increase (decrease) in net assets
from operations	5,667,107	10,362,609	(573,314)	2,388,205

Contract transactions
Net contract purchase payments	3,696,329	3,514,173	2,473,611	6,051,402
Transfer payments from (to) other
subaccounts or general account	(563,480)	(990,258)	(1,609,175)	(4,138,195)
Contract terminations, withdrawals,
and other deductions	(2,421,353)	(2,340,042)	(4,075,611)	(4,682,450)
Contract maintenance charges	(3,626,232)	(3,851,310)	(6,007,056)	(6,939,362)
Increase (decrease) in net assets
from contract transactions	(2,914,736)	(3,667,437)	(9,218,231)	(9,708,605)
Net increase (decrease) in net assets	2,752,371	6,695,172	(9,791,545)	(7,320,400)

Net assets:
Beginning of the period	42,497,293	35,802,121	69,300,036	76,620,436
End of the period	$ 45,249,664	$ 42,497,293	$ 59,508,491	$ 69,300,036

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica International Moderate Growth VP		Transamerica JPMorgan Mid Cap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 183,628	$ 158,090	$ 70,821	$ 64,457
Net realized capital gains (losses)
on investments	(447,380)	(915,912)	(189,628)	(440,201)
Net change in unrealized appreciation/
depreciation of investments	1,190,381	2,939,115	1,659,649	1,992,121
Increase (decrease) in net assets
from operations	926,629	2,181,293	1,540,842	1,616,377

Contract transactions
Net contract purchase payments	1,881,407	2,095,058	-	-
Transfer payments from (to) other
subaccounts or general account	(215,069)	(238,271)	(281,141)	(629,305)
Contract terminations, withdrawals,
and other deductions	(611,573)	(408,700)	(1,045,921)	(491,774)
Contract maintenance charges	(1,025,697)	(1,216,022)	(259,423)	(274,076)
Increase (decrease) in net assets
from contract transactions	29,068	232,065	(1,586,485)	(1,395,155)
Net increase (decrease) in net assets	955,697	2,413,358	(45,643)	221,222

Net assets:
Beginning of the period	9,885,528	7,472,170	8,022,955	7,801,733
End of the period	$ 10,841,225	$ 9,885,528	$ 7,977,312	$ 8,022,955

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP		Transamerica BlackRock Large Cap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 8,585	$ 15,290	$ (47,364)	$ 216,743
Net realized capital gains (losses)
on investments	(130,239)	(261,638)	(1,821,331)	(3,051,850)
Net change in unrealized appreciation/
depreciation of investments	371,222	571,059	5,553,938	7,216,947
Increase (decrease) in net assets
from operations	249,568	324,711	3,685,243	4,381,840

Contract transactions
Net contract purchase payments	260,516	166,930	2,513,718	2,828,121
Transfer payments from (to) other
subaccounts or general account	11,245	42,242	18,029,742	1,790,309
Contract terminations, withdrawals,
and other deductions	(29,558)	(56,901)	(3,633,762)	(2,218,266)
Contract maintenance charges	(99,951)	(89,818)	(4,368,928)	(3,648,145)
Increase (decrease) in net assets
from contract transactions	142,252	62,453	12,540,770	(1,247,981)
Net increase (decrease) in net assets	391,820	387,164	16,226,013	3,133,859

Net assets:
Beginning of the period	1,631,165	1,244,001	41,943,389	38,809,530
End of the period	$ 2,022,985	$ 1,631,165	$ 58,169,402	$ 41,943,389

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica AEGON High Yield Bond VP		Transamerica PIMCO Total Return VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 1,883,481	$ 757,253	$ 1,005,821	$ 1,428,021
Net realized capital gains (losses)
on investments	1,188,580	122,196	451,014	595,193
Net change in unrealized appreciation/
depreciation of investments	(1,688,919)	1,617,590	489,256	1,391,900
Increase (decrease) in net assets
from operations	1,383,142	2,497,039	1,946,091	3,415,114

Contract transactions
Net contract purchase payments	10,665,346	7,905,447	3,034,892	8,887,871
Transfer payments from (to) other
subaccounts or general account	(4,007,560)	1,483,398	1,334,641	1,370,256
Contract terminations, withdrawals,
and other deductions	(664,060)	(267,242)	(2,293,902)	(1,237,782)
Contract maintenance charges	(942,798)	(509,019)	(2,310,665)	(1,946,199)
Increase (decrease) in net assets
from contract transactions	5,050,928	8,612,584	(235,034)	7,074,146
Net increase (decrease) in net assets	6,434,070	11,109,623	1,711,057	10,489,260

Net assets:
Beginning of the period	12,028,440	918,817	28,964,781	18,475,521
End of the period	$ 18,462,510	$ 12,028,440	$ 30,675,838	$ 28,964,781

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Focus VP		Transamerica T. Rowe Price Small Cap VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (4,644)	$ 399,401	$ (174,181)	$ (136,530)
Net realized capital gains (losses)
on investments	(1,224,091)	(2,757,812)	(1,684,722)	(3,495,029)
Net change in unrealized appreciation/
depreciation of investments	7,804,657	8,047,934	8,079,998	8,975,129
Increase (decrease) in net assets
from operations	6,575,922	5,689,523	6,221,095	5,343,570

Contract transactions
Net contract purchase payments	2,491,535	1,882,255	5,745,780	2,185,411
Transfer payments from (to) other
subaccounts or general account	(408,082)	(577,174)	28,190	(634,141)
Contract terminations, withdrawals,
and other deductions	(1,554,403)	(1,609,068)	(1,016,893)	(942,558)
Contract maintenance charges	(2,430,457)	(2,575,249)	(1,475,314)	(1,445,885)
Increase (decrease) in net assets
from contract transactions	(1,901,407)	(2,879,236)	3,281,763	(837,173)
Net increase (decrease) in net assets	4,674,515	2,810,287	9,502,858	4,506,397

Net assets:
Beginning of the period	26,897,044	24,086,757	18,450,816	13,944,419
End of the period	$ 31,571,559	$ 26,897,044	$ 27,953,674	$ 18,450,816

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Diversified Equity VP		Transamerica Third Avenue Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 267,688	$ 933,958	$ 1,367,590	$ (572,759)
Net realized capital gains (losses)
on investments	(8,827,312)	(10,834,074)	(8,104,618)	(6,225,520)
Net change in unrealized appreciation/
depreciation of investments	36,883,118	48,776,860	16,330,388	25,804,258
Increase (decrease) in net assets
from operations	28,323,494	38,876,744	9,593,360	19,005,979

Contract transactions
Net contract purchase payments	11,594,889	15,855,294	1,190,972	5,134,109
Transfer payments from (to) other
subaccounts or general account	27,337,150	(2,097,348)	(2,117,273)	(1,423,521)
Contract terminations, withdrawals,
and other deductions	(11,331,036)	(9,122,147)	(3,799,216)	(3,601,012)
Contract maintenance charges	(18,896,002)	(18,109,997)	(5,391,423)	(5,887,863)
Increase (decrease) in net assets
from contract transactions	8,705,001	(13,474,198)	(10,116,940)	(5,778,287)
Net increase (decrease) in net assets	37,028,495	25,402,546	(523,580)	13,227,692

Net assets:
Beginning of the period	179,200,897	153,798,351	74,986,432	61,758,740
End of the period	$ 216,229,392	$ 179,200,897	$ 74,462,852	$ 74,986,432

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Balanced VP		Transamerica AllianceBernstein Dynamic Allocation VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (128,319)	$ 36,918	$ 142,676	$ 80,008
Net realized capital gains (losses)
on investments	(107,948)	(193,334)	(432,774)	(646,110)
Net change in unrealized appreciation/
depreciation of investments	15,110,177	1,121,198	536,545	1,331,877
Increase (decrease) in net assets
from operations	14,873,910	964,782	246,447	765,775

Contract transactions
Net contract purchase payments	4,940,149	682,941	457,794	140,645
Transfer payments from (to) other
subaccounts or general account	101,113,125	61,182	67,098	(144,335)
Contract terminations, withdrawals,
and other deductions	(4,324,136)	(182,181)	(340,537)	(108,732)
Contract maintenance charges	(6,587,212)	(438,427)	(237,710)	(255,185)
Increase (decrease) in net assets
from contract transactions	95,141,926	123,515	(53,355)	(367,607)
Net increase (decrease) in net assets	110,015,836	1,088,297	193,092	398,168

Net assets:
Beginning of the period	4,796,603	3,708,306	3,191,995	2,793,827
End of the period	$ 114,812,439	$ 4,796,603	$ 3,385,087	$ 3,191,995

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica WMC Diversified Growth VP		Transamerica Growth Opportunities VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (2,038,643)	$ 270,596	$ (414,611)	$ (211,894)
Net realized capital gains (losses)
on investments	(17,808,460)	(29,955,541)	(3,182,390)	(7,369,828)
Net change in unrealized appreciation/
depreciation of investments	108,864,178	158,010,875	18,607,532	20,050,496
Increase (decrease) in net assets
from operations	89,017,075	128,325,930	15,010,531	12,468,774

Contract transactions
Net contract purchase payments	52,815,025	57,863,152	8,553,405	2,983,973
Transfer payments from (to) other
subaccounts or general account	(8,750,279)	(4,250,838)	(170,673)	(545,836)
Contract terminations, withdrawals,
and other deductions	(34,792,246)	(29,991,106)	(2,835,704)	(2,283,087)
Contract maintenance charges	(61,058,455)	(64,605,293)	(3,845,185)	(3,938,092)
Increase (decrease) in net assets
from contract transactions	(51,785,955)	(40,984,085)	1,701,843	(3,783,042)
Net increase (decrease) in net assets	37,231,120	87,341,845	16,712,374	8,685,732

Net assets:
Beginning of the period	574,078,382	486,736,537	44,546,427	35,860,695
End of the period	$ 611,309,502	$ 574,078,382	$ 61,258,801	$ 44,546,427

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Money Market VP		Transamerica Small/MidCap Value VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (542,848)	$ (609,621)	$ (16,980)	$ 449,598
Net realized capital gains (losses)
on investments	-	-	(2,291,835)	(1,774,200)
Net change in unrealized appreciation/
depreciation of investments	-	-	10,109,010	7,963,885
Increase (decrease) in net assets
from operations	(542,848)	(609,621)	7,800,195	6,639,283

Contract transactions
Net contract purchase payments	5,732,883	-	8,829,511	4,526,645
Transfer payments from (to) other
subaccounts or general account	(1,090,488)	(21,883,560)	(1,102,804)	(17,758)
Contract terminations, withdrawals,
and other deductions	(7,668,830)	(9,497,729)	(1,021,465)	(778,778)
Contract maintenance charges	(6,731,279)	(8,470,520)	(2,149,332)	(1,899,910)
Increase (decrease) in net assets
from contract transactions	(9,757,714)	(39,851,809)	4,555,910	1,830,199
Net increase (decrease) in net assets	(10,300,562)	(40,461,430)	12,356,105	8,469,482

Net assets:
Beginning of the period	66,003,875	106,465,305	23,766,218	15,296,736
End of the period	$ 55,703,313	$ 66,003,875	$ 36,122,323	$ 23,766,218

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica Morgan Stanley Mid-Cap Growth VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 243,442	$ 270,912	$ (2,128,060)	$ (1,878,639)
Net realized capital gains (losses)
on investments	471,725	666,022	350,015	(8,840,119)
Net change in unrealized appreciation/
depreciation of investments	(396,970)	(364,976)	81,294,209	108,780,897
Increase (decrease) in net assets
from operations	318,197	571,958	79,516,164	98,062,139

Contract transactions
Net contract purchase payments	3,856,164	-	21,791,568	21,853,738
Transfer payments from (to) other
subaccounts or general account	(298,826)	(9,340,656)	(3,713,245)	(1,633,244)
Contract terminations, withdrawals,
and other deductions	(703,475)	(1,230,069)	(16,310,755)	(11,988,360)
Contract maintenance charges	(921,425)	(1,542,093)	(21,685,565)	(21,909,027)
Increase (decrease) in net assets
from contract transactions	1,932,438	(12,112,818)	(19,917,997)	(13,676,893)
Net increase (decrease) in net assets	2,250,635	(11,540,860)	59,598,167	84,385,246

Net assets:
Beginning of the period	9,746,046	21,286,906	256,353,724	171,968,478
End of the period	$ 11,996,681	$ 9,746,046	$ 315,951,891	$ 256,353,724

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Index 50 VP		Transamerica Index 75 VP
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 722	$ (471)	$ 3,579	$ (1,386)
Net realized capital gains (losses)
on investments	10,499	2,979	24,780	(18,143)
Net change in unrealized appreciation/
depreciation of investments	3,930	(2,266)	84,225	86,677
Increase (decrease) in net assets
from operations	15,151	242	112,584	67,148

Contract transactions
Net contract purchase payments	106,991	8,538	442,247	592,046
Transfer payments from (to) other
subaccounts or general account	49,219	(12,189)	(1,157)	5,193
Contract terminations, withdrawals,
and other deductions	(4,659)	(2,958)	(8,370)	(2,697)
Contract maintenance charges	(24,810)	(6,066)	(58,373)	(25,098)
Increase (decrease) in net assets
from contract transactions	126,741	(12,675)	374,347	569,444
Net increase (decrease) in net assets	141,892	(12,433)	486,931	636,592

Net assets:
Beginning of the period	95,207	107,640	776,576	139,984
End of the period	$ 237,099	$ 95,207	$ 1,263,507	$ 776,576

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Efficient Markets VP		Transamerica Hanlon Balanced VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ 37	$ (217)	$ (41,217)	$ (15,444)
Net realized capital gains (losses)
on investments	10,434	658	116,260	20,086
Net change in unrealized appreciation/
depreciation of investments	21,212	3,139	(291,569)	364,571
Increase (decrease) in net assets
from operations	31,683	3,580	(216,526)	369,213

Contract transactions
Net contract purchase payments	209,141	119,801	4,518,547	3,807,413
Transfer payments from (to) other
subaccounts or general account	1,992	8,956	2,840,987	827,793
Contract terminations, withdrawals,
and other deductions	-	-	(269,963)	(90,287)
Contract maintenance charges	(28,178)	(2,430)	(894,871)	(224,766)
Increase (decrease) in net assets
from contract transactions	182,955	126,327	6,194,700	4,320,153
Net increase (decrease) in net assets	214,638	129,907	5,978,174	4,689,366

Net assets:
Beginning of the period	129,907	-	4,689,366	-
End of the period	$ 344,545	$ 129,907	$ 10,667,540	$ 4,689,366

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Growth & Income VP		Transamerica Hanlon Growth VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (18,663)	$ (21,876)	$ 10,367	$ (37,543)
Net realized capital gains (losses)
on investments	175,101	19,450	216,525	55,369
Net change in unrealized appreciation/
depreciation of investments	(288,584)	535,535	(289,323)	891,536
Increase (decrease) in net assets
from operations	(132,146)	533,109	(62,431)	909,362

Contract transactions
Net contract purchase payments	3,412,696	5,208,018	5,261,055	8,723,063
Transfer payments from (to) other
subaccounts or general account	857,305	1,254,000	457,383	1,256,340
Contract terminations, withdrawals,
and other deductions	(193,882)	(69,537)	(393,890)	(91,320)
Contract maintenance charges	(990,799)	(283,767)	(1,324,364)	(479,711)
Increase (decrease) in net assets
from contract transactions	3,085,320	6,108,714	4,000,184	9,408,372
Net increase (decrease) in net assets	2,953,174	6,641,823	3,937,753	10,317,734

Net assets:
Beginning of the period	6,641,823	-	10,317,734	-
End of the period	$ 9,594,997	$ 6,641,823	$ 14,255,487	$ 10,317,734

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Hanlon Managed Income VP		Transamerica Multi Managed Large Cap Core VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (163,698)	$ (53,899)	$ (5,161)	$ 1,595
Net realized capital gains (losses)
on investments	562,036	27,984	259,748	16,575
Net change in unrealized appreciation/
depreciation of investments	(522,964)	922,185	99,851	368,633
Increase (decrease) in net assets
from operations	(124,626)	896,270	354,438	386,803

Contract transactions
Net contract purchase payments	15,511,088	14,529,480	249,216	567,723
Transfer payments from (to) other
subaccounts or general account	(925,957)	2,727,309	75,480	1,245,207
Contract terminations, withdrawals,
and other deductions	(884,590)	(184,353)	(65,418)	(36,894)
Contract maintenance charges	(2,559,419)	(664,100)	(144,346)	(71,723)
Increase (decrease) in net assets
from contract transactions	11,141,122	16,408,336	114,932	1,704,313
Net increase (decrease) in net assets	11,016,496	17,304,606	469,370	2,091,116

Net assets:
Beginning of the period	17,304,606	-	2,091,116	-
End of the period	$ 28,321,102	$ 17,304,606	$ 2,560,486	$ 2,091,116

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP		Transamerica Foxhall Global Conservative VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (77,413)	$ (31,560)	$ (14,459)	$ (5,226)
Net realized capital gains (losses)
on investments	204,374	17,663	(16,597)	2,638
Net change in unrealized appreciation/
depreciation of investments	408,548	646,180	(98,502)	4,646
Increase (decrease) in net assets
from operations	535,509	632,283	(129,558)	2,058

Contract transactions
Net contract purchase payments	5,603,007	10,012,448	882,832	1,579,853
Transfer payments from (to) other
subaccounts or general account	388,445	1,645,355	74,480	102,400
Contract terminations, withdrawals,
and other deductions	(664,067)	(91,086)	(129,719)	(15,300)
Contract maintenance charges	(1,414,752)	(361,454)	(237,200)	(66,726)
Increase (decrease) in net assets
from contract transactions	3,912,633	11,205,263	590,393	1,600,227
Net increase (decrease) in net assets	4,448,142	11,837,546	460,835	1,602,285

Net assets:
Beginning of the period	11,837,546	-	1,602,285	-
End of the period	$ 16,285,688	$ 11,837,546	$ 2,063,120	$ 1,602,285

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Foxhall Global Growth VP		Transamerica Foxhall Global Hard Asset VP
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ (90,881)	$ (31,282)	$ (55,868)	$ (17,180)
Net realized capital gains (losses)
on investments	285,645	20,043	23,427	2,210
Net change in unrealized appreciation/
depreciation of investments	601,844	669,014	366,394	174,021
Increase (decrease) in net assets
from operations	796,608	657,775	333,953	159,051

Contract transactions
Net contract purchase payments	6,224,293	10,222,693	3,454,375	5,829,931
Transfer payments from (to) other
subaccounts or general account	273,916	1,502,286	417,102	967,816
Contract terminations, withdrawals,
and other deductions	(558,514)	(61,823)	(453,817)	(44,307)
Contract maintenance charges	(1,470,793)	(337,143)	(843,074)	(201,268)
Increase (decrease) in net assets
from contract transactions	4,468,902	11,326,013	2,574,586	6,552,172
Net increase (decrease) in net assets	5,265,510	11,983,788	2,908,539	6,711,223

Net assets:
Beginning of the period	11,983,788	-	6,711,223	-
End of the period	$ 17,249,298	$ 11,983,788	$ 9,619,762	$ 6,711,223

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount
	2010(1)	2010	2009
Operations
Net investment income (loss)	$ (55,766)	$ 18,731	$ 40,265
Net realized capital gains (losses)
on investments	(129,979)	(321,543)	(926,165)
Net change in unrealized appreciation/
depreciation of investments	724,129	2,754,383	5,170,139
Increase (decrease) in net assets
from operations	538,384	2,451,571	4,284,239

Contract transactions
Net contract purchase payments	-	1,007,726	906,024
Transfer payments from (to) other
subaccounts or general account	11,696,333	(295,189)	44,028
Contract terminations, withdrawals,
and other deductions	(1,090,032)	(872,885)	(754,312)
Contract maintenance charges	(545,834)	(1,152,007)	(1,176,567)
Increase (decrease) in net assets
from contract transactions	10,060,467	(1,312,355)	(980,827)
Net increase (decrease) in net assets	10,598,851	1,139,216	3,303,412

Net assets:
Beginning of the period	-	16,581,630	13,278,218
End of the period	$ 10,598,851	$ 17,720,846	$ 16,581,630

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Equity-Income		Fidelity VIP Growth Opportunities
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 55,006	$ 80,927	$ (30,447)	$ (18,104)
Net realized capital gains (losses)
on investments	(268,390)	(743,307)	(422,270)	(421,592)
Net change in unrealized appreciation/
depreciation of investments	1,226,212	2,456,348	1,158,222	1,506,210
Increase (decrease) in net assets
from operations	1,012,828	1,793,968	705,505	1,066,514

Contract transactions
Net contract purchase payments	440,411	596,386	-	657,772
Transfer payments from (to) other
subaccounts or general account	(101,139)	(145,658)	(35,654)	75,980
Contract terminations, withdrawals,
and other deductions	(321,405)	(400,334)	(267,153)	(154,081)
Contract maintenance charges	(631,116)	(656,833)	(326,276)	(312,275)
Increase (decrease) in net assets
from contract transactions	(613,249)	(606,439)	(629,083)	267,396
Net increase (decrease) in net assets	399,579	1,187,529	76,422	1,333,910

Net assets:
Beginning of the period	7,805,053	6,617,524	3,607,491	2,273,581
End of the period	$ 8,204,632	$ 7,805,053	$ 3,683,913	$ 3,607,491

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Fidelity VIP Index 500		ProFund VP Bull
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 84,650	$ 103,552	$ (64,522)	$ 28,154
Net realized capital gains (losses)
on investments	(226,226)	(640,033)	846,585	516,535
Net change in unrealized appreciation/
depreciation of investments	1,228,835	2,164,818	280,744	817,138
Increase (decrease) in net assets
from operations	1,087,259	1,628,337	1,062,807	1,361,827

Contract transactions
Net contract purchase payments	1,989,687	1,659,809	931,549	-
Transfer payments from (to) other
subaccounts or general account	(546,883)	(26,648)	(1,421,357)	7,864,184
Contract terminations, withdrawals,
and other deductions	(362,680)	(320,472)	(724,844)	(216,846)
Contract maintenance charges	(618,105)	(600,068)	(622,576)	(291,455)
Increase (decrease) in net assets
from contract transactions	462,019	712,621	(1,837,228)	7,355,883
Net increase (decrease) in net assets	1,549,278	2,340,958	(774,421)	8,717,710

Net assets:
Beginning of the period	7,869,261	5,528,303	9,581,607	863,897
End of the period	$ 9,418,539	$ 7,869,261	$ 8,807,186	$ 9,581,607

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Money Market		ProFund VP NASDAQ-100
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (206,830)	$ (254,514)	$ (41,488)	$ (25,215)
Net realized capital gains (losses)
on investments	-	-	753,799	727,676
Net change in unrealized appreciation/
depreciation of investments	-	-	(26,289)	479,428
Increase (decrease) in net assets
from operations	(206,830)	(254,514)	686,022	1,181,889

Contract transactions
Net contract purchase payments	-	-	164,595	-
Transfer payments from (to) other
subaccounts or general account	14,299,677	(12,198,716)	48,208	1,169,469
Contract terminations, withdrawals,
and other deductions	(17,400,511)	(2,202,616)	(389,599)	(142,074)
Contract maintenance charges	(1,611,394)	(2,085,818)	(278,333)	(219,762)
Increase (decrease) in net assets
from contract transactions	(4,712,228)	(16,487,150)	(455,129)	807,633
Net increase (decrease) in net assets	(4,919,058)	(16,741,664)	230,893	1,989,522

Net assets:
Beginning of the period	17,988,781	34,730,445	3,532,987	1,543,465
End of the period	$ 13,069,723	$ 17,988,781	$ 3,763,880	$ 3,532,987

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short Small-Cap		ProFund VP Small-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (14,006)	$ (6,280)	$ (20,845)	$ (10,218)
Net realized capital gains (losses)
on investments	(400,664)	(1,256,688)	9,357	122,830
Net change in unrealized appreciation/
depreciation of investments	(62,125)	(38,813)	53,370	41,372
Increase (decrease) in net assets
from operations	(476,795)	(1,301,781)	41,882	153,984

Contract transactions
Net contract purchase payments	-	-	1,772,610	-
Transfer payments from (to) other
subaccounts or general account	(964,144)	134,913	(1,369,872)	(376,266)
Contract terminations, withdrawals,
and other deductions	(176,510)	(119,360)	(65,796)	(38,526)
Contract maintenance charges	(134,233)	(236,489)	(155,595)	(87,180)
Increase (decrease) in net assets
from contract transactions	(1,274,887)	(220,936)	181,347	(501,972)
Net increase (decrease) in net assets	(1,751,682)	(1,522,717)	223,229	(347,988)

Net assets:
Beginning of the period	3,097,540	4,620,257	1,048,224	1,396,212
End of the period	$ 1,345,858	$ 3,097,540	$ 1,271,453	$ 1,048,224

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Access VP High Yield		ProFund VP Europe 30
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 131,321	$ 453,506	$ 2,155	$ 7,874
Net realized capital gains (losses)
on investments	846,744	(539,329)	(723)	(22,837)
Net change in unrealized appreciation/
depreciation of investments	(916,101)	1,013,822	8,148	23,141
Increase (decrease) in net assets
from operations	61,964	927,999	9,580	8,178

Contract transactions
Net contract purchase payments	702,701	9,441,671	-	108,267
Transfer payments from (to) other
subaccounts or general account	(6,184,584)	(12,105,635)	(10,285)	128,259
Contract terminations, withdrawals,
and other deductions	(247,071)	(243,227)	(123,174)	(5,011)
Contract maintenance charges	(134,815)	(333,510)	(23,568)	(27,799)
Increase (decrease) in net assets
from contract transactions	(5,863,769)	(3,240,701)	(157,027)	203,716
Net increase (decrease) in net assets	(5,801,805)	(2,312,702)	(147,447)	211,894

Net assets:
Beginning of the period	7,829,265	10,141,967	431,550	219,656
End of the period	$ 2,027,460	$ 7,829,265	$ 284,103	$ 431,550

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Oil & Gas		ProFund VP UltraSmall-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (18,965)	$ (28,124)	$ (37,128)	$ (12,498)
Net realized capital gains (losses)
on investments	94,117	(556,289)	346,238	757,711
Net change in unrealized appreciation/
depreciation of investments	610,350	1,094,508	1,060,993	228,814
Increase (decrease) in net assets
from operations	685,502	510,095	1,370,103	974,027

Contract transactions
Net contract purchase payments	461,332	1,823,236	3,276,509	1,038,134
Transfer payments from (to) other
subaccounts or general account	372,567	692,390	(393,535)	547,707
Contract terminations, withdrawals,
and other deductions	(191,325)	(130,719)	(71,541)	(34,225)
Contract maintenance charges	(367,860)	(350,007)	(230,925)	(81,870)
Increase (decrease) in net assets
from contract transactions	274,714	2,034,900	2,580,508	1,469,746
Net increase (decrease) in net assets	960,216	2,544,995	3,950,611	2,443,773

Net assets:
Beginning of the period	4,371,867	1,826,872	2,876,036	432,263
End of the period	$ 5,332,083	$ 4,371,867	$ 6,826,647	$ 2,876,036

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Utilities		ProFund VP Consumer Services
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 28,806	$ 28,427	$ (3,448)	$ (1,046)
Net realized capital gains (losses)
on investments	59,710	(91,919)	(10,407)	21,078
Net change in unrealized appreciation/
depreciation of investments	(51,982)	194,081	30,060	13,891
Increase (decrease) in net assets
from operations	36,534	130,589	16,205	33,923

Contract transactions
Net contract purchase payments	-	933,252	459,256	14,871
Transfer payments from (to) other
subaccounts or general account	12,584	423,309	210,220	(6,835)
Contract terminations, withdrawals,
and other deductions	(367,429)	(32,898)	(16,182)	(2,863)
Contract maintenance charges	(109,921)	(72,512)	(23,464)	(8,805)
Increase (decrease) in net assets
from contract transactions	(464,766)	1,251,151	629,830	(3,632)
Net increase (decrease) in net assets	(428,232)	1,381,740	646,035	30,291

Net assets:
Beginning of the period	1,838,272	456,532	170,351	140,060
End of the period	$ 1,410,040	$ 1,838,272	$ 816,386	$ 170,351

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Pharmaceuticals		ProFund VP Small-Cap Value
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 24,067	$ 6,177	$ (12,350)	$ (6,122)
Net realized capital gains (losses)
on investments	31,296	(434,125)	285,977	28,184
Net change in unrealized appreciation/
depreciation of investments	(66,533)	102,503	(59,150)	136,186
Increase (decrease) in net assets
from operations	(11,170)	(325,445)	214,477	158,248

Contract transactions
Net contract purchase payments	93,878	4,917,811	-	913,638
Transfer payments from (to) other
subaccounts or general account	28,920	(4,284,194)	132,192	622,708
Contract terminations, withdrawals,
and other deductions	(30,083)	(58,889)	(1,447,009)	(41,904)
Contract maintenance charges	(57,503)	(94,585)	(112,299)	(73,163)
Increase (decrease) in net assets
from contract transactions	35,212	480,143	(1,427,116)	1,421,279
Net increase (decrease) in net assets	24,042	154,698	(1,212,639)	1,579,527

Net assets:
Beginning of the period	599,768	445,070	1,734,523	154,996
End of the period	$ 623,810	$ 599,768	$ 521,884	$ 1,734,523

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Falling U.S. Dollar		ProFund VP Emerging Markets
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (3,896)	$ 15,914	$ (85,858)	$ (38,607)
Net realized capital gains (losses)
on investments	(22,695)	(48,059)	859,581	712,359
Net change in unrealized appreciation/
depreciation of investments	440	41,880	(85,832)	1,296,857
Increase (decrease) in net assets
from operations	(26,151)	9,735	687,891	1,970,609

Contract transactions
Net contract purchase payments	29,095	-	6,840,347	4,599,865
Transfer payments from (to) other
subaccounts or general account	(15,808)	(37,807)	1,533,657	4,379,484
Contract terminations, withdrawals,
and other deductions	(42,101)	(52,476)	(489,370)	(202,066)
Contract maintenance charges	(49,630)	(70,729)	(670,775)	(363,872)
Increase (decrease) in net assets
from contract transactions	(78,444)	(161,012)	7,213,859	8,413,411
Net increase (decrease) in net assets	(104,595)	(151,277)	7,901,750	10,384,020

Net assets:
Beginning of the period	608,825	760,102	11,111,642	727,622
End of the period	$ 504,230	$ 608,825	$ 19,013,392	$ 11,111,642

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP International		ProFund VP Asia 30
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (38,135)	$ (26,013)	$ (42,343)	$ 7,249
Net realized capital gains (losses)
on investments	(230,927)	119,113	214,771	682,738
Net change in unrealized appreciation/
depreciation of investments	(185,789)	644,052	472,737	461,097
Increase (decrease) in net assets
from operations	(454,851)	737,152	645,165	1,151,084

Contract transactions
Net contract purchase payments	2,540,119	-	-	4,162,493
Transfer payments from (to) other
subaccounts or general account	732,018	4,766,406	(398,295)	1,272,743
Contract terminations, withdrawals,
and other deductions	(275,810)	(145,984)	(592,480)	(70,858)
Contract maintenance charges	(325,299)	(219,533)	(360,734)	(266,978)
Increase (decrease) in net assets
from contract transactions	2,671,028	4,400,889	(1,351,509)	5,097,400
Net increase (decrease) in net assets	2,216,177	5,138,041	(706,344)	6,248,484

Net assets:
Beginning of the period	5,526,517	388,476	6,866,995	618,511
End of the period	$ 7,742,694	$ 5,526,517	$ 6,160,651	$ 6,866,995

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Japan		ProFund VP Short NASDAQ-100
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (1,207)	$ (238)	$ (7,340)	$ (5,481)
Net realized capital gains (losses)
on investments	(2,979)	10,013	(221,982)	(471,284)
Net change in unrealized appreciation/
depreciation of investments	(1,891)	1,470	(11,148)	(58,391)
Increase (decrease) in net assets
from operations	(6,077)	11,245	(240,470)	(535,156)

Contract transactions
Net contract purchase payments	62,059	147,447	315,926	123,237
Transfer payments from (to) other
subaccounts or general account	146,228	(85,685)	(97,843)	22,825
Contract terminations, withdrawals,
and other deductions	(1,678)	(100)	(53,875)	(34,363)
Contract maintenance charges	(8,854)	(5,716)	(75,100)	(89,897)
Increase (decrease) in net assets
from contract transactions	197,755	55,946	89,108	21,802
Net increase (decrease) in net assets	191,678	67,191	(151,362)	(513,354)

Net assets:
Beginning of the period	125,805	58,614	732,716	1,246,070
End of the period	$ 317,483	$ 125,805	$ 581,354	$ 732,716

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP U.S. Government Plus		ProFund VP Basic Materials
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (15,110)	$ (24,816)	$ (15,128)	$ 771
Net realized capital gains (losses)
on investments	(124,220)	(196,988)	532,021	(141,611)
Net change in unrealized appreciation/
depreciation of investments	322,229	(1,532,913)	686,503	1,155,542
Increase (decrease) in net assets
from operations	182,899	(1,754,717)	1,203,396	1,014,702

Contract transactions
Net contract purchase payments	1,361,159	339,906	601,915	3,171,975
Transfer payments from (to) other
subaccounts or general account	92,603	54,875	1,314,899	1,109,286
Contract terminations, withdrawals,
and other deductions	(309,377)	(280,593)	(190,585)	(97,709)
Contract maintenance charges	(318,232)	(325,400)	(348,487)	(205,366)
Increase (decrease) in net assets
from contract transactions	826,153	(211,212)	1,377,742	3,978,186
Net increase (decrease) in net assets	1,009,052	(1,965,929)	2,581,138	4,992,888

Net assets:
Beginning of the period	2,287,999	4,253,928	5,600,499	607,611
End of the period	$ 3,297,051	$ 2,287,999	$ 8,181,637	$ 5,600,499

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Financials		ProFund VP Precious Metals
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (12,703)	$ 13,195	$ (63,134)	$ 443
Net realized capital gains (losses)
on investments	88,135	62,655	938,538	52,748
Net change in unrealized appreciation/
depreciation of investments	21,250	315,058	1,379,109	686,357
Increase (decrease) in net assets
from operations	96,682	390,908	2,254,513	739,548

Contract transactions
Net contract purchase payments	74,112	802,269	3,220,293	6,970,839
Transfer payments from (to) other
subaccounts or general account	221,272	177,898	640,698	(3,445,629)
Contract terminations, withdrawals,
and other deductions	(53,302)	(32,092)	(271,852)	(178,130)
Contract maintenance charges	(143,933)	(105,602)	(573,328)	(371,109)
Increase (decrease) in net assets
from contract transactions	98,149	842,473	3,015,811	2,975,971
Net increase (decrease) in net assets	194,831	1,233,381	5,270,324	3,715,519

Net assets:
Beginning of the period	1,788,997	555,616	5,881,222	2,165,703
End of the period	$ 1,983,828	$ 1,788,997	$ 11,151,546	$ 5,881,222

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Telecommunications		ProFund VP Mid-Cap
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ 8,851	$ 7,269	$ (39,147)	$ (15,341)
Net realized capital gains (losses)
on investments	7,214	(9,671)	726,114	29,686
Net change in unrealized appreciation/
depreciation of investments	30,087	(2,482)	(60,601)	497,716
Increase (decrease) in net assets
from operations	46,152	(4,884)	626,366	512,061

Contract transactions
Net contract purchase payments	114,936	-	-	4,453,118
Transfer payments from (to) other
subaccounts or general account	14,628	(168,705)	(451,269)	301,335
Contract terminations, withdrawals,
and other deductions	(22,616)	(17,020)	(2,985,268)	(69,377)
Contract maintenance charges	(19,686)	(14,415)	(287,916)	(132,664)
Increase (decrease) in net assets
from contract transactions	87,262	(200,140)	(3,724,453)	4,552,412
Net increase (decrease) in net assets	133,414	(205,024)	(3,098,087)	5,064,473

Net assets:
Beginning of the period	243,481	448,505	5,848,174	783,701
End of the period	$ 376,895	$ 243,481	$ 2,750,087	$ 5,848,174

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	ProFund VP Short Emerging Markets		ProFund VP Short International
	Subaccount		Subaccount
	2010	2009	2010	2009
Operations
Net investment income (loss)	$ (7,872)	$ (8,256)	$ (6,514)	$ (13,890)
Net realized capital gains (losses)
on investments	(279,279)	(918,285)	(227,258)	(688,509)
Net change in unrealized appreciation/
depreciation of investments	46,808	248,470	74,349	(97)
Increase (decrease) in net assets
from operations	(240,343)	(678,071)	(159,423)	(702,496)

Contract transactions
Net contract purchase payments	51,508	-	44,007	224,990
Transfer payments from (to) other
subaccounts or general account	154,630	(319,382)	18,948	(168,759)
Contract terminations, withdrawals,
and other deductions	(23,232)	(81,994)	(51,847)	(126,448)
Contract maintenance charges	(75,923)	(122,465)	(100,693)	(205,347)
Increase (decrease) in net assets
from contract transactions	106,983	(523,841)	(89,585)	(275,564)
Net increase (decrease) in net assets	(133,360)	(1,201,912)	(249,008)	(978,060)

Net assets:
Beginning of the period	484,875	1,686,787	859,623	1,837,683
End of the period	$ 351,515	$ 484,875	$ 610,615	$ 859,623

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2010 and 2009, Except as Noted

	Franklin Templeton VIP Founding Funds Allocation		AllianceBernstein Balanced Wealth Strategy
	Subaccount		Subaccount
	2010	2009(1)	2010	2009(1)
Operations
Net investment income (loss)	$ 6,008	$ 3,570	$ 5,287	$ (444)
Net realized capital gains (losses)
on investments	2,292	4,385	13,760	11,616
Net change in unrealized appreciation/
depreciation of investments	11,680	8,328	35,707	10,450
Increase (decrease) in net assets
from operations	19,980	16,283	54,754	21,622

Contract transactions
Net contract purchase payments	225,896	151,357	332,499	154,771
Transfer payments from (to) other
subaccounts or general account	79,555	33,928	43,853	104,350
Contract terminations, withdrawals,
and other deductions	(38,059)	-	(47,262)	(2,504)
Contract maintenance charges	(28,564)	(4,140)	(47,646)	(5,390)
Increase (decrease) in net assets
from contract transactions	238,828	181,145	281,444	251,227
Net increase (decrease) in net assets	258,808	197,428	336,198	272,849

Net assets:
Beginning of the period	197,428	-	272,849	-
End of the period	$ 456,236	$ 197,428	$ 609,047	$ 272,849

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

1.	Organization and Summary of Significant Accounting Policies

Organization

WRL Series Life Account (the Separate Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (WRL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.  The Separate Account consists of multiple investment subaccounts.  Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund.  Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.  Activity in these specified investment subaccounts is available to contact owners of WRL Freedom Builder, WRL Freedom Elite, WRL Freedom Equity Protector, WRL Freedom Wealth Protector, WRL Freedom Elite Builder, WRL Freedom Elite Advisor, WRL Freedom Excelerator, and WRL For Life.

Subaccount Investment by Mutual Fund:
Transamerica Series Trust - Initial Class
Transamerica JPMorgan Core Bond VP
Transamerica Asset Allocation - Conservative Portfolio VP
Transamerica Asset Allocation - Growth Portfolio VP
Transamerica Asset Allocation - Moderate Growth Portfolio VP
Transamerica Asset Allocation - Moderate Portfolio VP
Transamerica MFS International Equity VP
Transamerica Clarion Global Real Estate Securities VP
Transamerica Federated Market Opportunity VP
Transamerica International Moderate Growth Fund VP
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Transamerica BlackRock Large Cap Value VP
Transamerica AEGON High Yield Bond VP
Transamerica PIMCO Total Return VP
Transamerica Focus VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Diversified Equity VP
Transamerica Third Avenue Value VP
Transamerica Balanced VP
Transamerica AllianceBernstein Dynamic Allocation VP
Transamerica WMC Diversified Growth VP
Transamerica Growth Opportunities VP
Transamerica Money Market VP
Transamerica Small/Mid-Cap Value VP
Transamerica U.S. Government Securities VP
Transamerica Morgan Stanley Mid-Cap Growth VP
Transamerica Index 50 VP
Transamerica Index 75 VP
Transamerica Efficient Markets VP

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):
Transamerica Series Trust - Initial Class
Transamerica Hanlon Balanced VP
Transamerica Hanlon Growth & Income VP
Transamerica Hanlon Growth VP
Transamerica Hanlon Managed Income VP
Transamerica Multi Managed Large Cap Core VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Transamerica Jennison Growth VP
Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Index 500 Portfolio
ProFunds
ProFund VP Bull
ProFund VP NASDAQ-100
ProFund VP Small-Cap
ProFund VP Short Small-Cap
ProFund VP Money Market
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Falling U.S. Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Asia 30
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued) Subaccount Investment by Mutual Fund (continued):
ProFunds
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Fund
AllianceBernstein Variable Products Series Fund
AllianceBernstein Balanced Wealth Strategy Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Transamerica International Moderate Growth Fund VP	May 1, 2006
ProFund VP Bull	June 12, 2006
ProFund VP Money Market	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
ProFund VP Short Small-Cap	June 12, 2006
ProFund VP Small-Cap	June 12, 2006
Access VP High Yield	February 28, 2008
ProFund VP Europe 30	February 28, 2008
ProFund VP Oil & Gas	February 28, 2008
ProFund VP Ultra Small-Cap	February 28, 2008
ProFund VP Utilities	February 28, 2008
ProFund VP Consumer Services	February 28, 2008
ProFund VP Pharmaceuticals	February 28, 2008
ProFund VP Small-Cap Value	February 28, 2008
ProFund VP Falling U.S. Dollar	February 28, 2008
ProFund VP Emerging Markets	February 28, 2008
ProFund VP International	February 28, 2008
ProFund VP Asia 30	February 28, 2008
ProFund VP Japan	February 28, 2008
ProFund VP Short NASDAQ-100	February 28, 2008
ProFund VP U.S. Government Plus	February 28, 2008
ProFund VP Basic Materials	February 28, 2008
ProFund VP Financials	February 28, 2008
ProFund VP Precious Metals	February 28, 2008
ProFund VP Telecommunications	February 28, 2008
ProFund VP Mid-Cap	February 28, 2008
ProFund VP Short Emerging Markets	February 28, 2008
ProFund VP Short International	February 28, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Transamerica Efficient Markets VP	May 1, 2009
Transamerica Hanlon Balanced VP	May 1, 2009
Transamerica Hanlon Growth & Income VP	May 1, 2009
Transamerica Hanlon Growth VP	May 1, 2009
Transamerica Hanlon Managed Income VP	May 1, 2009
Transamerica Multi Managed Large Cap Core VP	May 1, 2009
Franklin Templeton VIP Founding Funds Allocation Fund	May 1, 2009
AllianceBernstein Balanced Wealth Strategy Portfolio	May 1, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP	July 1, 2009
Transamerica Foxhall Global Conservative VP	July 1, 2009
Transamerica Foxhall Global Growth VP	July 1, 2009
Transamerica Foxhall Global Hard Asset VP	July 1, 2009
Transamerica Jennison Growth VP	April 29, 2010

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2010:
Portfolio	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Equity VP
Transamerica Diversified Equity VP	Transamerica Templeton Global VP
Transamerica Multi Managed Large Cap Core VP	Transamerica Van Kampen Large Cap Core VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Van Kampen Mid Cap Growth VP
Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica Convertible Securities VP

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2010:
Portfolio	Formerly
Transamerica BlackRock Large Cap Value VP	Transamerica T. Rowe Price Equity Income VP
Transamerica Jennison Growth VP	Transamerica Marsico Growth VP
Transamerica Balanced VP	Transamerica Value Balanced VP
Transamerica Diversified Equity VP	Transamerica Science and Technology VP
Transamerica Diversified Equity VP	Transamerica Munder Net50 VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2010.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

1. Organization and Summary of Significant Accounting Policies (continued)

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Separate Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Separate Account’s financial statement disclosures, but did not impact the results of operations or financial position.
As of December 31, 2009 the Separate Account adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. See Note 9 to the financial statements for additional disclosure.
The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2010 were as follows:
	Purchases	Sales
Transamerica Series Trust - Initial Class
Transamerica JPMorgan Core Bond VP	$ 10,776,377	$ 11,762,049
Transamerica Asset Allocation - Conservative Portfolio VP	9,290,248	8,150,279
Transamerica Asset Allocation - Growth Portfolio VP	14,032,170	25,378,730
Transamerica Asset Allocation - Moderate Growth Portfolio VP	20,310,684	28,845,756
Transamerica Asset Allocation - Moderate Portfolio VP	13,258,226	13,654,537
Transamerica MFS International Equity VP	4,509,153	8,346,176
Transamerica Clarion Global Real Estate Securities VP	4,742,386	5,422,487
Transamerica Federated Market Opportunity VP	3,663,708	11,061,271
Transamerica International Moderate Growth Fund VP	1,836,949	1,624,263
Transamerica JPMorgan Mid Cap Value VP	156,362	1,673,309
Transamerica JPMorgan Enhanced Index VP	411,504	260,668
Transamerica BlackRock Large Cap Value VP	20,734,684	8,244,194
Transamerica AEGON High Yield Bond VP	18,538,579	11,604,168
Transamerica PIMCO Total Return VP	15,202,395	14,389,116
Transamerica Focus VP	2,275,488	4,181,356
Transamerica T. Rowe Price Small Cap VP	8,669,269	5,561,740
Transamerica Diversified Equity VP	34,832,137	25,861,105
Transamerica Third Avenue Value VP	3,730,489	12,479,829
Transamerica Balanced VP	103,342,730	8,328,038
Transamerica AllianceBernstein Dynamic Allocation VP	1,090,344	1,001,030
Transamerica WMC Diversified Growth VP	7,956,492	61,783,787
Transamerica Growth Opportunities VP	7,966,473	6,683,034
Transamerica Money Market VP	20,069,769	30,370,326
Transamerica Small/Mid-Cap Value VP	12,594,060	8,053,589
Transamerica U.S. Government Securities VP	5,866,476	3,449,731
Transamerica Morgan Stanley Mid-Cap Growth VP	6,719,785	28,770,313
Transamerica Index 50 VP	275,303	146,131
Transamerica Index 75 VP	477,843	91,032
Transamerica Efficient Markets VP	294,176	106,612
Transamerica Hanlon Balanced VP	7,829,840	1,661,281
Transamerica Hanlon Growth & Income VP	4,869,910	1,773,368
Transamerica Hanlon Growth VP	6,066,485	1,977,571

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

2.	Investments (continued)
		Purchases	Sales
Transamerica Series Trust - Initial Class
	Transamerica Hanlon Managed Income VP	$ 16,120,653	$ 5,062,493
	Transamerica Multi Managed Large Cap Core VP	1,141,597	1,031,895
	Transamerica Foxhall Emerging Markets/Pacific Rim VP	6,685,339	2,746,530
	Transamerica Foxhall Global Conservative VP	1,273,749	696,578
	Transamerica Foxhall Global Growth VP	6,703,938	2,228,506
	Transamerica Foxhall Global Hard Asset VP	3,893,051	1,347,806
	Transamerica Jennison Growth VP	12,195,331	2,190,625
Fidelity® Variable Insurance Products Fund - Service Class 2
	Fidelity VIP Contrafund® Portfolio	911,573	2,197,719
	Fidelity VIP Equity-Income Portfolio	350,094	908,374
	Fidelity VIP Growth Opportunities Portfolio	526,885	1,186,377
	Fidelity VIP Index 500 Portfolio	3,096,883	2,400,855
ProFunds
	ProFund VP Bull	5,522,126	7,423,836
	ProFund VP NASDAQ-100	14,290,068	14,786,698
	ProFund VP Small-Cap	27,442,954	27,278,660
	ProFund VP Short Small-Cap	29,195,666	30,483,797
	ProFund VP Money Market	67,354,324	72,271,788
	Access VP High Yield	2,552,132	8,284,602
	ProFund VP Europe 30	326,538	481,409
	ProFund VP Oil & Gas	2,378,525	2,122,905
	ProFund VP UltraSmall-Cap	25,606,308	23,051,516
	ProFund VP Utilities	1,064,307	1,500,268
	ProFund VP Consumer Services	1,429,235	802,853
	ProFund VP Pharmaceuticals	919,404	860,126
	ProFund VP Small-Cap Value	3,460,703	4,900,170
	ProFund VP Falling U.S. Dollar	409,892	492,226
	ProFund VP Emerging Markets	16,213,158	8,935,407
	ProFund VP International	12,325,998	9,444,302
	ProFund VP Asia 30	2,950,777	4,344,642
	ProFund VP Japan	577,564	381,016
	ProFund VP Short NASDAQ-100	3,162,264	3,080,477
	ProFund VP U.S. Government Plus	5,984,485	5,173,865
	ProFund VP Basic Materials	7,109,848	5,746,147
	ProFund VP Financials	2,695,927	2,610,484

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

2. Investments (continued)

	Purchases	Sales
ProFunds
ProFund VP Precious Metals	$ 6,480,834	$ 3,528,242
ProFund VP Telecommunications	745,576	649,475
ProFund VP Mid-Cap	6,767,857	10,057,076
ProFund VP Short Emerging Markets	3,145,335	3,046,198
ProFund VP Short International	2,275,473	2,371,380
Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Fund	625,472	380,601
AllianceBernstein Variable Products Series Fund
AllianceBernstein Balanced Wealth Strategy Portfolio	669,288	382,557

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	1,572,007	3,364,944	19,983,377	21,947,519	6,756,498	3,801,070
Units purchased	896,991	1,564,449	7,170,419	6,503,158	2,790,806	977,992
Units redeemed and
transferred to/from	(878,081)	(1,932,253)	(7,531,879)	(7,287,962)	(3,290,016)	(1,301,496)
Units outstanding at
December 31, 2009	1,590,917	2,997,140	19,621,917	21,162,715	6,257,288	3,477,566
Units purchased	498,331	929,542	4,237,589	4,524,291	1,761,290	758,249
Units redeemed and
transferred to/from	(591,350)	(921,873)	(5,150,038)	(5,434,925)	(1,925,633)	(1,083,476)
Units outstanding at
December 31, 2010	1,497,898	3,004,809	18,709,468	20,252,081	6,092,945	3,152,339

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP	Transamerica International Moderate Growth VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP	Transamerica BlackRock Large Cap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	2,120,392	2,776,710	1,054,957	662,629	143,853	2,180,067
Units purchased	739,041	1,002,599	674,116	24,446	58,081	731,798
Units redeemed and
transferred to/from	(940,938)	(1,323,754)	(643,827)	(143,223)	(55,050)	(815,592)
Units outstanding at
December 31, 2009	1,918,495	2,455,555	1,085,246	543,852	146,884	2,096,273
Units purchased	390,938	359,548	373,176	1,782	44,830	1,306,326
Units redeemed and
transferred to/from	(516,686)	(672,538)	(372,290)	(102,012)	(32,401)	(721,827)
Units outstanding at
December 31, 2010	1,792,747	2,142,565	1,086,132	443,622	159,313	2,680,772

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica AEGON High Yield Bond VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Diversified Equity VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	94,690	1,501,811	2,303,251	1,643,169	8,271,349	3,678,782
Units purchased	1,180,276	1,893,853	505,723	996,943	1,562,195	1,040,099
Units redeemed and
transferred to/from	(431,529)	(1,345,674)	(780,938)	(1,059,429)	(2,242,045)	(1,363,191)
Units outstanding at
December 31, 2009	843,437	2,049,990	2,028,036	1,580,683	7,591,499	3,355,690
Units purchased	1,287,398	1,480,908	427,967	941,251	2,510,540	504,836
Units redeemed and
transferred to/from	(968,210)	(1,486,124)	(567,238)	(726,308)	(2,094,779)	(934,867)
Units outstanding at
December 31, 2010	1,162,625	2,044,774	1,888,765	1,795,626	8,007,260	2,925,659

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Balanced VP	Transamerica AllianceBernstein Dynamic Allocation VP	Transamerica WMC Diversified Growth VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	362,719	266,164	49,835,316	3,512,963	5,511,162	1,401,587
Units purchased	189,191	101,575	9,401,184	1,115,145	3,253,870	999,795
Units redeemed and
transferred to/from	(176,859)	(134,497)	(13,326,851)	(1,410,933)	(5,369,540)	(864,624)
Units outstanding at
December 31, 2009	375,051	233,242	45,909,649	3,217,175	3,395,492	1,536,758
Units purchased	8,063,047	90,861	6,385,066	1,020,141	2,207,227	1,192,376
Units redeemed and
transferred to/from	(1,152,505)	(95,699)	(10,423,201)	(948,037)	(2,722,911)	(920,114)
Units outstanding at
December 31, 2010	7,285,593	228,404	41,871,514	3,289,279	2,879,808	1,809,020

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica U.S. Government Securities VP	Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2009	1,695,537	6,901,583	13,078	19,265	-	-
Units purchased	914,893	1,598,559	31,212	86,400	12,940	498,581
Units redeemed and
transferred to/from	(1,862,687)	(1,994,203)	(34,308)	(18,492)	(2,235)	(84,898)
Units outstanding at
December 31, 2009	747,743	6,505,939	9,982	87,173	10,705	413,683
Units purchased	530,962	1,065,369	29,239	54,682	25,585	895,957
Units redeemed and
transferred to/from	(389,632)	(1,459,644)	(16,641)	(15,475)	(10,868)	(328,150)
Units outstanding at
December 31, 2010	889,073	6,111,664	22,580	126,380	25,422	981,490

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Multi Managed Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2009	-	-	-	-	-	-
Units purchased	694,889	1,183,663	1,867,162	201,631	1,263,801	198,162
Units redeemed and
transferred to/from	(110,464)	(282,900)	(297,871)	(43,121)	(179,151)	(38,678)
Units outstanding at
December 31, 2009	584,425	900,763	1,569,291	158,510	1,084,650	159,484
Units purchased	611,894	806,976	2,109,605	99,284	1,005,251	172,434
Units redeemed and
transferred to/from	(328,892)	(447,065)	(1,098,745)	(93,509)	(636,758)	(112,092)
Units outstanding at
December 31, 2010	867,427	1,260,674	2,580,151	164,285	1,453,143	219,826

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Transamerica Jennison Growth VP	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	-	-	-	1,489,388	776,801	491,716
Units purchased	1,237,967	746,838	-	348,635	198,440	306,282
Units redeemed and
transferred to/from	(146,889)	(95,050)	-	(452,706)	(263,494)	(256,805)
Units outstanding at
December 31, 2009	1,091,078	651,788	-	1,385,317	711,747	541,193
Units purchased	947,134	594,050	1,290,452	207,847	94,729	137,775
Units redeemed and
transferred to/from	(537,998)	(334,680)	(306,886)	(315,602)	(149,554)	(227,348)
Units outstanding at
December 31, 2010	1,500,214	911,158	983,566	1,277,562	656,922	451,620

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity VIP Index 500	ProFund VP Bull	ProFund VP Money Market	ProFund VP NASDAQ-100	ProFund VP Short Small-Cap	ProFund VP Small-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	631,997	118,938	3,316,146	203,103	410,993	199,978
Units purchased	441,376	2,395,456	19,298,431	1,349,562	13,561,712	7,553,912
Units redeemed and
transferred to/from	(355,544)	(1,445,045)	(20,882,590)	(1,243,030)	(13,561,073)	(7,633,750)
Units outstanding at
December 31, 2009	717,829	1,069,349	1,731,987	309,635	411,632	120,140
Units purchased	346,059	886,959	9,166,921	1,505,895	4,757,080	3,286,344
Units redeemed and
transferred to/from	(306,633)	(1,075,814)	(9,629,586)	(1,534,732)	(4,914,758)	(3,288,678)
Units outstanding at
December 31, 2010	757,255	880,494	1,269,322	280,798	253,954	117,806

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Consumer Services
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	1,024,119	36,559	287,574	107,616	61,007	19,837
Units purchased	1,534,177	574,713	1,049,560	18,221,991	395,387	70,136
Units redeemed and
transferred to/from	(1,876,098)	(556,539)	(735,939)	(17,814,864)	(232,585)	(71,370)
Units outstanding at
December 31, 2009	682,198	54,733	601,195	514,743	223,809	18,603
Units purchased	229,327	54,344	500,783	4,719,679	174,384	151,057
Units redeemed and
transferred to/from	(758,394)	(73,661)	(473,721)	(4,404,814)	(234,800)	(95,613)
Units outstanding at
December 31, 2010	153,131	35,416	628,257	829,608	163,393	74,047

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value	ProFund VP Falling U.S. Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	51,607	21,460	83,658	144,687	64,766	112,114
Units purchased	759,394	587,797	257,616	2,823,166	1,708,210	1,777,409
Units redeemed and
transferred to/from	(751,004)	(408,076)	(275,851)	(1,595,340)	(1,027,621)	(1,075,481)
Units outstanding at
December 31, 2009	59,997	201,181	65,423	1,372,513	745,355	814,042
Units purchased	107,557	447,147	54,090	2,394,263	2,020,875	560,632
Units redeemed and
transferred to/from	(104,900)	(598,403)	(63,400)	(1,609,483)	(1,789,200)	(728,080)
Units outstanding at
December 31, 2010	62,654	49,925	56,113	2,157,293	977,030	646,594

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2009	9,022	98,269	283,538	129,552	104,586	365,031
Units purchased	69,637	576,960	751,229	1,351,279	763,504	2,305,622
Units redeemed and
transferred to/from	(60,957)	(576,971)	(806,417)	(739,019)	(572,710)	(1,931,880)
Units outstanding at
December 31, 2009	17,702	98,258	228,350	741,812	295,380	738,773
Units purchased	93,550	558,410	690,923	1,240,020	569,587	1,056,771
Units redeemed and
transferred to/from	(63,009)	(556,875)	(617,811)	(1,139,009)	(567,150)	(733,084)
Units outstanding at
December 31, 2010	48,243	99,793	301,462	842,823	297,817	1,062,460

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	ProFund VP Telecommunications	ProFund VP Mid-Cap	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	AllianceBernstein Balanced Wealth Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2009	58,055	121,297	128,412	143,672	-	-
Units purchased	97,255	1,114,900	426,409	596,330	18,037	32,224
Units redeemed and
transferred to/from	(125,696)	(549,094)	(482,222)	(642,792)	(2,657)	(10,326)
Units outstanding at
December 31, 2009	29,614	687,103	72,599	97,210	15,380	21,898
Units purchased	96,316	926,642	574,392	298,721	48,877	54,744
Units redeemed and
transferred to/from	(85,978)	(1,351,030)	(581,879)	(314,229)	(31,730)	(31,933)
Units outstanding at
December 31, 2010	39,952	262,715	65,112	81,702	32,527	44,709

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights
The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance.  These charges are discussed in more detail in the individual's policy.  Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica JPMorgan Core Bond VP
12/31/2010	1,497,898	$13.49	to	$11.83	$54,990,397	5.90%	0.00%	to	1.50%	8.24%	to	6.64%
12/31/2009	1,590,917	12.46	to	11.09	54,892,177	4.57	0.00	to	1.50	9.58	to	7.96
12/31/2008	1,572,007	11.37	to	10.27	50,786,352	4.47	0.00	to	1.50	5.58	to	2.72
12/31/2007	1,502,535	10.77	to	33.47	47,127,749	5.18	0.00	to	0.90	6.94	to	5.98
12/31/2006	1,495,262	10.07	to	31.58	45,300,971	5.23	0.00	to	0.90	0.69	to	2.99
Transamerica Asset Allocation - Conservative VP
12/31/2010	3,004,809	11.68	to	10.89	44,599,874	3.33	0.00	to	1.50	8.93	to	7.32
12/31/2009	2,997,140	10.72	to	10.15	41,211,153	4.38	0.00	to	1.50	25.22	to	23.37
12/31/2008	3,364,944	8.56	to	8.22	37,299,335	3.14	0.00	to	1.50	(21.18)	to	(17.75)
12/31/2007	2,022,246	10.86	to	14.27	28,741,879	3.22	0.00	to	0.90	6.38	to	5.43
12/31/2006	1,859,642	10.21	to	13.53	25,092,450	3.28	0.00	to	0.90	2.12	to	8.47
Transamerica Asset Allocation - Growth VP
12/31/2010	18,709,468	10.13	to	9.97	266,427,278	1.10	0.00	to	1.50	14.95	to	13.25
12/31/2009	19,621,917	8.81	to	8.80	245,375,296	2.77	0.00	to	1.50	29.82	to	27.90
12/31/2008	19,983,377	6.79	to	6.88	194,363,564	2.92	0.00	to	1.50	(39.63)	to	(31.18)
12/31/2007	20,795,625	11.25	to	16.22	337,873,349	2.30	0.00	to	0.90	7.76	to	6.79
12/31/2006	17,905,414	10.44	to	15.19	272,418,228	0.96	0.00	to	0.90	4.36	to	14.59
Transamerica Asset Allocation - Moderate Growth VP
12/31/2010	20,252,081	10.84	to	10.45	300,804,661	2.21	0.00	to	1.50	12.73	to	11.06
12/31/2009	21,162,715	9.62	to	9.41	281,532,459	3.37	0.00	to	1.50	28.16	to	26.26
12/31/2008	21,947,519	7.51	to	7.45	229,931,170	3.02	0.00	to	1.50	(32.76)	to	(25.47)
12/31/2007	23,093,759	11.16	to	15.77	363,338,011	2.40	0.00	to	0.90	7.81	to	6.84
12/31/2006	20,972,352	10.35	to	14.76	308,893,207	1.64	0.00	to	0.90	3.55	to	12.82
Transamerica Asset Allocation - Moderate VP
12/31/2010	6,092,945	11.49	to	10.74	91,600,425	2.97	0.00	to	1.50	10.38	to	8.75
12/31/2009	6,257,288	10.41	to	9.88	86,014,287	4.21	0.00	to	1.50	26.40	to	24.53
12/31/2008	6,756,498	8.23	to	7.93	74,201,260	3.46	0.00	to	1.50	(25.96)	to	(20.67)
12/31/2007	6,903,785	11.12	to	15.06	103,347,293	3.01	0.00	to	0.90	7.96	to	6.99
12/31/2006	6,462,891	10.30	to	14.08	90,505,789	2.68	0.00	to	0.90	3.01	to	10.49
Transamerica MFS International Equity VP
12/31/2010	3,152,339	9.56	to	10.15	44,273,875	1.38	0.00	to	1.50	10.49	to	8.86
12/31/2009	3,477,566	8.65	to	9.32	44,762,291	2.77	0.00	to	1.50	32.68	to	30.72
12/31/2008	3,801,070	6.52	to	7.13	37,280,087	5.17	0.00	to	1.50	(34.78)	to	(28.70)
12/31/2007	4,520,343	15.30	to	15.30	69,174,582	0.96	0.90	to	0.90	8.17	to	8.17
12/31/2006	4,545,134	14.15	to	14.15	64,298,334	1.45	0.90	to	0.90	21.97	to	21.97
Transamerica Clarion Global Real Estate Securities VP
12/31/2010	1,792,747	8.96	to	9.94	45,249,664	6.28	0.00	to	1.50	15.67	to	13.96
12/31/2009	1,918,495	7.74	to	8.73	42,497,293	-	0.00	to	1.50	33.42	to	31.45
12/31/2008	2,120,392	5.80	to	6.64	35,802,121	6.51	0.00	to	1.50	(42.38)	to	(33.61)
12/31/2007	2,640,827	10.07	to	30.40	78,152,720	6.51	0.00	to	0.90	(6.70)	to	(7.54)
12/31/2006	3,092,917	10.80	to	32.88	99,559,341	1.41	0.00	to	0.90	7.96	to	41.01

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Federated Market Opportunity VP
12/31/2010	2,142,565	$10.03	to	$9.07	$59,508,491	3.72%	0.00%	to	1.50%	(0.11)%	to	(1.59)%
12/31/2009	2,455,555	10.04	to	9.22	69,300,036	3.15	0.00	to	1.50	4.20	to	2.65
12/31/2008	2,776,710	9.63	to	8.98	76,620,436	4.63	0.00	to	1.50	(4.53)	to	(10.19)
12/31/2007	3,025,316	10.09	to	32.50	90,239,892	3.71	0.00	to	0.90	(0.48)	to	(1.37)
12/31/2006	3,472,419	10.14	to	32.96	107,177,707	1.66	0.00	to	0.90	1.38	to	1.84
Transamerica International Moderate Growth VP
12/31/2010	1,086,132	10.45	to	9.79	10,841,225	2.70	0.00	to	1.50	10.50	to	8.87
12/31/2009	1,085,246	9.46	to	8.99	9,885,528	2.72	0.00	to	1.50	29.69	to	27.78
12/31/2008	1,054,957	7.29	to	7.04	7,472,170	2.39	0.00	to	1.50	(36.12)	to	(29.63)
12/31/2007	779,229	11.42	to	11.17	8,709,877	1.27	0.00	to	0.90	8.69	to	7.72
12/31/2006 (1)	199,220	10.50	to	10.37	2,065,761	-	0.00	to	0.90	5.04	to	3.67
Transamerica JPMorgan Mid Cap Value VP
12/31/2010	443,622	15.12	to	17.99	7,977,312	1.82	0.75	to	0.90	22.07	to	21.89
12/31/2009	543,852	12.39	to	14.76	8,022,955	1.78	0.75	to	0.90	25.47	to	25.28
12/31/2008	662,629	9.87	to	11.78	7,801,733	1.39	0.75	to	0.90	(33.38)	to	(33.48)
12/31/2007	853,180	14.82	to	17.71	15,098,211	0.97	0.75	to	0.90	2.06	to	1.91
12/31/2006	1,072,445	14.52	to	17.38	18,616,424	0.80	0.75	to	0.90	16.37	to	16.20
Transamerica JPMorgan Enhanced Index VP
12/31/2010	159,313	10.12	to	10.48	2,022,985	1.37	0.00	to	1.50	15.17	to	13.47
12/31/2009	146,884	8.78	to	9.24	1,631,165	2.05	0.00	to	1.50	29.59	to	27.68
12/31/2008	143,853	6.78	to	7.24	1,244,001	5.56	0.00	to	1.50	(37.35)	to	(27.64)
12/31/2007	162,659	10.82	to	13.85	2,265,492	1.28	0.00	to	0.90	4.54	to	3.60
12/31/2006	124,431	10.35	to	13.37	1,668,793	1.10	0.00	to	0.90	3.48	to	14.29
Transamerica BlackRock Large Cap Value VP
12/31/2010	2,680,772	9.01	to	9.13	58,169,402	0.80	0.00	to	1.50	10.44	to	8.81
12/31/2009	2,096,273	8.16	to	8.39	41,943,389	1.48	0.00	to	1.50	13.99	to	12.31
12/31/2008	2,180,067	7.16	to	7.47	38,809,530	0.93	0.00	to	1.50	(33.89)	to	(25.29)
12/31/2007	2,530,736	10.83	to	27.70	68,941,852	0.95	0.00	to	0.90	4.64	to	3.70
12/31/2006	2,711,207	10.35	to	26.71	71,712,502	0.50	0.00	to	0.90	3.48	to	15.88
Transamerica AEGON High Yield Bond VP
12/31/2010	1,162,625	12.98	to	12.18	18,462,510	14.76	0.00	to	1.50	12.44	to	10.78
12/31/2009	843,437	11.55	to	11.00	12,028,440	11.92	0.00	to	1.50	47.24	to	45.06
12/31/2008	94,690	7.84	to	7.58	918,817	10.45	0.00	to	1.50	(25.20)	to	(24.19)
12/31/2007	102,108	10.48	to	13.28	1,336,203	5.62	0.00	to	0.90	1.85	to	0.94
12/31/2006	176,750	10.29	to	13.16	2,297,300	11.44	0.00	to	0.90	2.93	to	9.96
Transamerica PIMCO Total Return VP
12/31/2010	2,044,774	13.23	to	11.74	30,675,838	3.99	0.00	to	1.50	7.19	to	5.61
12/31/2009	2,049,990	12.35	to	11.12	28,964,781	6.81	0.00	to	1.50	16.03	to	14.32
12/31/2008	1,501,811	10.64	to	9.72	18,475,521	6.05	0.00	to	1.50	(2.79)	to	(2.76)
12/31/2007	1,060,366	10.94	to	12.85	13,571,965	2.52	0.00	to	0.90	8.95	to	7.97
12/31/2006	912,999	10.05	to	11.91	10,849,149	3.78	0.00	to	0.90	0.46	to	3.28
Transamerica Focus VP
12/31/2010	1,888,765	10.99	to	11.38	31,571,559	0.88	0.00	to	1.50	27.44	to	25.55
12/31/2009	2,028,036	8.62	to	9.06	26,897,044	2.57	0.00	to	1.50	27.91	to	26.02
12/31/2008	2,303,251	6.74	to	7.19	24,086,757	2.08	0.00	to	1.50	(36.36)	to	(28.08)
12/31/2007	2,656,984	10.59	to	16.66	44,097,690	1.32	0.00	to	0.90	1.04	to	0.13
12/31/2006	2,868,843	10.48	to	16.63	47,616,609	1.00	0.00	to	0.90	4.84	to	17.50

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica T. Rowe Price Small Cap VP
12/31/2010	1,795,626	$13.25	to	$12.34	$27,953,674	0.00%	0.00%	to	1.50%	34.42%	to	32.44%
12/31/2009	1,580,683	9.85	to	9.32	18,450,816	-	0.00	to	1.50	38.70	to	36.65
12/31/2008	1,643,169	7.10	to	6.82	13,944,419	1.72	0.00	to	1.50	(36.25)	to	(31.81)
12/31/2007	1,727,599	11.14	to	13.39	23,180,179	-	0.00	to	0.90	9.61	to	8.63
12/31/2006	1,776,439	10.17	to	12.33	21,921,541	-	0.00	to	0.90	1.67	to	2.67
Transamerica Diversified Equity VP
12/31/2010	8,007,260	10.14	to	9.65	216,229,392	1.04	0.00	to	1.50	16.85	to	15.12
12/31/2009	7,591,499	8.68	to	8.38	179,200,897	1.49	0.00	to	1.50	28.32	to	26.42
12/31/2008	8,271,349	6.76	to	6.63	153,798,351	1.91	0.00	to	1.50	(43.67)	to	(33.70)
12/31/2007	9,194,475	12.01	to	33.70	306,677,582	1.54	0.00	to	0.90	15.25	to	14.21
12/31/2006	9,611,118	10.42	to	29.51	282,192,209	1.27	0.00	to	0.90	4.21	to	17.73
Transamerica Third Avenue Value VP
12/31/2010	2,925,659	9.64	to	10.05	74,462,852	2.85	0.00	to	1.50	15.43	to	13.73
12/31/2009	3,355,690	8.35	to	8.83	74,986,432	-	0.00	to	1.50	34.88	to	32.89
12/31/2008	3,678,782	6.19	to	6.65	61,758,740	5.00	0.00	to	1.50	(41.15)	to	(33.52)
12/31/2007	4,281,762	10.52	to	29.87	123,946,756	3.90	0.00	to	0.90	1.20	to	0.29
12/31/2006	4,620,302	10.40	to	29.78	134,550,407	0.80	0.00	to	0.90	3.99	to	15.04
Transamerica Balanced VP
12/31/2010	7,285,593	12.24	to	11.47	114,812,439	0.69	0.00	to	1.50	24.12	to	22.29
12/31/2009	375,051	9.86	to	9.38	4,796,603	1.77	0.00	to	1.50	26.30	to	24.43
12/31/2008	362,719	7.81	to	7.54	3,708,306	1.79	0.00	to	1.50	(32.40)	to	(24.65)
12/31/2007	440,115	11.55	to	15.28	6,717,223	1.12	0.00	to	0.90	13.61	to	12.59
12/31/2006	379,220	10.17	to	13.58	5,142,053	1.00	0.00	to	0.90	1.66	to	8.15
Transamerica AllianceBernstein Dynamic Allocation VP
12/31/2010	228,404	11.04	to	9.61	3,385,087	5.37	0.00	to	1.50	9.29	to	7.67
12/31/2009	233,242	10.10	to	8.93	3,191,995	3.68	0.00	to	1.50	31.30	to	29.36
12/31/2008	266,164	7.69	to	6.90	2,793,827	5.78	0.00	to	1.50	(36.87)	to	(30.98)
12/31/2007	279,677	12.19	to	16.94	4,705,341	1.85	0.00	to	0.90	18.63	to	17.57
12/31/2006	203,694	10.27	to	14.41	2,910,028	1.55	0.00	to	0.90	2.74	to	9.91
Transamerica WMC Diversified Growth VP
12/31/2010	41,871,514	9.73	to	9.56	611,309,502	0.54	0.00	to	1.50	17.81	to	16.07
12/31/2009	45,909,649	8.26	to	8.24	574,078,382	0.95	0.00	to	1.50	29.20	to	27.29
12/31/2008	49,835,316	6.39	to	6.47	486,736,537	0.23	0.00	to	1.50	(46.00)	to	(35.27)
12/31/2007	54,982,922	11.84	to	18.26	1,003,665,346	0.02	0.00	to	0.90	16.29	to	15.24
12/31/2006	60,255,025	10.18	to	15.85	954,551,153	-	0.00	to	0.90	1.84	to	7.75
Transamerica Growth Opportunities VP
12/31/2010	3,289,279	13.84	to	12.69	61,258,801	0.04	0.00	to	1.50	35.66	to	33.66
12/31/2009	3,217,175	10.20	to	9.49	44,546,427	0.35	0.00	to	1.50	36.86	to	34.84
12/31/2008	3,512,963	7.46	to	7.04	35,860,695	3.63	0.00	to	1.50	(40.90)	to	(29.61)
12/31/2007	4,037,636	12.62	to	17.41	70,373,607	0.05	0.00	to	0.90	23.09	to	21.98
12/31/2006	4,058,333	10.25	to	14.28	57,967,034	0.23	0.00	to	0.90	2.50	to	4.16
Transamerica Money Market VP
12/31/2010	2,879,808	10.85	to	9.74	55,703,313	0.01	0.00	to	1.50	0.01	to	(1.47)
12/31/2009	3,395,492	10.85	to	9.89	66,003,875	0.15	0.00	to	1.50	0.13	to	(1.35)
12/31/2008	5,511,162	10.84	to	10.02	106,465,305	2.29	0.00	to	1.50	2.39	to	0.22
12/31/2007	3,033,916	10.58	to	20.99	60,281,924	4.86	0.00	to	0.90	5.03	to	4.09
12/31/2006	2,564,345	10.08	to	20.17	50,440,206	4.68	0.00	to	0.90	0.78	to	3.80

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Corresponding to Lowest to Highest Expense Ratio***

Transamerica Small/MidCap Value VP
12/31/2010	1,809,020	$14.36	to	$10.83	$36,122,323	0.82%	0.00%	to	1.50%	30.41%	to	28.49%
12/31/2009	1,536,758	11.01	to	8.43	23,766,218	3.32	0.00	to	1.50	43.21	to	41.10
12/31/2008	1,401,587	7.69	to	5.98	15,296,736	1.93	0.00	to	1.50	(40.87)	to	(40.25)
12/31/2007	1,276,888	13.00	to	18.64	23,810,752	1.00	0.00	to	0.90	24.74	to	23.62
12/31/2006	741,989	10.42	to	15.07	11,194,015	0.97	0.00	to	0.90	4.20	to	17.00
Transamerica U.S. Government Securities VP
12/31/2010	889,073	12.49	to	11.08	11,996,681	3.14	0.00	to	1.50	4.40	to	2.86
12/31/2009	747,743	11.97	to	10.77	9,746,046	2.39	0.00	to	1.50	4.47	to	2.92
12/31/2008	1,695,537	11.46	to	10.47	21,286,906	2.86	0.00	to	1.50	7.66	to	4.69
12/31/2007	117,328	10.64	to	11.91	1,376,520	4.45	0.00	to	0.90	6.05	to	5.10
12/31/2006	58,559	10.03	to	11.34	662,140	3.52	0.00	to	0.90	0.34	to	2.35
Transamerica Morgan Stanley Mid-Cap Growth VP
12/31/2010	6,111,664	14.73	to	12.81	315,951,891	0.12	0.00	to	1.50	33.90	to	31.92
12/31/2009	6,505,939	11.00	to	9.71	256,353,724	-	0.00	to	1.50	60.56	to	58.19
12/31/2008	6,901,583	6.85	to	6.14	171,968,478	2.07	0.00	to	1.50	(46.29)	to	(38.60)
12/31/2007	7,648,279	12.76	to	47.36	358,556,956	-	0.00	to	0.90	22.53	to	21.43
12/31/2006	7,997,423	10.41	to	39.00	310,555,164	-	0.00	to	0.90	4.10	to	8.93
Transamerica Index 50 VP
12/31/2010	22,580	10.73	to	10.95	237,099	1.34	0.00	to	1.50	11.07	to	9.43
12/31/2009	9,982	9.66	to	10.00	95,207	0.20	0.00	to	1.50	16.62	to	14.90
12/31/2008 (1)	13,078	8.28	to	8.71	107,640	-	0.00	to	1.50	(17.20)	to	(12.93)
Transamerica Index 75 VP
12/31/2010	126,380	10.23	to	10.67	1,263,507	1.27	0.00	to	1.50	13.15	to	11.48
12/31/2009	87,173	9.04	to	9.57	776,576	0.36	0.00	to	1.50	23.68	to	21.85
12/31/2008 (1)	19,265	7.31	to	7.85	139,984	-	0.00	to	1.50	(26.90)	to	(21.47)
Transamerica Efficient Markets VP
12/31/2010	25,422	13.75	to	13.41	344,545	0.86	0.00	to	1.50	12.67	to	11.01
12/31/2009 (1)	10,705	12.20	to	12.08	129,907	0.02	0.00	to	1.50	22.03	to	20.82
Transamerica Hanlon Balanced VP
12/31/2010	981,490	11.03	to	10.76	10,667,540	0.37	0.00	to	1.50	(3.28)	to	(4.71)
12/31/2009 (1)	413,683	11.40	to	11.29	4,689,366	-	0.00	to	1.50	14.00	to	12.87
Transamerica Hanlon Growth & Income VP
12/31/2010	867,427	11.22	to	10.94	9,594,997	0.63	0.00	to	1.50	(1.85)	to	(3.30)
12/31/2009 (1)	584,425	11.43	to	11.32	6,641,823	-	0.00	to	1.50	14.30	to	13.17
Transamerica Hanlon Growth VP
12/31/2010	1,260,674	11.47	to	11.19	14,255,487	0.94	0.00	to	1.50	(0.44)	to	(1.91)
12/31/2009 (1)	900,763	11.52	to	11.41	10,317,734	-	0.00	to	1.50	15.20	to	14.06
Transamerica Hanlon Managed Income VP
12/31/2010	2,580,151	11.13	to	10.86	28,321,102	0.20	0.00	to	1.50	0.39	to	(1.09)
12/31/2009 (1)	1,569,291	11.09	to	10.98	17,304,606	-	0.00	to	1.50	10.90	to	9.80
Transamerica Multi Managed Large Cap Core VP
12/31/2010	164,285	15.82	to	15.43	2,560,486	0.65	0.00	to	1.50	19.17	to	17.41
12/31/2009 (1)	158,510	13.27	to	13.14	2,091,116	0.77	0.00	to	1.50	32.71	to	31.39

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
Transamerica Foxhall Emerging Markets/Pacific Rim VP
12/31/2010	1,453,143	$11.35	to	$11.10	$16,285,688	0.31%	0.00%	to	1.50%	3.56%	to	2.03%
12/31/2009 (1)	1,084,650	10.96	to	10.88	11,837,546	-	0.00	to	1.50	9.60	to	8.79
Transamerica Foxhall Global Conservative VP
12/31/2010	219,826	9.51	to	9.30	2,063,120	0.11	0.00	to	1.50	(5.79)	to	(7.18)
12/31/2009 (1)	159,484	10.09	to	10.01	1,602,285	-	0.00	to	1.50	0.90	to	0.15
Transamerica Foxhall Global Growth VP
12/31/2010	1,500,214	11.64	to	11.39	17,249,298	0.25	0.00	to	1.50	5.56	to	4.00
12/31/2009 (1)	1,091,078	11.03	to	10.95	11,983,788	-	0.00	to	1.50	10.30	to	9.48
Transamerica Foxhall Global Hard Asset VP
12/31/2010	911,158	10.69	to	10.45	9,619,762	0.14	0.00	to	1.50	3.39	to	1.87
12/31/2009 (1)	651,788	10.34	to	10.26	6,711,223	-	0.00	to	1.50	3.40	to	2.63
Transamerica Jennison Growth VP
12/31/2010 (1)	983,566	10.84	to	10.73	10,598,851	0.05	0.00	to	1.50	8.40	to	7.32
Fidelity VIP Contrafund®
12/31/2010	1,277,562	13.87	to	13.87	17,720,846	1.02	0.90	to	0.90	15.88	to	15.88
12/31/2009	1,385,317	11.97	to	11.97	16,581,630	1.18	0.90	to	0.90	34.26	to	34.26
12/31/2008	1,489,388	8.92	to	8.92	13,278,218	0.76	0.90	to	0.90	(43.20)	to	(43.20)
12/31/2007	1,662,224	15.70	to	15.70	26,091,850	0.74	0.90	to	0.90	16.25	to	16.25
12/31/2006	1,791,909	13.50	to	13.50	24,195,515	0.98	0.90	to	0.90	10.44	to	10.44
Fidelity VIP Equity-Income
12/31/2010	656,922	12.49	to	12.49	8,204,632	1.63	0.90	to	0.90	13.89	to	13.89
12/31/2009	711,747	10.97	to	10.97	7,805,053	2.09	0.90	to	0.90	28.73	to	28.73
12/31/2008	776,801	8.52	to	8.52	6,617,524	2.18	0.90	to	0.90	(43.32)	to	(43.32)
12/31/2007	892,431	15.03	to	15.03	13,414,208	1.52	0.90	to	0.90	0.36	to	0.36
12/31/2006	1,015,129	14.98	to	14.98	15,203,106	3.03	0.90	to	0.90	18.86	to	18.86
Fidelity VIP Growth Opportunities
12/31/2010	451,620	8.16	to	8.16	3,683,913	-	0.90	to	0.90	22.37	to	22.37
12/31/2009	541,193	6.67	to	6.67	3,607,491	0.26	0.90	to	0.90	44.16	to	44.16
12/31/2008	491,716	4.62	to	4.62	2,273,581	0.11	0.90	to	0.90	(55.54)	to	(55.54)
12/31/2007	661,082	10.40	to	10.40	6,874,952	-	0.90	to	0.90	21.80	to	21.80
12/31/2006	446,408	8.54	to	8.54	3,811,402	0.47	0.90	to	0.90	4.18	to	4.18
Fidelity VIP Index 500
12/31/2010	757,255	9.89	to	10.11	9,418,539	1.86	0.00	to	1.50	14.73	to	13.03
12/31/2009	717,829	8.62	to	8.94	7,869,261	2.41	0.00	to	1.50	26.30	to	24.43
12/31/2008	631,997	6.83	to	7.19	5,528,303	2.38	0.00	to	1.50	(37.16)	to	(28.13)
12/31/2007	457,757	10.86	to	13.56	6,471,158	3.39	0.00	to	0.90	5.18	to	4.24
12/31/2006	344,135	10.33	to	13.01	4,682,372	1.24	0.00	to	0.90	3.27	to	14.41
ProFund VP Bull
12/31/2010	880,494	9.31	to	9.73	8,807,186	0.14	0.00	to	1.50	12.58	to	10.91
12/31/2009	1,069,349	8.27	to	8.78	9,581,607	1.38	0.00	to	1.50	24.34	to	22.51
12/31/2008	118,938	6.65	to	7.16	863,897	-	0.00	to	1.50	(37.67)	to	(28.37)
12/31/2007	99,749	10.67	to	11.75	1,172,564	0.21	0.00	to	0.90	3.55	to	2.62
12/31/2006 (1)	736,714	10.31	to	11.45	8,437,699	0.07	0.00	to	0.90	3.09	to	14.52

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
ProFund VP Money Market
12/31/2010	1,269,322	$10.54	to	$9.66	$13,069,723	0.02%	0.00%	to	1.50%	0.02%	to	(1.46)%
12/31/2009	1,731,987	10.54	to	9.80	17,988,781	0.04	0.00	to	1.50	0.03	to	(1.45)
12/31/2008	3,316,146	10.53	to	9.94	34,730,445	0.80	0.00	to	1.50	0.84	to	(0.57)
12/31/2007	2,531,148	10.45	to	10.47	26,514,159	3.20	0.00	to	0.90	3.77	to	2.84
12/31/2006 (1)	144,185	10.07	to	10.18	1,467,986	2.09	0.00	to	0.90	0.68	to	1.81
ProFund VP NASDAQ-100
12/31/2010	280,798	12.32	to	11.49	3,763,880	-	0.00	to	1.50	18.24	to	16.50
12/31/2009	309,635	10.42	to	9.86	3,532,987	-	0.00	to	1.50	52.01	to	49.76
12/31/2008	203,103	6.86	to	6.59	1,543,465	-	0.00	to	1.50	(42.48)	to	(34.13)
12/31/2007	956,045	11.92	to	13.33	12,749,323	-	0.00	to	0.90	17.62	to	16.57
12/31/2006 (1)	80,871	10.13	to	11.43	924,473	-	0.00	to	0.90	1.34	to	14.31
ProFund VP Short Small-Cap
12/31/2010	253,954	6.12	to	5.13	1,345,858	-	0.00	to	1.50	(28.94)	to	(30.00)
12/31/2009	411,632	8.61	to	7.32	3,097,540	0.65	0.00	to	1.50	(32.37)	to	(33.37)
12/31/2008	410,993	12.73	to	10.99	4,620,257	2.41	0.00	to	1.50	24.08	to	9.92
12/31/2007	154,615	10.26	to	9.13	1,411,173	6.97	0.00	to	0.90	4.53	to	3.59
12/31/2006 (1)	18,450	9.82	to	8.81	162,543	0.15	0.00	to	0.90	(1.82)	to	(11.90)
ProFund VP Small-Cap
12/31/2010	117,806	10.18	to	11.15	1,271,453	-	0.00	to	1.50	24.79	to	22.95
12/31/2009	120,140	8.15	to	9.07	1,048,224	-	0.00	to	1.50	26.07	to	24.21
12/31/2008	199,978	6.47	to	7.30	1,396,212	-	0.00	to	1.50	(35.40)	to	(26.96)
12/31/2007	160,363	10.01	to	10.90	1,748,012	0.23	0.00	to	0.90	(2.21)	to	(3.09)
12/31/2006 (1)	303,258	10.24	to	11.25	3,410,298	-	0.00	to	0.90	2.39	to	12.45
Access VP High Yield
12/31/2010	153,131	13.57	to	12.88	2,027,460	6.13	0.00	to	1.50	16.37	to	14.66
12/31/2009	682,198	11.66	to	11.23	7,829,265	8.96	0.00	to	1.50	16.91	to	15.19
12/31/2008 (1)	1,024,119	9.98	to	9.75	10,141,967	7.35	0.00	to	1.50	(0.23)	to	(2.47)
ProFund VP Europe 30
12/31/2010	35,416	8.22	to	8.22	284,103	1.53	0.00	to	1.50	2.63	to	1.12
12/31/2009	54,733	8.01	to	8.13	431,550	3.65	0.00	to	1.50	32.30	to	30.34
12/31/2008 (1)	36,559	6.05	to	6.24	219,656	2.60	0.00	to	1.50	(39.47)	to	(37.62)
ProFund VP Oil & Gas
12/31/2010	628,257	8.70	to	7.76	5,332,083	0.43	0.00	to	1.50	17.76	to	16.02
12/31/2009	601,195	7.39	to	6.69	4,371,867	-	0.00	to	1.50	15.50	to	13.79
12/31/2008 (1)	287,574	6.40	to	5.88	1,826,872	-	0.00	to	1.50	(36.01)	to	(41.24)
ProFund VP UltraSmall-Cap
12/31/2010	829,608	8.42	to	9.34	6,826,647	-	0.00	to	1.50	48.44	to	46.25
12/31/2009	514,743	5.67	to	6.39	2,876,036	0.09	0.00	to	1.50	40.18	to	38.10
12/31/2008 (1)	107,616	4.05	to	4.62	432,263	0.70	0.00	to	1.50	(59.55)	to	(53.76)
ProFund VP Utilities
12/31/2010	163,393	8.84	to	8.18	1,410,040	2.82	0.00	to	1.50	5.95	to	4.38
12/31/2009	223,809	8.35	to	7.84	1,838,272	4.24	0.00	to	1.50	10.73	to	9.10
12/31/2008 (1)	61,007	7.54	to	7.19	456,532	1.49	0.00	to	1.50	(24.62)	to	(28.14)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
ProFund VP Consumer Services
12/31/2010	74,047	$11.30	to	$12.14	$816,386	-	0.00%	to	1.50%	21.39%	to	19.60%
12/31/2009	18,603	9.30	to	10.15	170,351	-	0.00	to	1.50	30.80	to	28.87
12/31/2008 (1)	19,837	7.11	to	7.88	140,060	-	0.00	to	1.50	(28.86)	to	(21.22)
ProFund VP Pharmaceuticals
12/31/2010	62,654	10.20	to	10.48	623,810	4.80%	0.00	to	1.50	0.48	to	(1.01)
12/31/2009	59,997	10.15	to	10.59	599,768	1.75	0.00	to	1.50	16.90	to	15.17
12/31/2008 (1)	51,607	8.69	to	9.20	445,070	2.58	0.00	to	1.50	(13.13)	to	(8.04)
ProFund VP Small-Cap Value
12/31/2010	49,925	10.70	to	11.24	521,884	0.13	0.00	to	1.50	22.10	to	20.30
12/31/2009	201,181	8.76	to	9.34	1,734,523	0.18	0.00	to	1.50	20.40	to	18.62
12/31/2008 (1)	21,460	7.28	to	7.88	154,996	-	0.00	to	1.50	(27.25)	to	(21.24)
ProFund VP Falling U.S. Dollar
12/31/2010	56,113	9.21	to	8.71	504,230	-	0.00	to	1.50	(2.59)	to	(4.03)
12/31/2009	65,423	9.45	to	9.07	608,825	3.24	0.00	to	1.50	3.32	to	1.79
12/31/2008 (1)	83,658	9.15	to	8.91	760,102	-	0.00	to	1.50	8.51	to	10.88
ProFund VP Emerging Markets
12/31/2010	2,157,293	9.03	to	9.75	19,013,392	-	0.00	to	1.50	9.77	to	8.15
12/31/2009	1,372,513	8.22	to	9.02	11,111,642	0.13	0.00	to	1.50	62.36	to	59.96
12/31/2008 (1)	144,687	5.07	to	5.64	727,622	0.75	0.00	to	1.50	(49.34)	to	(43.64)
ProFund VP International
12/31/2010	977,030	8.12	to	8.44	7,742,694	-	0.00	to	1.50	7.80	to	6.21
12/31/2009	745,355	7.53	to	7.95	5,526,517	0.03	0.00	to	1.50	24.65	to	22.80
12/31/2008 (1)	64,766	6.04	to	6.47	388,476	1.25	0.00	to	1.50	(39.58)	to	(35.28)
ProFund VP Asia 30
12/31/2010	646,594	9.76	to	11.01	6,160,651	0.07	0.00	to	1.50	13.90	to	12.22
12/31/2009	814,042	8.57	to	9.81	6,866,995	1.14	0.00	to	1.50	54.20	to	51.92
12/31/2008 (1)	112,114	5.56	to	6.46	618,511	1.21	0.00	to	1.50	(44.43)	to	(35.44)
ProFund VP Japan
12/31/2010	48,243	6.75	to	6.71	317,483	-	0.00	to	1.50	(6.53)	to	(7.91)
12/31/2009	17,702	7.22	to	7.29	125,805	0.60	0.00	to	1.50	10.33	to	8.70
12/31/2008 (1)	9,022	6.54	to	6.71	58,614	18.13	0.00	to	1.50	(34.56)	to	(32.93)
ProFund VP Short NASDAQ-100
12/31/2010	99,793	5.97	to	5.91	581,354	-	0.00	to	1.50	(21.18)	to	(22.35)
12/31/2009	98,258	7.58	to	7.62	732,716	0.31	0.00	to	1.50	(40.66)	to	(41.54)
12/31/2008 (1)	98,269	12.77	to	13.03	1,246,070	2.44	0.00	to	1.50	27.72	to	30.26
ProFund VP U.S. Government Plus
12/31/2010	301,462	11.21	to	10.70	3,297,051	0.45	0.00	to	1.50	10.11	to	8.49
12/31/2009	228,350	10.18	to	9.87	2,287,999	0.05	0.00	to	1.50	(32.62)	to	(33.62)
12/31/2008 (1)	283,538	15.11	to	14.86	4,253,928	1.06	0.00	to	1.50	51.14	to	48.62
ProFund VP Basic Materials
12/31/2010	842,823	9.95	to	9.73	8,181,637	0.55	0.00	to	1.50	29.69	to	27.78
12/31/2009	741,812	7.67	to	7.62	5,600,499	0.90	0.00	to	1.50	62.37	to	59.97
12/31/2008 (1)	129,552	4.72	to	4.76	607,611	0.21	0.00	to	1.50	(52.76)	to	(52.38)

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

4.Financial Highlights (continued)
Sub account	Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio		Net Assets	Invest ment Income Ratio*	Expense Ratio Lowest to Highest**			Total Return Corresponding to Lowest to Highest Expense Ratio***
ProFund VP Financials
12/31/2010	297,817	$6.82	to	$8.43	$1,983,828	0.24%	0.00%	to	1.50%	10.93%	to	9.29%
12/31/2009	295,380	6.15	to	7.72	1,788,997	1.87	0.00	to	1.50	15.01	to	13.31
12/31/2008 (1)	104,586	5.35	to	6.81	555,616	1.56	0.00	to	1.50	(46.51)	to	(31.89)
ProFund VP Precious Metals
12/31/2010	1,062,460	10.75	to	11.14	11,151,546	-	0.00	to	1.50	32.93	to	30.97
12/31/2009	738,773	8.09	to	8.51	5,881,222	0.91	0.00	to	1.50	35.33	to	33.33
12/31/2008 (1)	365,031	5.98	to	6.38	2,165,703	3.70	0.00	to	1.50	(40.24)	to	(36.21)
ProFund VP Telecommunications
12/31/2010	39,952	9.66	to	9.91	376,895	3.94	0.00	to	1.50	15.68	to	13.98
12/31/2009	29,614	8.35	to	8.69	243,481	3.96	0.00	to	1.50	7.32	to	5.73
12/31/2008 (1)	58,055	7.78	to	8.22	448,505	1.66	0.00	to	1.50	(22.17)	to	(17.79)
ProFund VP Mid-Cap
12/31/2010	262,715	10.73	to	10.80	2,750,087	-	0.00	to	1.50	24.05	to	22.22
12/31/2009	687,103	8.65	to	8.84	5,848,174	-	0.00	to	1.50	32.88	to	30.91
12/31/2008 (1)	121,297	6.51	to	6.75	783,701	0.70	0.00	to	1.50	(34.93)	to	(32.48)
ProFund VP Short Emerging Markets
12/31/2010	65,112	5.54	to	4.96	351,515	-	0.00	to	1.50	(18.42)	to	(19.63)
12/31/2009	72,599	6.79	to	6.17	484,875	-	0.00	to	1.50	(48.71)	to	(49.47)
12/31/2008 (1)	128,412	13.23	to	12.21	1,686,787	0.08	0.00	to	1.50	32.34	to	22.07
ProFund VP Short International
12/31/2010	81,702	7.66	to	6.91	610,615	-	0.00	to	1.50	(14.69)	to	(15.96)
12/31/2009	97,210	8.98	to	8.22	859,623	-	0.00	to	1.50	(30.28)	to	(31.31)
12/31/2008 (1)	143,672	12.88	to	11.97	1,837,683	0.05	0.00	to	1.50	28.85	to	19.73
Franklin Templeton VIP Founding Funds Allocation
12/31/2010	32,527	14.24	to	13.89	456,236	2.63	0.00	to	1.50	10.24	to	8.61
12/31/2009 (1)	15,380	12.91	to	12.79	197,428	4.77	0.00	to	1.50	29.14	to	27.87
AllianceBernstein Balanced Wealth Strategy
12/31/2010	44,709	13.82	to	13.48	609,047	2.05	0.00	to	1.50	10.30	to	8.67
12/31/2009 (1)	21,898	12.53	to	12.41	272,849	0.28	0.00	to	1.50	25.33	to	24.09

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  These ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values.  These ratios do not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

5. Administrative and Mortality and Expense Risk Charges

Under some forms of the contracts, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts.  Contingent surrender charges may also apply.

Under all forms of the contracts, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

A daily charge equal to an annual rate from 0.00% and 1.50% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks in connection with the issuance and administration of the Contracts.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6. Income Taxes

Operations of the Separate Account form a part of WRL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of WRL for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from WRL. Under existing federal income tax laws, the income of the Separate Account is not taxable to WRL, as long as earnings are credited under the variable life contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account.  Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
Notes to Financial Statements
December 31, 2010

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

         a) Quoted prices for similar assets or liabilities in active markets
         b) Quoted prices for identical or similar assets or liabilities in non-active markets
         c) Inputs other than quoted market prices that are observable
         d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

                                                                                                                                                             S-104

Report of Independent Registered Public Accounting Firm

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2010. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2010 and 2009, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2010.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at

December 31, 2010 and 2009, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2010, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010, 2009, and 2008 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities. Also, as discussed in Note 2 to the financial statements, at

December 31, 2008 Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes.

/s/Ernst & Young LLP

April 5, 2011

1103-1244505-e

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

 See accompanying notes.

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis
(Dollars in Thousands, Except per Share Amounts)

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis
 (Dollars in Thousands)

See accompanying notes.

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)
(Dollars in Thousands)

See accompanying notes.

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis
 (Dollars in Thousands)

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis
 (Dollars in Thousands)

December 31, 2010

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.  Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models.  For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value.  If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with the changes in the fair value reported in income.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Securities Lending Assets and Liabilities:  Beginning December 31, 2010, for securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet.  Prior to 2010, cash collateral received from securities lending was not recorded on the Company’s balance sheet because the cash collateral was restricted.  Under GAAP the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies:  Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received.  Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes:  Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.  Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date.  Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2010 and 2009, the Company did not exclude any investment income due and accrued with respect to such practices.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability.  These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount.  Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date.  Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.   These gains and losses may be included in IMR or
AVR if the hedged instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheet. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $378,162, $456,377 and $732,493, in 2010, 2009 and 2008, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the fair value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received $319,607, $342,329 and $113,994, in 2010, 2009 and 2008, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan.  No stock options were issued during 2010 or 2009.

The Company's employees participate in various stock appreciation rights (SAR) plans issued by AEGON.  In accordance with Statement of SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-in surplus.    No benefit or expense relating to these plans was recorded by the company for the year ended December 31, 2010. The Company recorded a benefit of $7 and $1,628 for the years ended December 31, 2009 and 2008, respectively.  In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3 for the year ended December 31, 2008.  The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2010 or 2009.

Recent Accounting Pronouncements

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet.  Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral asset).  A separate liability is also established to record the obligation to return the cash collateral (payable for securities lending).  This change in accounting principle increased assets and liabilities by $193,926 with no impact to surplus.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value Measurements, including recent modifications and clarifications made to the standard.  This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements.  The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position.  See Note 4 for further details.

During 2010, revisions were adopted to certain paragraphs of SSAP No. 43R, Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR.  The revisions clarify that an AVR / IMR bifurcation analysis should be performed when SSAP No. 43R securities are sold (not just as a result of impairment).  These changes have an effective date of January 1, 2011 and are to be applied on a prospective basis.

During 2010, revisions were made to SSAP No. 43R to clarify the definitions of loan-backed and structured securities.  The revised definitions will most likely result in more securities being accounted for under SSAP No. 43R.  Companies are to prospectively apply the clarified guidance effective January 1, 2011.  The Company is in the process of determining the impact of these changes.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective September 30, 2009, the Company adopted SSAP No. 43R.  This statement establishes statutory accounting principles for investments in loan-backed and structured securities.  The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI).  If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value.  If the Company does not expect to recover the entire amortized cost basis of a security, an  OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP.  Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows.  The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009.  This change in accounting principle reduced surplus by a net amount of $10 ($6 net of tax), which includes impairments of $4,270 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $4,260, which have been removed from the component of change in net unrealized gains/losses.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10, Income Taxes.  Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions  for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross
DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.  The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $45,322, which has been reflected as an aggregate write-in for other than special surplus funds.  At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009.  As a result of this election, surplus increased by $70,527 and $46,066 at December 31, 2010 and 2009 respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2010 financial statements.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 13 for further discussion of the Company’s consideration of subsequent events.

In September 2008, the NAIC issued SSAP No. 99.  This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI.  Prior to SSAP No. 99, the Company’s previously impaired investments were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities.  The Company adopted SSAP No. 99 on January 1, 2009.  The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financial statements at adoption.

Reclassifications

Certain reclassifications have been made to the 2009 and 2008 financial statements to conform to the 2010 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio.  The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law.  The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

At December 31, 2008, the Company, with the permission of the Ohio Superintendent of Insurance, determined the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04.  Bulletin 2009-04 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.  The Company did not utilize this permitted practice during 2010 or 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company's net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below:

2010		2009		2008
Net Income (Loss), State of Ohio Basis	**$**	**123,139**	$	115,655	$	(59,128)
State permitted practices (Income)		–		–		–
Net Income (Loss) , NAIC SAP	**$**	**123,139**	$	115,655	$	(59,128)
Statutory Surplus, State of Ohio Basis	**$**	**511,264**	$	363,146	$	280,092
State permitted practices (Surplus)		–		–		(45,322)
Statutory Surplus, NAIC SAP	**$**	**511,264**	$	363,146	$	234,770

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks:  The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  The fair values of bonds and stocks are reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:  Carrying value of policy loans approximates their fair value.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments.  The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short - Term Investments and Bonds and Stocks.

Derivative Financial Instruments: The estimated fair values of interest rate swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Receivable from/Payable to Parent, Subsidiaries, and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100.  The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

 Level 1 -                 Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair Value Measurements

During 2010, amendments were made to SSAP No. 100 to eliminate the requirement to differentiate and report fair value measurements on separate recurring and non-recurring schedules.  Instead, for December 31, 2010, all fair value measurements will be reported on a single schedule by class.  The 2009 schedules were not required to be restated.

The following table provides information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2010:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Bonds classified in Level 2 are valued using inputs from third party pricing or corroborated broker quotes.  Level 3 measurements for bonds are primarily those valued using non-corroborated broker quotes or internal modeling.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

For derivatives, those classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services.

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2010:
The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

The following table provides information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The following table summarizes the changes in assets and liabilities classified in Level 3 for 2009:

Assets measured at fair value on a non-recurring basis

For the year ended December 31, 2009, the Company reported certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The Company reported the following financial instruments at fair value on a non-recurring basis:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

At December 31, 2010 and 2009, respectively, for bonds that have been in a continuous loss position for greater than or equal to twelve months, the Company held 31 and 61 with a carrying amount of $105,753 and $157,040 and an unrealized loss of $16,109 and $33,409, with an average price of 84.8 and 78.7 (fair value/amortized cost).  Of this portfolio, 79.3% and 81.0% were investment grade with associated unrealized losses of $9,864 and $23,639, respectively.

At December 31, 2010 and 2009, respectively, for bonds that have been in a continuous loss position for less than twelve months, the Company held 52 and 63  securities with a carrying amount of $147,068 and $290,130 and an unrealized loss of $5,653 and $7,985 with an average price of 96.2 and 97.3 (fair value/amortized cost).  Of this portfolio, 100.0% and 99.40% were investment grade with associated unrealized losses of $5,653 and $7,808, respectively.

The estimated fair value of bonds with gross unrealized losses at December 31, 2010 and 2009 are as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2010, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without penalties.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  For asset-backed securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Asset-backed securities (ABS), Commercial mortgage-backed securities (CMBS), and Residential mortgage-backed securities (RMBS) are securitizations of underlying pools of assets. At December 31, 2010, the Company’s ABS, CMBS, and RMBS portfolios had fair values less than the carrying amounts of $12,243, $1,555 and $1,872, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

All ABS, CMBS and RMBS assets are monitored and reviewed at least quarterly. Where ratings have declined to below investment grade on nonhousing related ABS, the individual debt securities have been modeled to determine if cash flow models indicate a credit event will impact future cash flows and resulting impairments have been taken.  For non-conduit CMBS, the Company’s internal asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. For housing related ABS, conduit CMBS and RMBS, detailed cash flow models using the current collateral pool and capital structure on the portfolio are performed. Model output is generated under base and several stress-case scenarios. The Company’s internal asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Once the entire pool is modeled, results are then closely analyzed by the Company’s internal asset specialist to determine whether or not our particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.  If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

As the remaining unrealized losses in the ABS, CMBS and RMBS portfolios relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2010.

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority.  The Company does not sell or buy subprime mortgages directly.   The Company's exposure to subprime mortgages is through ABS.  These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral.  Most of the underlying mortgages within the pool have FICO scores below 660 at issuance.  Therefore, the ABS has been classified by the Company as a subprime mortgage position.  Also included in the Company's total subprime mortgage position are ABS with second lien mortgages as collateral.  The second lien mortgages may not necessarily have subprime FICO scores; however, the Company has included these ABS in its subprime position as it is the second priority in terms of repayment.  The Company does not have any "direct" residential mortgages to subprime borrowers outside of the ABS structures.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

The actual cost, carrying amount and fair value of the Company's subprime residential mortgage-backed ABS holdings at December 31, 2010 are $45,281, $40,139 and $34,206, respectively.  At December 31, 2009, the actual cost, carrying amount and fair value of the Company’s subprime residential mortgage-backed ABS holdings were $48,205, $43,240 and $33,365, respectively.

The following table provides the aggregate totals for loan-backed securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value. There were no securities other-than-temporary impaired during 2010 due to intent to sell or lack of intent and ability to hold.

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

The following loan-backed and structured securities were held at December 31,2010, for which an OTTI had been previously recognized:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2010 and 2009 is as follows:

Detail of net investment income is presented below:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses were as follows:

The Company had gross realized losses of $468, $8,814 and $4,739 in 2010, 2009 and 2008, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

The Company did not have any recorded investments in restructured securities at December 31, 2010.  At December 31, 2009,  the Company had recorded investments in restructured securities of $740.  The capital losses taken as a direct result of restructures in 2009 were $782. The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure-related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

At December 31, 2010 and 2009, bonds with an aggregate carrying value of $3,973 and $4,013, respectively, were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

During 2010 and 2009, the Company did not issue any mortgage loans.

During 2010, 2009 and 2008, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2010 and 2009, the Company held a mortgage loan loss reserve in the asset valuation reserve of $85 and $48, respectively.

At December 31, 2010, the Company had five LIHTC investments.  The remaining years of unexpired tax credits ranged from one to eleven and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from five to sixteen years.  The amount of contingent equity commitments expected to be paid during the years 2011 to 2012 is $1,024.  The Company has no contingent equity commitments related to LIHTC beyond the year 2012.  There were no impairment losses, write-downs or reclassifications during 2010 related to these credits.

At December 31, 2009, the Company had four LIHTC investments.  The remaining years of unexpired tax credits ranged from two to eleven and none of the properties were subject to regulatory review.  The length of time remaining for holding periods ranged from six to fifteen years.  The amount of contingent equity commitments expected to be paid during the years 2010 to 2012 is $1,056.  The Company has no contingent equity commitments related to LIHTC beyond the year 2012.  There were no impairment losses, write-downs or reclassifications during 2009 related to these credits.

The following tables provide the carrying value of state transferable tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2010 and 2009:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)
4. Investments (continued)

*The unused amount reflects credits that the Company deems will be realizable in the period from 2011 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits and comparing the projected future tax liability to the availability of remaining state transferable tax credits.  The Company had no impairment losses related to state transferable tax credits as of December 31, 2010 and 2009.

The Company issues products providing the customer a return based on various global equity market indices.  The Company uses global future contracts and/or options to hedge the liability option risk associated with these products.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings of ‘A’ or better.  The credit exposure of swaps is represented by the fair value contracts, aggregated at a counterparty level, with a positive fair value at the reporting date.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf.  The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty.  Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead.  At December 31, 2010, the Company does not have any contracts, aggregated at a counterparty level, with a positive fair value.  At December 31, 2010, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amount to $971.

At December 31, 2010 and 2009, respectively, the Company has recorded $(971) and $(748) for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus as an unrealized loss.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

The Company did not recognize any unrealized gains or losses during 2010 or 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The Company uses variance swaps to reduce market risk in minimum guarantee equity index contracts arising from mismatches between assets and liabilities.  A variance swap is an arrangement whereby two parties (counterparties) enter into an agreement to pay a specified amount linked to the underlying index upon termination.  The final fair value is calculated using a combination of the value of the underlying at termination, and the value of the variance swap at initiation multiplied by an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract. Periodic interest payments and a final payout upon termination can be made by either party.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2010 and 2009, respectively, the Company had outstanding receive fixed - pay fixed swaps with a notional amount of $4 and $5.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts from other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily fair values of those contracts.  The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.  The Company recognized net realized gains (losses) from futures contracts in the amount of $(9,000), $(22,205) and $9,756 for the years ended December 31, 2010, 2009 and 2008, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

4. Investments (continued)

Open futures contracts at December 31, 2010 and 2009, are as follows:

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of the risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance amounts:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $76,107, $69,659 and $40,858 during 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $18,652 and $18,173, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2010 and 2009 of $332,318 and $315,335, respectively.  As of December 31, 2010 and 2009, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $280,574 and $265,816, respectively.

The Company would experience no reduction in surplus at December 31, 2010 if all reinsurance agreements were cancelled.

Effective December 31, 2010, the Company entered into a reinsurance agreement with Transamerica Life Insurance Company (TLIC), an affiliate, to cede on a 100% quota share basis a block of variable universal life business on a modified coinsurance basis.  Reserves on the block were $1,013,110, with assets backing the block comprised of $853,669 of separate account assets and $159,441 of general account assets.  The Company received consideration of $193,000, resulting in a pre-tax gain of $193,000.  The net of tax gain of $125,450 was credited to surplus in accordance with SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance.

The Company entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company's variable annuity products on a coinsurance and modified coinsurance basis.  The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095.  The pre-tax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. The Company amortized $8,307 into earnings with a corresponding charge to unassigned surplus during 2009. At December 31, 2010 and 2009, the Company holds collateral in the form of letters of credit of $27,000 and $26,000, respectively, from the assuming company.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

5. Reinsurance (continued)

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to TIRe, an affiliate, under a 2001 reinsurance agreement.  The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703.   Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves.  The resulting pre-tax loss of $95,337 was included in the statement of operations in accordance with SSAP No. 61.  In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax).  Prior to this transaction, the Company had amortized $1,367 on a pre-tax basis ($889 on a net of tax basis) into earnings for 2008, with a corresponding charge to unassigned surplus.

During 2010, 2009 and 2008, the Company amortized deferred gains from reinsurance transactions occurring prior to 2008 of $24, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Letters of credit held for all unauthorized reinsurers as of December 31, 2010 and 2009 were $107,200 and $77,700, respectively.

6. Income Taxes

The net deferred income tax asset at December 31, 2010 and 2009 and the change from the prior year are comprised of the following components:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

Year Ended December 31		
	2010	2009	Change
Ordinary			
Policyholder reserves	$ 109,134	$ 115,089	$ (5,955)
Investments	349	–	349
Deferred acquisition costs	90,529	88,949	1,580
Compensation and benefits accrual	1,039	1,312	(273)
Receivables - nonadmitted	5,399	7,039	(1,640)
Tax credit carry-forward	–	–	–
Other (including items <5% of ordinary tax assets)	3,841	10,525	(6,684)
Subtotal	210,291	222,914	(12,623)
Statutory valuation allowance adjustment	–	–	–
Nonadmitted	70,717	54,382	16,335
Admitted ordinary deferred tax assets	139,574	168,532	(28,958)
Capital:			
(1) Investments	6,740	9,193	(2,453)
(2) Other (including items <5% of total total capital tax assets)	–	–	–
Subtotal	6,740	9,193	(2,453)
Statutory valuation allowance adjustment	–	4,817	(4,817)
Nonadmitted	1,420	1,609	(189)
Admitted capital deferred tax assets	5,320	2,767	2,553
Admitted deferred tax assets	$ 144,894	$ 171,299	$ (26,405)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

The Company did not record a valuation allowance for deferred tax assets as of December 31, 2010. The valuation allowance for deferred tax assets as of December 31, 2009 was $4,817.  The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2010 and 2009 reporting periods.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•
10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•
10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e
•	.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

Total increased admitted adjusted gross DTAs as the result of the application of paragraph 10.e. SSAP No. 10R, Income Taxes - A Temporary Replacement of SSAP No. 10:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)
*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, Paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

The impact of tax planning strategies at December 31, 2010 was as follows:

Current year income taxes incurred consist of the following major components:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

Year Ended December 31	
	2010	2009	2008
Current income taxes incurred	$ 105,048	$ 41,238	$ (42,578)
Change in deferred income taxes (without tax on unrealized gains and losses)	5,233	(4,611)	7,619
Total income tax reported	$ 110,281	$ 36,627	$ (34,959)
Income before taxes	$ 230,047	$ 163,103	$ (82,350)
	35.00%	35.00%	35.00%
Expected income tax expense (benefit) at 35% statutory rate	$ 80,516	$ 57,086	$ (28,823)
Increase (decrease) in actual tax reported resulting from:			
a Dividends received deduction	(10,290)	(7,455)	(7,490)
b Tax credits	(3,603)	(4,157)	(5,370)
c Tax-exempt income	–	–	(0)
d Tax adjustment for IMR	(234)	29	155
e Surplus adjustment for in-force ceded	43,899	(2,916)	1,240
f Nondeductible expenses	22	40	144
g Deferred tax benefit on other items in surplus	7,037	(6,504)	2,912
h Provision to return	(2,806)	(3,380)	(2,923)
i Life-owned life insurance	(829)	(866)	(831)
j Dividends from certain foreign corporations	175	349	773
k Statutory valuation allowance	–	4,817	–
l Prior period adjustment	380	(412)	4,643
m Other	(3,986)	(4)	611
Total income tax reported	$ 110,281	$ 36,627	$ (34,959)

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement.  Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations.  The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company's separately computed income tax liability or the consolidated group's income tax liability in any carryback or carryforward year when so applied.  Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2010.

The Company incurred income taxes during 2010 and 2009 of $112,172 and $44,526, respectively, which will be available for recoupment in the event of future net losses.  The Company did not incur income taxes during 2008 which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2010 and 2009 is $2,144 and $1,573, respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $2,144.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest expense related to income taxes for the years ending December 31, 2010, 2009 and 2008 is $87, $61 and $36, respectively.  The total interest payable balance as of December 31, 2010 and 2009 is $184 and $97, respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.  An examination is currently underway for the years 2007 and 2008.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$ –	$ –	$ –	$ 378,162	$ 378,162
Reserves for accounts with assets at fair value at December 31, 2010	$ –	$ –	$ –	$ 6,897,592	$ 6,897,592
Reserves for separate accounts by withdrawal characteristics at December 31, 2010:					
Subject to discretionary withdrawal:					
With fair value adjustment	$ –	$ –	$ –	$ –	$ –
At book value without fair value adjustment and with current surrender charge of 5% or more	–	–	–	–	–
At fair value	–	–	–	6,895,152	6,895,152
At book value without fair value adjustment and with current surrender charge of less than 5%	–	–	–	–	–
Subtotal	–	–	–	6,895,152	6,895,152
Not subject to discretionary withdrawal	–	–	–	2,440	2,440
Total separate account liabilities at December 31, 2010	$ –	$ –	$ –	$ 6,897,592	$ 6,897,592

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Guaranteed Indexed		Nonindexed Guaranteed Less Than 4%		Nonindexed Guaranteed More Than 4%		Nonguaranteed Separate Accounts		Total	
Premiums, deposits and other considerations for the year ended December 31, 2009	$	—	$	—	$	—	$	455,704	$	455,704
Reserves for accounts with assets at fair value at December 31, 2009	$	—	$	—	$	—	$	6,546,186	$	6,546,186
Reserves for separate accounts by withdrawal characteristics at December 31, 2009:										
Subject to discretionary withdrawal:										
With fair value adjustment	$	—	$	—	$	—	$	—	$	—
At book value without fair value adjustment and with current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		6,546,186		6,546,186
At book value without fair value adjustment and with current surrender charge of less than 5%		—		—		—		—		—
Subtotal		—		—		—		6,546,186		6,546,186
Not subject to discretionary withdrawal		—		—		—		—		—
Total separate account liabilities at December 31, 2009	$	—	$	—	$	—	$	6,546,186	$	6,546,186

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  At December 31, 2010 and 2009, the Company’s separate account statement included legally insulated assets of $7,401,665 and $7,156,201, respectively.  The assets legally insulated from general account claims at December 31, 2010 are attributed to the following products:

Some separate account liabilities are guaranteed by the general account.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.  As of December 31, 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $667,392.  To compensate the general account for the risk taken, the separate account paid risk charges of $12,187 to the general account in 2010.  As of December 31, 2010, the general account of the Company had paid $20,835 toward separate account guarantees.

The Company does not participate in securities lending transactions within the separate account.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43) which replaces Actuarial Guidelines 34 and 39.  AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products.  The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors.  The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported a decrease in reserves and an increase in net income of $11,412 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2010 and 2009, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies.  These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2010 and 2009, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

At December 31, 2010 and 2009, the Company had insurance in force aggregating $4,531,669 and $5,012,732 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance.  The Company established policy reserves of $25,534 and $28,044 to cover these deficiencies at December 31, 2010 and 2009, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

8. Capital and Surplus

The Company is subject to limitations, imposed by the Ohio Department of Insurance, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2011, without the prior approval of insurance regulatory authorities, is $123,139.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

8. Capital and Surplus (continued)

On December 23, 2010, the Company paid a common stock dividend of $100,000 to its parent company, AEGON.  The entire amount was considered an extraordinary dividend.  On December 30, 2009, the Company paid a common stock dividend of $65,000 to its parent company.  Of this amount, $23,400 was considered an ordinary dividend and $41,600 was considered an extraordinary dividend.  On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company.  Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend.  The Company received approval from the Ohio Department of Insurance to make these dividend payments.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2010, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned government/other domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2010 and 2009, respectively, securities in the amount of $187,773 and $31,795 were on loan under securities lending agreements.  The collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral had a fair value of $193,683 and $32,264 at December 31, 2010 and 2009, respectively.

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)
 (Dollars in Thousands)

9. Securities Lending (continued)

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2010 or 2009.

The contractual maturities of the securities lending collateral positions are as follows:

The maturity dates of the reinvested securities lending collateral are as follows:

9. Securities Lending (continued)

The Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions.  Under current conditions, the Company has securities with a par value of $193,956 (fair value of $193,683) that are currently tradable securities that could be sold and used to pay for the $193,824 in collateral calls that could come due under a worst-case scenario.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,442, $1,518 and $1,444 for the years ended December 31, 2010, 2009 and 2008, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $702, $736 and $793 for the years ended December 31, 2010, 2009 and 2008, respectively.

10. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2010, 2009 and 2008 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $192, $201 and $143 for the years ended 2010, 2009 and 2008, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed.  The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  The Company provides office space, marketing and administrative services to certain affiliates. The net amount received by the Company as a result of being a party to these agreements was $18,600, $13,174 and $113 during 2010, 2009 and 2008, respectively. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.  The Company received $23,672, $21,446 and $30,230 from this agreement during 2010, 2009 and 2008, respectively.

11. Related Party Transactions (continued)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2010, and 2009, the Company reported a net amount of $(7,123),  and $(4,361), respectively, due (to) from affiliates.  Terms of settlement require that these amounts are settled within 90 days.  During 2010, 2009 and 2008, the Company paid net interest of $38, $132 and $924, respectively, to affiliates.

At December 31, 2009 the Company had a short-term intercompany note receivable of $27,000 from AEGON due by September 29, 2010 at .25% interest.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, this note was reported on the balance sheet as a short-term investment. The note was repaid prior to its due date.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2010 and 2009, the cash surrender value of these policies was $71,167 and $68,798, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,448 and $3,330 with no offsetting premium tax benefit at December 31, 2010 and 2009, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $95, $58 and $36 for 2010, 2009 and 2008, respectively.

The Company has contingent commitments of $1,151 and $1,056 at December 31, 2010 and 2009, respectively, for joint ventures, partnerships and limited liability companies, which includes commitments for LIHTC’s of $1,024 and $1,056, respectively, at December 31, 2010 and 2009.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company.  The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets.  At December 31, 2010 and 2009 respectively, the Company pledged assets in the amount of $16,342 and $14,394 to satisfy the requirements of futures trading accounts.

13. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 5, 2011, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of April 5, 2011, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2010.

WRL 2010 SEC

Statutory-Basis Financial
Statement Schedules

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than
Investments in Related Parties
 (Dollars in Thousands)

December 31, 2010

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities			
Bonds:			
United States government and government agencies and authorities	$ 48,002	$ 47,500	$ 48,002
States, municipalities and political subdivisions	29,841	29,989	29,841
Foreign governments	10,457	10,760	10,457
Hybrid securities	9,975	10,581	9,975
All other corporate bonds	842,912	850,235	842,912
Total fixed maturities	941,187	949,065	941,187
Mortgage loans on real estate	12,416		12,416
Real estate	37,041		37,041
Policy loans	391,511		391,511
Cash, cash equivalents and short-term investments	242,139		242,139
Securities lending reinvested collateral assets	193,926		193,926
Other invested assets	4,120		4,120
Total investments	$ 1,822,340		$ 1,822,340

 (1)           Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

WRL 2010 SEC

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information
(Dollars in Thousands)

Schedule III

Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2010						
Individual life	$ 1,121,254	$ 17,912	$ 480,607	$ 42,619	$ 298,390	$ 410,754
Group life and health	19,215	104	5,123	701	3,173	4,847
Annuity	521,268	561	40,279	21,167	463,959	(413,730)
	$ 1,661,737	$ 18,577	$ 526,009	$ 64,487	$ 765,522	$ 1,871
Year ended December 31, 2009						
Individual life	$ 1,091,121	$ 18,403	$ 502,238	$ 30,963	$ 282,952	$ 430,307
Group life and health	17,641	513	2,585	474	2,865	3,752
Annuity	608,644	1,082	151,428	16,934	506,798	(316,750)
	$ 1,717,406	$ 19,998	$ 656,251	$ 48,371	$ 792,615	$ 117,309
Year ended December 31, 2008						
Individual life	$ 1,097,394	$ 20,196	$ 574,634	$ 45,656	$ 370,010	$ 237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611
	$ 1,735,440	$ 22,480	$ 788,842	$ 71,623	$ 1,340,418	$ 1,757,782

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

WRL 2010 SEC

 Western Reserve Life Assurance Co. of Ohio

Reinsurance
(Dollars in Thousands)

Schedule IV

Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2010					
Life insurance in force	$108,965,895	$ 63,468,227	$ 16,201,258	$ 61,698,926	26%
Premiums:					
Individual life	$ 577,919	$ 100,619	$ 3,307	$ 480,607	1%
Group life and health	16,834	11,711		5,123	0%
Annuity	58,368	18,089		40,279	0%
	$ 653,121	$ 130,419	$ 3,307	$ 526,009	1%
Year ended December 31, 2009					
Life insurance in force	$ 105,354,990	$ 54,257,827	$ 16,526,779	$ 67,623,942	24%
Premiums:					
Individual life	$ 586,466	$ 87,785	$ 3,557	$ 502,238	1%
Group life	14,786	12,201	—	2,585	0%
Annuity	168,549	17,121	—	151,428	0%
	$ 769,801	$ 117,107	$ 3,557	$ 656,251	1%
Year ended December 31, 2008					
Life insurance in force	$ 102,486,516	$ 54,034,032	$ 16,447,344	$ 64,899,828	25%
Premiums:					
Individual life	$ 648,362	$ 77,458	$ 3,730	$ 574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%
	$ 990,717	$ 205,605	$ 3,730	$ 788,842	0%

WRL 2010 SEC

APPENDIX A

Hypothetical In Force Illustration

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,337	7,582	250,000
38	3	1,940	3,880	14,805	10,050	250,000
39	4	1,940	5,820	17,406	12,651	250,000
40	5	1,940	7,760	20,150	15,442	250,000
41	6	1,940	9,700	23,046	18,767	250,000
42	7	1,940	11,640	26,100	22,296	250,000
43	8	1,940	13,580	29,317	25,988	250,000
44	9	1,940	15,520	32,705	29,852	250,000
45	10	1,940	17,460	36,271	33,894	250,000
46	11	1,940	19,400	40,055	38,153	250,000
47	12	1,940	21,340	44,045	42,618	250,000
48	13	1,940	23,280	48,253	47,302	250,000
49	14	1,940	25,220	52,716	52,240	250,000
50	15	1,940	27,160	57,451	57,451	250,000
51	16	1,940	29,100	62,788	62,788	250,000
52	17	1,940	31,040	68,477	68,477	250,000
53	18	1,940	32,980	74,533	74,533	250,000
54	19	1,940	34,920	80,984	80,984	250,000
55	20	1,940	36,860	87,851	87,851	250,000
56	21	1,940	38,800	95,366	95,366	250,000
57	22	1,940	40,740	103,397	103,397	250,000
58	23	1,940	42,680	112,003	112,003	250,000
59	24	1,940	44,620	121,230	121,230	250,000
60	25	1,940	46,560	131,133	131,133	250,000
61	26	1,940	48,500	141,819	141,819	250,000
62	27	1,940	50,440	153,346	153,346	250,000
63	28	1,940	52,380	165,775	165,775	250,000
64	29	1,940	54,320	179,191	179,191	250,000
65	30	1,940	56,260	193,688	193,688	250,000
66	31	1,940	58,200	209,379	209,379	251,255
67	32	1,940	60,140	226,298	226,298	269,295
68	33	1,940	62,080	244,477	244,477	288,483
69	34	1,940	64,020	264,015	264,015	308,897
70	35	1,940	65,960	285,024	285,024	330,627
71	36	1,940	67,900	307,649	307,649	353,796

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Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	332,029	332,029	375,193
73	38	1,940	71,780	358,318	358,318	397,732
74	39	1,940	73,720	386,686	386,686	421,488
75	40	1,940	75,660	417,319	417,319	446,531
76	41	1,940	77,600	450,425	450,425	472,947
77	42	1,940	79,540	486,100	486,100	510,405
78	43	1,940	81,480	524,521	524,521	550,747
79	44	1,940	83,420	565,899	565,899	594,194
80	45	1,940	85,360	610,465	610,465	640,988
81	46	1,940	87,300	658,463	658,463	691,386
82	47	1,940	89,240	710,163	710,163	745,671
83	48	1,940	91,180	765,847	765,847	804,139
84	49	1,940	93,120	825,822	825,822	867,113
85	50	1,940	95,060	890,405	890,405	934,925
86	51	1,940	97,000	959,941	959,941	1,007,938
87	52	1,940	98,940	1,034,796	1,034,796	1,086,536
88	53	1,940	100,880	1,115,363	1,115,363	1,171,132
89	54	1,940	102,820	1,202,062	1,202,062	1,262,165
90	55	1,940	104,760	1,295,383	1,295,383	1,360,153
91	56	1,940	106,700	1,395,877	1,395,877	1,465,671
92	57	1,940	108,640	1,504,899	1,504,899	1,565,095
93	58	1,940	110,580	1,623,287	1,623,287	1,671,985
94	59	1,940	112,520	1,751,936	1,751,936	1,786,975
95	60	1,940	114,460	1,891,897	1,891,897	1,910,815
96	61	1,940	116,400	2,044,106	2,044,106	2,044,106
97	62	1,940	118,340	2,208,711	2,208,711	2,208,711
98	63	1,940	120,280	2,386,735	2,386,735	2,386,735
99	64	1,940	122,220	2,579,286	2,579,286	2,579,286
100	65	1,940	124,160	2,787,567	2,787,567	2,787,567

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Page 3 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value (End of Year)	Separate Account Value (End of Year)	Total Cash Value (End of Year)	Net Surrender Value (End of Year)	Death Benefit Proceeds (End of Year)
37	2	970	970	1,940	934	11,403	12,337	7,582	250,000
38	3	970	970	3,880	1,881	12,925	14,805	10,050	250,000
39	4	970	970	5,820	2,843	14,563	17,406	12,651	250,000
40	5	970	970	7,760	3,825	16,325	20,150	15,442	250,000
41	6	970	970	9,700	4,830	18,217	23,046	18,767	250,000
42	7	970	970	11,640	5,858	20,242	26,100	22,296	250,000
43	8	970	970	13,580	6,911	22,406	29,317	25,988	250,000
44	9	970	970	15,520	7,989	24,716	32,705	29,852	250,000
45	10	970	970	17,460	9,093	27,179	36,271	33,894	250,000
46	11	970	970	19,400	10,238	29,818	40,055	38,153	250,000
47	12	970	970	21,340	11,411	32,634	44,045	42,618	250,000
48	13	970	970	23,280	12,615	35,638	48,253	47,302	250,000
49	14	970	970	25,220	13,856	38,860	52,716	52,240	250,000
50	15	970	970	27,160	15,135	42,315	57,451	57,451	250,000
51	16	970	970	29,100	16,453	46,335	62,788	62,788	250,000
52	17	970	970	31,040	17,810	50,667	68,477	68,477	250,000
53	18	970	970	32,980	19,206	55,327	74,533	74,533	250,000
54	19	970	970	34,920	20,641	60,342	80,984	80,984	250,000
55	20	970	970	36,860	22,117	65,734	87,851	87,851	250,000
56	21	970	970	38,800	23,683	71,683	95,366	95,366	250,000
57	22	970	970	40,740	25,298	78,099	103,397	103,397	250,000
58	23	970	970	42,680	26,969	85,034	112,003	112,003	250,000
59	24	970	970	44,620	28,698	92,533	121,230	121,230	250,000
60	25	970	970	46,560	30,488	100,645	131,133	131,133	250,000
61	26	970	970	48,500	32,354	109,465	141,819	141,819	250,000
62	27	970	970	50,440	34,298	119,048	153,346	153,346	250,000
63	28	970	970	52,380	36,320	129,455	165,775	165,775	250,000
64	29	970	970	54,320	38,427	140,764	179,191	179,191	250,000
65	30	970	970	56,260	40,624	153,064	193,688	193,688	250,000
66	31	970	970	58,200	42,919	166,460	209,379	209,379	251,255
67	32	970	970	60,140	45,303	180,995	226,298	226,298	269,295
68	33	970	970	62,080	47,765	196,712	244,477	244,477	288,483
69	34	970	970	64,020	50,308	213,706	264,015	264,015	308,897
70	35	970	970	65,960	52,937	232,087	285,024	285,024	330,627
71	36	970	970	67,900	55,658	251,990	307,649	307,649	353,796

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Page 4 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

						------------End of Year----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	970	970	69,840	58,477	273,552	332,029	332,029	375,193
73	38	970	970	71,780	61,399	296,918	358,318	358,318	397,732
74	39	970	970	73,720	64,431	322,255	386,686	386,686	421,488
75	40	970	970	75,660	67,579	349,740	417,319	417,319	446,531
76	41	970	970	77,600	70,850	379,576	450,425	450,425	472,947
77	42	970	970	79,540	74,231	411,869	486,100	486,100	510,405
78	43	970	970	81,480	77,724	446,797	524,521	524,521	550,747
79	44	970	970	83,420	81,329	484,570	565,899	565,899	594,194
80	45	970	970	85,360	85,051	525,414	610,465	610,465	640,988
81	46	970	970	87,300	88,891	569,572	658,463	658,463	691,386
82	47	970	970	89,240	92,854	617,309	710,163	710,163	745,671
83	48	970	970	91,180	96,941	668,905	765,847	765,847	804,139
84	49	970	970	93,120	101,157	724,665	825,822	825,822	867,113
85	50	970	970	95,060	105,502	784,902	890,405	890,405	934,925
86	51	970	970	97,000	109,979	849,962	959,941	959,941	1,007,938
87	52	970	970	98,940	114,589	920,207	1,034,796	1,034,796	1,086,536
88	53	970	970	100,880	119,334	996,029	1,115,363	1,115,363	1,171,132
89	54	970	970	102,820	124,216	1,077,846	1,202,062	1,202,062	1,262,165
90	55	970	970	104,760	129,240	1,166,143	1,295,383	1,295,383	1,360,153
91	56	970	970	106,700	134,415	1,261,462	1,395,877	1,395,877	1,465,671
92	57	970	970	108,640	139,818	1,365,081	1,504,899	1,504,899	1,565,095
93	58	970	970	110,580	145,467	1,477,820	1,623,287	1,623,287	1,671,985
94	59	970	970	112,520	151,378	1,600,558	1,751,936	1,751,936	1,786,975
95	60	970	970	114,460	157,573	1,734,324	1,891,897	1,891,897	1,910,815
96	61	970	970	116,400	164,057	1,880,049	2,044,106	2,044,106	2,044,106
97	62	970	970	118,340	170,768	2,037,943	2,208,711	2,208,711	2,208,711
98	63	970	970	120,280	177,714	2,209,020	2,386,735	2,386,735	2,386,735
99	64	970	970	122,220	184,904	2,394,382	2,579,286	2,579,286	2,579,286
100	65	970	970	124,160	192,346	2,595,221	2,787,567	2,787,567	2,787,567

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Page 5 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,288	7,533	250,000
38	3	1,940	3,880	14,699	9,944	250,000
39	4	1,940	5,820	17,231	12,476	250,000
40	5	1,940	7,760	19,898	15,190	250,000
41	6	1,940	9,700	22,706	18,427	250,000
42	7	1,940	11,640	25,660	21,856	250,000
43	8	1,940	13,580	28,763	25,435	250,000
44	9	1,940	15,520	32,024	29,171	250,000
45	10	1,940	17,460	35,448	33,070	250,000
46	11	1,940	19,400	39,072	37,170	250,000
47	12	1,940	21,340	42,885	41,458	250,000
48	13	1,940	23,280	46,896	45,945	250,000
49	14	1,940	25,220	51,144	50,669	250,000
50	15	1,940	27,160	55,644	55,644	250,000
51	16	1,940	29,100	60,401	60,401	250,000
52	17	1,940	31,040	65,429	65,429	250,000
53	18	1,940	32,980	70,733	70,733	250,000
54	19	1,940	34,920	76,333	76,333	250,000
55	20	1,940	36,860	82,235	82,235	250,000
56	21	1,940	38,800	88,451	88,451	250,000
57	22	1,940	40,740	95,010	95,010	250,000
58	23	1,940	42,680	101,940	101,940	250,000
59	24	1,940	44,620	109,297	109,297	250,000
60	25	1,940	46,560	117,110	117,110	250,000
61	26	1,940	48,500	125,409	125,409	250,000
62	27	1,940	50,440	134,226	134,226	250,000
63	28	1,940	52,380	143,596	143,596	250,000
64	29	1,940	54,320	153,575	153,575	250,000
65	30	1,940	56,260	164,237	164,237	250,000
66	31	1,940	58,200	175,666	175,666	250,000
67	32	1,940	60,140	187,966	187,966	250,000
68	33	1,940	62,080	201,254	201,254	250,000
69	34	1,940	64,020	215,656	215,656	252,318
70	35	1,940	65,960	231,115	231,115	268,094
71	36	1,940	67,900	247,574	247,574	284,711

LD1039-2-05/11-IF
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Page 6 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.10% Net) (a) ------------End of Year---------- Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	265,172	265,172	299,644
73	38	1,940	71,780	283,998	283,998	315,238
74	39	1,940	73,720	304,180	304,180	331,556
75	40	1,940	75,660	325,864	325,864	348,674
76	41	1,940	77,600	349,218	349,218	366,679
77	42	1,940	79,540	374,110	374,110	392,816
78	43	1,940	81,480	400,629	400,629	420,661
79	44	1,940	83,420	428,864	428,864	450,307
80	45	1,940	85,360	458,901	458,901	481,846
81	46	1,940	87,300	490,840	490,840	515,382
82	47	1,940	89,240	524,768	524,768	551,006
83	48	1,940	91,180	560,792	560,792	588,831
84	49	1,940	93,120	599,012	599,012	628,962
85	50	1,940	95,060	639,520	639,520	671,496
86	51	1,940	97,000	682,400	682,400	716,520
87	52	1,940	98,940	727,729	727,729	764,116
88	53	1,940	100,880	775,580	775,580	814,359
89	54	1,940	102,820	826,026	826,026	867,327
90	55	1,940	104,760	879,139	879,139	923,096
91	56	1,940	106,700	934,991	934,991	981,741
92	57	1,940	108,640	995,708	995,708	1,035,537
93	58	1,940	110,580	1,062,071	1,062,071	1,093,933
94	59	1,940	112,520	1,135,011	1,135,011	1,157,711
95	60	1,940	114,460	1,215,654	1,215,654	1,227,811
96	61	1,940	116,400	1,304,515	1,304,515	1,304,515
97	62	1,940	118,340	1,399,924	1,399,924	1,399,924
98	63	1,940	120,280	1,502,373	1,502,373	1,502,373
99	64	1,940	122,220	1,612,389	1,612,389	1,612,389
100	65	1,940	124,160	1,730,543	1,730,543	1,730,543

LD1039-2-05/11-IF
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Page 7 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.90% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,188	6,433	250,000
38	3	1,940	3,880	12,358	7,603	250,000
39	4	1,940	5,820	13,501	8,746	250,000
40	5	1,940	7,760	14,619	9,912	250,000
41	6	1,940	9,700	15,711	11,431	250,000
42	7	1,940	11,640	16,770	12,966	250,000
43	8	1,940	13,580	17,789	14,460	250,000
44	9	1,940	15,520	18,764	15,911	250,000
45	10	1,940	17,460	19,690	17,313	250,000
46	11	1,940	19,400	20,589	18,687	250,000
47	12	1,940	21,340	21,435	20,009	250,000
48	13	1,940	23,280	22,225	21,274	250,000
49	14	1,940	25,220	22,982	22,506	250,000
50	15	1,940	27,160	23,701	23,701	250,000
51	16	1,940	29,100	24,367	24,367	250,000
52	17	1,940	31,040	24,973	24,973	250,000
53	18	1,940	32,980	25,497	25,497	250,000
54	19	1,940	34,920	25,932	25,932	250,000
55	20	1,940	36,860	26,256	26,256	250,000
56	21	1,940	38,800	26,444	26,444	250,000
57	22	1,940	40,740	26,493	26,493	250,000
58	23	1,940	42,680	26,393	26,393	250,000
59	24	1,940	44,620	26,167	26,167	250,000
60	25	1,940	46,560	25,795	25,795	250,000
61	26	1,940	48,500	25,245	25,245	250,000
62	27	1,940	50,440	24,477	24,477	250,000
63	28	1,940	52,380	23,439	23,439	250,000
64	29	1,940	54,320	22,096	22,096	250,000
65	30	1,940	56,260	20,426	20,426	250,000
66	31	1,940	58,200	18,405	18,405	250,000
67	32	1,940	60,140	16,021	16,021	250,000
68	33	1,940	62,080	13,258	13,258	250,000
69	34	1,940	64,020	10,077	10,077	250,000
70	35	1,940	65,960	6,448	6,448	250,000
71	36	1,940	67,900	2,262	2,262	250,000

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Page 8 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value (End of Year)	Total Cash Value (End of Year)	Net Surrender Value (End of Year)	Death Benefit Proceeds (End of Year)
37	2	970	970	1,940	927	11,362	12,288	7,533	250,000
38	3	970	970	3,880	1,858	12,841	14,699	9,944	250,000
39	4	970	970	5,820	2,798	14,433	17,231	12,476	250,000
40	5	970	970	7,760	3,751	16,146	19,898	15,190	250,000
41	6	970	970	9,700	4,721	17,985	22,706	18,427	250,000
42	7	970	970	11,640	5,707	19,953	25,660	21,856	250,000
43	8	970	970	13,580	6,710	22,053	28,763	25,435	250,000
44	9	970	970	15,520	7,731	24,293	32,024	29,171	250,000
45	10	970	970	17,460	8,770	26,678	35,448	33,070	250,000
46	11	970	970	19,400	9,842	29,231	39,072	37,170	250,000
47	12	970	970	21,340	10,933	31,951	42,885	41,458	250,000
48	13	970	970	23,280	12,046	34,850	46,896	45,945	250,000
49	14	970	970	25,220	13,188	37,957	51,144	50,669	250,000
50	15	970	970	27,160	14,358	41,286	55,644	55,644	250,000
51	16	970	970	29,100	15,556	44,845	60,401	60,401	250,000
52	17	970	970	31,040	16,782	48,647	65,429	65,429	250,000
53	18	970	970	32,980	18,033	52,700	70,733	70,733	250,000
54	19	970	970	34,920	19,311	57,022	76,333	76,333	250,000
55	20	970	970	36,860	20,613	61,622	82,235	82,235	250,000
56	21	970	970	38,800	21,939	66,512	88,451	88,451	250,000
57	22	970	970	40,740	23,290	71,720	95,010	95,010	250,000
58	23	970	970	42,680	24,670	77,270	101,940	101,940	250,000
59	24	970	970	44,620	26,087	83,211	109,297	109,297	250,000
60	25	970	970	46,560	27,541	89,569	117,110	117,110	250,000
61	26	970	970	48,500	29,034	96,375	125,409	125,409	250,000
62	27	970	970	50,440	30,568	103,659	134,226	134,226	250,000
63	28	970	970	52,380	32,142	111,455	143,596	143,596	250,000
64	29	970	970	54,320	33,762	119,813	153,575	153,575	250,000
65	30	970	970	56,260	35,436	128,801	164,237	164,237	250,000
66	31	970	970	58,200	37,174	138,492	175,666	175,666	250,000
67	32	970	970	60,140	38,987	148,979	187,966	187,966	250,000
68	33	970	970	62,080	40,888	160,366	201,254	201,254	250,000
69	34	970	970	64,020	42,889	172,767	215,656	215,656	252,318
70	35	970	970	65,960	44,965	186,150	231,115	231,115	268,094
71	36	970	970	67,900	47,093	200,482	247,574	247,574	284,711

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May 2, 2011 3:27:07 PM
Page 9 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

						------------End of Year-----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	970	970	69,840	49,286	215,886	265,172	265,172	299,644
73	38	970	970	71,780	51,548	232,450	283,998	283,998	315,238
74	39	970	970	73,720	53,887	250,293	304,180	304,180	331,556
75	40	970	970	75,660	56,314	269,549	325,864	325,864	348,674
76	41	970	970	77,600	58,841	290,377	349,218	349,218	366,679
77	42	970	970	79,540	61,427	312,683	374,110	374,110	392,816
78	43	970	970	81,480	64,072	336,558	400,629	400,629	420,661
79	44	970	970	83,420	66,772	362,091	428,864	428,864	450,307
80	45	970	970	85,360	69,526	389,376	458,901	458,901	481,846
81	46	970	970	87,300	72,331	418,509	490,840	490,840	515,382
82	47	970	970	89,240	75,182	449,585	524,768	524,768	551,006
83	48	970	970	91,180	78,079	482,712	560,792	560,792	588,831
84	49	970	970	93,120	81,017	517,995	599,012	599,012	628,962
85	50	970	970	95,060	83,991	555,530	639,520	639,520	671,496
86	51	970	970	97,000	86,994	595,407	682,400	682,400	716,520
87	52	970	970	98,940	90,018	637,711	727,729	727,729	764,116
88	53	970	970	100,880	93,056	682,524	775,580	775,580	814,359
89	54	970	970	102,820	96,099	729,926	826,026	826,026	867,327
90	55	970	970	104,760	99,141	779,998	879,139	879,139	923,096
91	56	970	970	106,700	102,172	832,819	934,991	934,991	981,741
92	57	970	970	108,640	105,403	890,305	995,708	995,708	1,035,537
93	58	970	970	110,580	108,878	953,193	1,062,071	1,062,071	1,093,933
94	59	970	970	112,520	112,646	1,022,365	1,135,011	1,135,011	1,157,711
95	60	970	970	114,460	116,766	1,098,888	1,215,654	1,215,654	1,227,811
96	61	970	970	116,400	121,229	1,183,286	1,304,515	1,304,515	1,304,515
97	62	970	970	118,340	125,827	1,274,097	1,399,924	1,399,924	1,399,924
98	63	970	970	120,280	130,563	1,371,809	1,502,373	1,502,373	1,502,373
99	64	970	970	122,220	135,442	1,476,948	1,612,389	1,612,389	1,612,389
100	65	970	970	124,160	140,467	1,590,076	1,730,543	1,730,543	1,730,543

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Page 10 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger with 100% Allocation to Subaccounts

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Separate Account Rate (0.00% Gross; -0.90% Net) (a)
------------End of Year-----------

Age	End of Year	Cumulative Outlay	Additional Planned Premium(b)	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,166	6,411	250,000
38	3	1,940	3,880	12,293	7,538	250,000
39	4	1,940	5,820	13,374	8,619	250,000
40	5	1,940	7,760	14,411	9,704	250,000
41	6	1,940	9,700	15,404	11,125	250,000
42	7	1,940	11,640	16,348	12,544	250,000
43	8	1,940	13,580	17,235	13,907	250,000
44	9	1,940	15,520	18,065	15,212	250,000
45	10	1,940	17,460	18,830	16,453	250,000
46	11	1,940	19,400	19,555	17,653	250,000
47	12	1,940	21,340	20,215	18,788	250,000
48	13	1,940	23,280	20,806	19,855	250,000
49	14	1,940	25,220	21,353	20,878	250,000
50	15	1,940	27,160	21,853	21,853	250,000
51	16	1,940	29,100	22,291	22,291	250,000
52	17	1,940	31,040	22,660	22,660	250,000
53	18	1,940	32,980	22,938	22,938	250,000
54	19	1,940	34,920	23,122	23,122	250,000
55	20	1,940	36,860	23,189	23,189	250,000
56	21	1,940	38,800	23,114	23,114	250,000
57	22	1,940	40,740	22,897	22,897	250,000
58	23	1,940	42,680	22,531	22,531	250,000
59	24	1,940	44,620	22,038	22,038	250,000
60	25	1,940	46,560	21,402	21,402	250,000
61	26	1,940	48,500	20,591	20,591	250,000
62	27	1,940	50,440	19,566	19,566	250,000
63	28	1,940	52,380	18,278	18,278	250,000
64	29	1,940	54,320	16,694	16,694	250,000
65	30	1,940	56,260	14,795	14,795	250,000
66	31	1,940	58,200	12,562	12,562	250,000
67	32	1,940	60,140	9,986	9,986	250,000
68	33	1,940	62,080	7,057	7,057	250,000
69	34	1,940	64,020	3,738	3,738	250,000
70	35	1,940	65,960	6	6	250,000

This ledger assumes all net premiums are allocated to the Separate Account regardless of whether net premiums are allocated to the Fixed Account.

LD1039-2-05/11-IF
May 2, 2011 3:27:07 PM
Page 11 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

(a) The hypothetical gross rates of return are reduced by the weighted average of the annual management fees and expenses of all the subaccounts selected. The current mortality and expense risk charge is 1.50% in Policy years 1-15. We may reduce this charge to 0.75% in Policy years 16+ but we do not guarantee that we will do so. The guaranteed mortality and expense risk charge is 1.50% in all Policy years. An approximation of these charges is reflected in both the current and guaranteed charges ledgers.

The selected subaccount annual management fees and expenses used to determine the weighted average as of December 31, 2010 are:

Subaccount	Subaccount Allocation Percentage	Total Subaccount Management Fees and Expenses
Transamerica AEGON Active Asset Allocation - Conservative VP	0.00%	0.73%
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	0.00%	0.74%
Transamerica AEGON Active Asset Allocation - Moderate VP	0.00%	0.74%
Transamerica AEGON High Yield Bond VP	0.65%	0.73%
Transamerica AEGON Money Market VP	1.98%	0.40%
Transamerica AEGON U.S. Government Securities VP	0.43%	0.61%
Transamerica AllianceBernstein Dynamic Allocation VP	0.12%	1.05%
Transamerica Asset Allocation - Conservative VP	1.57%	0.85%
Transamerica Asset Allocation - Growth VP	9.38%	1.04%
Transamerica Asset Allocation - Moderate Growth VP	10.59%	0.95%
Transamerica Asset Allocation - Moderate VP	3.23%	0.90%
Transamerica BlackRock Global Allocation VP	0.00%	0.83%
Transamerica BlackRock Large Cap Value VP	2.07%	0.79%
Transamerica BlackRock Tactical Allocation VP	0.00%	0.93%
Transamerica Clarion Global Real Estate Securities VP	1.59%	0.90%
Transamerica Efficient Markets VP	0.01%	0.75%
Transamerica Foxhall Emerging Markets/Pacific RIM VP	0.57%	1.39%
Transamerica Foxhall Global Commodities & Hard Assets VP	0.34%	1.48%
Transamerica Foxhall Global Conservative VP	0.07%	1.21%
Transamerica Foxhall Global Growth VP	0.61%	1.37%
Transamerica Hanlon Balanced VP	0.38%	1.33%
Transamerica Hanlon Growth and Income VP	0.34%	1.34%
Transamerica Hanlon Growth VP	0.50%	1.34%
Transamerica Hanlon Managed Income VP	1.00%	1.24%
Transamerica Index 50 VP	0.01%	0.50%
Transamerica Index 75 VP	0.04%	0.46%
Transamerica International Moderate Growth VP	0.38%	1.05%
Transamerica Jennison Growth VP	0.37%	0.79%
Transamerica JPMorgan Core Bond VP	1.97%	0.57%
Transamerica JPMorgan Enhanced Index VP	0.07%	0.84%
Transamerica JPMorgan Tactical Allocation VP	2.10%	0.91%
Transamerica MFS International Equity VP	1.56%	1.05%
Transamerica Morgan Stanley Capital Growth VP	1.14%	0.90%
Transamerica Morgan Stanley Growth Opportunities VP	2.17%	0.87%
Transamerica Morgan Stanley Mid-Cap Growth VP	11.14%	0.90%
Transamerica Multi-Managed Balanced VP	4.10%	0.83%
Transamerica Multi Managed Large Cap Core VP	0.09%	0.84%
Transamerica PIMCO Total Return VP	1.08%	0.69%
Transamerica Systematic Small/Mid Cap Value VP	1.29%	0.86%
Transamerica T. Rowe Price Small Cap VP	0.98%	0.84%
Transamerica Third Avenue Value VP	2.65%	0.90%
Transamerica WMC Diversified Equity VP	7.66%	0.83%
Transamerica WMC Diversified Growth VP	21.52%	0.78%

LD1039-2-05/11-IF
May 2, 2011 3:27:07 PM
Page 12 of 16
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio
WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

ProFund VP Asia 30	0.22%	1.68%
ProFund VP Basic Materials	0.29%	1.68%
ProFund VP Bull	0.31%	1.68%
ProFund VP Consumer Services	0.03%	1.68%
ProFund VP Emerging Markets	0.67%	1.68%
ProFund VP Europe 30	0.01%	1.68%
ProFund VP Falling U.S. Dollar	0.02%	1.68%
ProFund VP Financials	0.07%	1.68%
ProFund VP International	0.27%	1.68%
ProFund VP Japan	0.01%	1.68%
ProFund VP Mid-Cap	0.10%	1.68%
ProFund VP Money Market	0.46%	1.35%
ProFund VP NASDAQ-100	0.13%	1.68%
ProFund VP Oil & Gas	0.19%	1.68%
ProFund VP Pharmaceuticals	0.02%	1.68%
ProFund VP Precious Metals	0.39%	1.68%
ProFund VP Short Emerging Markets	0.01%	1.68%
ProFund VP Short International	0.02%	1.68%
ProFund VP Short NASDAQ-100	0.02%	1.68%
ProFund VP Short Small-Cap	0.05%	1.68%
ProFund VP Small-Cap	0.04%	1.68%
ProFund VP Small-Cap Value	0.02%	1.68%
ProFund VP Telecommunications	0.01%	1.68%
ProFund VP U.S. Government Plus	0.12%	1.38%
ProFund VP UltraSmall-Cap	0.26%	1.68%
ProFund VP Utilities	0.05%	1.68%
Fidelity VIP Index 500 Portfolio	0.33%	0.35%
Access VP High Yield Fund	0.07%	1.68%
AllianceBernstein Balanced Wealth Strategy Portfolio	0.02%	0.93%
Franklin Templeton VIP Founding Funds Allocation Fund	0.02%	1.12%

(b) The Additional Planned Premium column does not include premiums paid up to the illustration date. The Additional Planned Premiums shown include any scheduled premiums obtained through information you provided for the illustration. All illustrated values and benefits are shown as of the end of each Policy Year. Values and premiums are rounded to the nearest dollar.

This Illustration assumes all net premiums (premiums, less any premium expense charges) are allocated among the Fixed Account and/or the variable subaccounts of the Separate Account. Cash values are illustrated after Monthly Deductions, as noted below. The Net Surrender Value illustrated is the Cash Value, less any applicable surrender charges and loans.

The current charges illustration reflects current charges, and the guaranteed charges illustration reflects guaranteed charges. These charges are:

- A mortality and expense risk charge assessed against each subaccount:
  - Current:
    - 1.50% in Policy years 1-15
    - 0.75% thereafter
  - Guaranteed:
    - 1.50% in all Policy years

- The current and guaranteed premium expense charge (on all premium payments):
  - Policies with a specified amount of less than $250,000:
    - 6.00% in Policy years 1 - 10

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Western Reserve Life Assurance Co. of Ohio
WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

        - 2.50% thereafter
    - Policies with a specified amount of $250,000 - $499,999:
        - 4.00% in Policy years 1 - 10
        - 2.50% thereafter
    - There is no premium expense charge for policies with a specified amount of $500,000+

- Monthly Deductions for:
    - The cost of insurance
    - The monthly Policy charge in all Policy years:
        - Current:
            - $10.00 per month
        - Guaranteed:
            - $12.00 per month
    - Any riders illustrated.

- A pro rata charge upon a decrease in the Specified Amount during the first 15 Policy years and during the first 15 years after any increase, on the effective date of the decrease.

- A surrender charge per $1,000 of specified amount is applied to a full surrender in the first 15 Policy years and 15 years from the date of any specified amount increase.

The current interest rate for net premiums applied to the Fixed Account after 9/1/10 is 3.50% and is subject to change. The previous rate of 4.10% applies to existing cash value in the Fixed Account until the next anniversary of each premium. The guaranteed minimum interest rate is 3.00%.

Based on actual premium payments, the Minimum No Lapse Guarantee is no longer in effect. Without the payment of additional premiums, the policy may lapse in the years shown based primarily on activities illustrated and the following assumptions:

- At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 37.

(c) **Rider(s) Illustrated:** None

At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 37.

Actual rates of return may be more or less than those shown, and will depend upon a number of factors, including the actual premiums paid by the Policy Owner and the actual investment returns of the subaccounts selected. This illustration uses hypothetical rates of return over all years for the Separate Account. No representations are made by Western Reserve Life or the Funds, that the hypothetical rates of return can be achieved during any one year or sustained over any period of time.

Information regarding a Modified Endowment Contract:

Amounts withdrawn or borrowed from a Modified Endowment Contract ("MEC"), or the pledge of a MEC, prior to the death of the Insured will be taxable to the extent of any gain in the contract. In addition, if the owner is not yet 59½ or if the owner is not an individual (such as a trust, for example), the taxable amounts may be subject to a 10% penalty tax. Under the Federal Income Tax Law, a life insurance contract becomes a MEC when actual premiums paid exceed a specified 7-Pay premium limit applicable initially for the first seven policy years and may also become a MEC when there are certain changes to policy benefits. New 7-Pay premium limits for succeeding seven-year periods may be established for the policy as a result of certain changes in policy terms or benefits. All MECs issued by Western Reserve Life and its affiliates to the same owner during any calendar year will be treated as one MEC. If there is an IRC Section 1035 Exchange of a life insurance contract that is not a MEC for another life insurance contract, a certain portion of the cash value exchanged will apply annually towards the annual 7-Pay premium limit of the new policy in determining whether the new contract is a MEC. If the original policy was a MEC, the new policy received in exchange will also be a MEC. You

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Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

should consult with and rely on your qualified tax advisor as to the implications of any withdrawal, loan, surrender, pledge, exchange or collateral assignment of a life insurance policy.

Based on the premium payments and activities illustrated, this policy will not become a Modified Endowment Contract ("MEC").

Target: Used for administrative purposes.

Guideline Premium Test: Under the Federal Income Tax Law, the Guideline Level Premium (**GL Annual**) is the maximum level annual Premium that can be paid into the policy on an annual basis and still have it qualify as a life insurance contract. The Guideline Single Premium (**GL Single**) is the maximum single Premium that can be paid into the policy at issue and still have it qualify as a life insurance contract. Premiums paid into the policy at any date can never exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Premiums to such date. Guideline premium limits for the policy may change as a result of changes in policy terms or benefits.

To ensure compliance with federal income tax law, Western Reserve Life will monitor the level of death benefit and premiums, and reserves the right to adjust the death benefit and limit or refund any amount of premium, to preserve the qualification of the policy as a life insurance contract for federal income tax purposes.

Western Reserve Life and its agents cannot give tax, legal or accounting advice. Please consult your attorney, accountant or personal tax advisor. For information about the taxation of life insurance policies, please refer to the prospectus.

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Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Policy Summary

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Coverage	Amount	Issue Date	Mature Date	Issue Age	Curr Age	Gender	Risk Class	Table Rating	Flat Extra	Flat Extra Expire Date
Base	$250,000.00	05/02/2011	05/02/2076	35	36	Male	Ult Select	None	$0.00	05/02/2011

Rider(s) Illustrated: None

		This column shows current policy data as of the date of the illustration.	**This column shows policy data assuming potential changes and as illustrated in the preceding ledgers.**
DEFRA/TAMRA/MAP Guidelines	Guideline Annual Premium	$10,000.00	$10,000.00
	Guideline Single Premium	$100,000.00	$100,000.00
	Additional DEFRA Allowable	$100,000.00	$100,000.00
	7-Pay Premium	$15,000.00	$15,000.00
	Additional TAMRA Allowable	$30,000.00	$30,000.00
	Target Premium	$2,000.00	$2,000.00
	Minimum Annual Premium (MAP)	$2,000.00	$2,000.00
	MAP Accumulation	$4,000.00	$4,000.00
Policy Values and Benefits	Death Benefit without Riders	$250,000.00	$250,000.00
	Net Amount at Risk	$239,384.95	$239,384.95
	Cash Value	$10,000.00	$10,000.00
	Surrender Charge	$4,755.00	$4,755.00
	Cash Surrender Value	$5,245.00	$5,245.00
	Cost Basis	$0.00	$0.00
	Gain/Loss	$10,000.00	$10,000.00
	Loan Payoff	$0.00	$0.00
	Total Withdrawals	$0.00	$0.00
	Dump-In Premium	N/A	$0.00
	Gross Transfer	$0.00	$0.00
	Net Transfer	$0.00	$0.00

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APPENDIX A

Hypothetical In Force Illustration

Western Reserve Life Assurance Co. of Ohio
Home Office: Columbus, Ohio
Distributor: Transamerica Capital, Inc., Member FINRA

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration

Policy Form VL22

Designed for
Policy Owner

Policy Number
0123456789

Registered Representative
Agent Name

Illustration as of: May 2, 2012

This hypothetical illustration shows how the selected death benefit option, specified amount, cost of insurance rates, hypothetical rates of return, withdrawals and loans affect death benefit levels, cash and surrender values. This illustration may reflect subaccounts you are considering which may have higher or lower expenses than the subaccounts you currently have.

This is an illustration only and not an offer, contract, prediction or projection of future investment results or policy performance. Coverage is subject to the terms and conditions of the policy. This illustration is not valid without all 17 pages.

Depending on the state of issue, your Policy may be an individual Policy or a certificate issued under a group Policy. The Policy is subject to the insurance laws and regulations of each state or jurisdiction in which it is available for distribution. All state specific Policy features will be described in your Policy.

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Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Current Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,693	12,693	250,000
38	3	1,940	3,880	15,524	15,524	250,000
39	4	1,940	5,820	18,508	18,508	250,000
40	5	1,940	7,760	21,654	21,654	250,000
41	6	1,940	9,700	24,976	24,976	250,000
42	7	1,940	11,640	28,483	28,483	250,000
43	8	1,940	13,580	32,185	32,185	250,000
44	9	1,940	15,520	36,092	36,092	250,000
45	10	1,940	17,460	40,213	40,213	250,000
46	11	1,940	19,400	44,570	44,570	250,000
47	12	1,940	21,340	49,180	49,180	250,000
48	13	1,940	23,280	54,056	54,056	250,000
49	14	1,940	25,220	59,208	59,208	250,000
50	15	1,940	27,160	64,640	64,640	250,000
51	16	1,940	29,100	70,951	70,951	250,000
52	17	1,940	31,040	77,684	77,684	250,000
53	18	1,940	32,980	84,873	84,873	250,000
54	19	1,940	34,920	92,569	92,569	250,000
55	20	1,940	36,860	100,816	100,816	250,000
56	21	1,940	38,800	109,652	109,652	250,000
57	22	1,940	40,740	119,141	119,141	250,000
58	23	1,940	42,680	129,348	129,348	250,000
59	24	1,940	44,620	140,364	140,364	250,000
60	25	1,940	46,560	152,266	152,266	250,000
61	26	1,940	48,500	165,140	165,140	250,000
62	27	1,940	50,440	179,085	179,085	250,000
63	28	1,940	52,380	194,215	194,215	250,000
64	29	1,940	54,320	210,638	210,638	261,192
65	30	1,940	56,260	228,359	228,359	278,598
66	31	1,940	58,200	247,500	247,500	297,000
67	32	1,940	60,140	268,151	268,151	319,100
68	33	1,940	62,080	290,442	290,442	342,721
69	34	1,940	64,020	314,515	314,515	367,983
70	35	1,940	65,960	340,528	340,528	395,013
71	36	1,940	67,900	368,649	368,649	423,947

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Fixed Value Interest Rate (3.50%) Separate Account Rate (10.00% Gross; 9.10% Net) (a)		
				End of Year		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	399,097	399,097	450,979
73	38	1,940	71,780	432,090	432,090	479,619
74	39	1,940	73,720	467,874	467,874	509,982
75	40	1,940	75,660	506,723	506,723	542,194
76	41	1,940	77,600	548,948	548,948	576,395
77	42	1,940	79,540	594,611	594,611	624,342
78	43	1,940	81,480	643,994	643,994	676,194
79	44	1,940	83,420	697,402	697,402	732,272
80	45	1,940	85,360	755,165	755,165	792,923
81	46	1,940	87,300	817,641	817,641	858,523
82	47	1,940	89,240	885,191	885,191	929,450
83	48	1,940	91,180	958,223	958,223	1,006,134
84	49	1,940	93,120	1,037,173	1,037,173	1,089,032
85	50	1,940	95,060	1,122,511	1,122,511	1,178,637
86	51	1,940	97,000	1,214,740	1,214,740	1,275,477
87	52	1,940	98,940	1,314,349	1,314,349	1,380,066
88	53	1,940	100,880	1,421,918	1,421,918	1,493,014
89	54	1,940	102,820	1,538,055	1,538,055	1,614,958
90	55	1,940	104,760	1,663,476	1,663,476	1,746,650
91	56	1,940	106,700	1,798,994	1,798,994	1,888,943
92	57	1,940	108,640	1,946,769	1,946,769	2,024,640
93	58	1,940	110,580	2,108,122	2,108,122	2,171,365
94	59	1,940	112,520	2,284,474	2,284,474	2,330,164
95	60	1,940	114,460	2,477,530	2,477,530	2,502,306
96	61	1,940	116,400	2,688,787	2,688,787	2,688,787
97	62	1,940	118,340	2,918,271	2,918,271	2,918,271
98	63	1,940	120,280	3,167,576	3,167,576	3,167,576
99	64	1,940	122,220	3,438,431	3,438,431	3,438,431
100	65	1,940	124,160	3,732,720	3,732,720	3,732,720

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life
Insurance In Force Illustration
Current Charges Detail Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

					-----------End of Year----------				
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	970	970	1,940	995	11,698	12,693	12,693	250,000
38	3	970	970	3,880	2,016	13,508	15,524	15,524	250,000
39	4	970	970	5,820	3,064	15,444	18,508	18,508	250,000
40	5	970	970	7,760	4,140	17,514	21,654	21,654	250,000
41	6	970	970	9,700	5,247	19,730	24,976	24,976	250,000
42	7	970	970	11,640	6,384	22,099	28,483	28,483	250,000
43	8	970	970	13,580	7,553	24,632	32,185	32,185	250,000
44	9	970	970	15,520	8,754	27,338	36,092	36,092	250,000
45	10	970	970	17,460	9,988	30,225	40,213	40,213	250,000
46	11	970	970	19,400	11,256	33,314	44,570	44,570	250,000
47	12	970	970	21,340	12,561	36,619	49,180	49,180	250,000
48	13	970	970	23,280	13,903	40,152	54,056	54,056	250,000
49	14	970	970	25,220	15,282	43,926	59,208	59,208	250,000
50	15	970	970	27,160	16,695	47,946	64,640	64,640	250,000
51	16	970	970	29,100	18,142	52,809	70,951	70,951	250,000
52	17	970	970	31,040	19,627	58,057	77,684	77,684	250,000
53	18	970	970	32,980	21,152	63,721	84,873	84,873	250,000
54	19	970	970	34,920	22,722	69,848	92,569	92,569	250,000
55	20	970	970	36,860	24,339	76,477	100,816	100,816	250,000
56	21	970	970	38,800	26,004	83,648	109,652	109,652	250,000
57	22	970	970	40,740	27,722	91,419	119,141	119,141	250,000
58	23	970	970	42,680	29,499	99,849	129,348	129,348	250,000
59	24	970	970	44,620	31,342	109,021	140,364	140,364	250,000
60	25	970	970	46,560	33,258	119,008	152,266	152,266	250,000
61	26	970	970	48,500	35,251	129,889	165,140	165,140	250,000
62	27	970	970	50,440	37,326	141,758	179,085	179,085	250,000
63	28	970	970	52,380	39,492	154,723	194,215	194,215	250,000
64	29	970	970	54,320	41,753	168,885	210,638	210,638	261,192
65	30	970	970	56,260	44,091	184,268	228,359	228,359	278,598
66	31	970	970	58,200	46,511	200,989	247,500	247,500	297,000
67	32	970	970	60,140	49,010	219,141	268,151	268,151	319,100
68	33	970	970	62,080	51,593	238,848	290,442	290,442	342,721
69	34	970	970	64,020	54,263	260,252	314,515	314,515	367,983
70	35	970	970	65,960	57,025	283,504	340,528	340,528	395,013
71	36	970	970	67,900	59,881	308,768	368,649	368,649	423,947

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Current Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.50%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	970	970	69,840	62,843	336,254	399,097	399,097	450,979
73	38	970	970	71,780	65,915	366,174	432,090	432,090	479,619
74	39	970	970	73,720	69,107	398,766	467,874	467,874	509,982
75	40	970	970	75,660	72,427	434,296	506,723	506,723	542,194
76	41	970	970	77,600	75,885	473,063	548,948	548,948	576,395
77	42	970	970	79,540	79,454	515,157	594,611	594,611	624,342
78	43	970	970	81,480	83,137	560,857	643,994	643,994	676,194
79	44	970	970	83,420	86,936	610,466	697,402	697,402	732,272
80	45	970	970	85,360	90,856	664,310	755,165	755,165	792,923
81	46	970	970	87,300	94,898	722,743	817,641	817,641	858,523
82	47	970	970	89,240	99,063	786,128	885,191	885,191	929,450
83	48	970	970	91,180	103,354	854,870	958,223	958,223	1,006,134
84	49	970	970	93,120	107,772	929,401	1,037,173	1,037,173	1,089,032
85	50	970	970	95,060	112,320	1,010,191	1,122,511	1,122,511	1,178,637
86	51	970	970	97,000	116,999	1,097,741	1,214,740	1,214,740	1,275,477
87	52	970	970	98,940	121,806	1,192,542	1,314,349	1,314,349	1,380,066
88	53	970	970	100,880	126,744	1,295,174	1,421,918	1,421,918	1,493,014
89	54	970	970	102,820	131,813	1,406,242	1,538,055	1,538,055	1,614,958
90	55	970	970	104,760	137,018	1,526,458	1,663,476	1,663,476	1,746,650
91	56	970	970	106,700	142,370	1,656,624	1,798,994	1,798,994	1,888,943
92	57	970	970	108,640	147,973	1,798,796	1,946,769	1,946,769	2,024,640
93	58	970	970	110,580	153,851	1,954,271	2,108,122	2,108,122	2,171,365
94	59	970	970	112,520	160,025	2,124,449	2,284,474	2,284,474	2,330,164
95	60	970	970	114,460	166,525	2,311,005	2,477,530	2,477,530	2,502,306
96	61	970	970	116,400	173,357	2,515,429	2,688,787	2,688,787	2,688,787
97	62	970	970	118,340	180,429	2,737,842	2,918,271	2,918,271	2,918,271
98	63	970	970	120,280	187,748	2,979,828	3,167,576	3,167,576	3,167,576
99	64	970	970	122,220	195,323	3,243,108	3,438,431	3,438,431	3,438,431
100	65	970	970	124,160	203,164	3,529,557	3,732,720	3,732,720	3,732,720

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Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

			Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.10% Net) (a)			
			------------End of Year----------			
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	12,520	12,520	250,000
38	3	1,940	3,880	15,177	15,177	250,000
39	4	1,940	5,820	17,973	17,973	250,000
40	5	1,940	7,760	20,920	20,920	250,000
41	6	1,940	9,700	24,027	24,027	250,000
42	7	1,940	11,640	27,299	27,299	250,000
43	8	1,940	13,580	30,743	30,743	250,000
44	9	1,940	15,520	34,366	34,366	250,000
45	10	1,940	17,460	38,177	38,177	250,000
46	11	1,940	19,400	42,184	42,184	250,000
47	12	1,940	21,340	46,406	46,406	250,000
48	13	1,940	23,280	50,856	50,856	250,000
49	14	1,940	25,220	55,575	55,575	250,000
50	15	1,940	27,160	60,578	60,578	250,000
51	16	1,940	29,100	65,875	65,875	250,000
52	17	1,940	31,040	71,483	71,483	250,000
53	18	1,940	32,980	77,410	77,410	250,000
54	19	1,940	34,920	83,681	83,681	250,000
55	20	1,940	36,860	90,308	90,308	250,000
56	21	1,940	38,800	97,306	97,306	250,000
57	22	1,940	40,740	104,712	104,712	250,000
58	23	1,940	42,680	112,561	112,561	250,000
59	24	1,940	44,620	120,912	120,912	250,000
60	25	1,940	46,560	129,806	129,806	250,000
61	26	1,940	48,500	139,281	139,281	250,000
62	27	1,940	50,440	149,381	149,381	250,000
63	28	1,940	52,380	160,158	160,158	250,000
64	29	1,940	54,320	171,684	171,684	250,000
65	30	1,940	56,260	184,050	184,050	250,000
66	31	1,940	58,200	197,362	197,362	250,000
67	32	1,940	60,140	211,743	211,743	251,974
68	33	1,940	62,080	227,160	227,160	268,048
69	34	1,940	64,020	243,572	243,572	284,980
70	35	1,940	65,960	261,053	261,053	302,822
71	36	1,940	67,900	279,670	279,670	321,621

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 6 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

				Hypothetical Rates Fixed Value Interest Rate (3.00%) Separate Account Rate (10.00% Gross; 9.10% Net) (a)		
				------------End of Year----------		
Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	299,579	299,579	338,525
73	38	1,940	71,780	320,884	320,884	356,181
74	39	1,940	73,720	343,728	343,728	374,663
75	40	1,940	75,660	368,278	368,278	394,057
76	41	1,940	77,600	394,723	394,723	414,460
77	42	1,940	79,540	422,918	422,918	444,064
78	43	1,940	81,480	452,961	452,961	475,610
79	44	1,940	83,420	484,955	484,955	509,202
80	45	1,940	85,360	518,999	518,999	544,949
81	46	1,940	87,300	555,204	555,204	582,965
82	47	1,940	89,240	593,673	593,673	623,357
83	48	1,940	91,180	634,527	634,527	666,253
84	49	1,940	93,120	677,879	677,879	711,773
85	50	1,940	95,060	723,836	723,836	760,027
86	51	1,940	97,000	772,492	772,492	811,116
87	52	1,940	98,940	823,936	823,936	865,132
88	53	1,940	100,880	878,252	878,252	922,164
89	54	1,940	102,820	935,523	935,523	982,299
90	55	1,940	104,760	995,832	995,832	1,045,624
91	56	1,940	106,700	1,059,262	1,059,262	1,112,225
92	57	1,940	108,640	1,128,223	1,128,223	1,173,352
93	58	1,940	110,580	1,203,600	1,203,600	1,239,708
94	59	1,940	112,520	1,286,452	1,286,452	1,312,181
95	60	1,940	114,460	1,378,060	1,378,060	1,391,841
96	61	1,940	116,400	1,479,008	1,479,008	1,479,008
97	62	1,940	118,340	1,587,407	1,587,407	1,587,407
98	63	1,940	120,280	1,703,817	1,703,817	1,703,817
99	64	1,940	122,220	1,828,840	1,828,840	1,828,840
100	65	1,940	124,160	1,963,123	1,963,123	1,963,123

LD1039A-2-05/11-IF
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Page 7 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.90% Net) (a)
------------End of Year-----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,407	11,407	250,000
38	3	1,940	3,880	12,792	12,792	250,000
39	4	1,940	5,820	14,147	14,147	250,000
40	5	1,940	7,760	15,474	15,474	250,000
41	6	1,940	9,700	16,772	16,772	250,000
42	7	1,940	11,640	18,034	18,034	250,000
43	8	1,940	13,580	19,255	19,255	250,000
44	9	1,940	15,520	20,429	20,429	250,000
45	10	1,940	17,460	21,552	21,552	250,000
46	11	1,940	19,400	22,618	22,618	250,000
47	12	1,940	21,340	23,630	23,630	250,000
48	13	1,940	23,280	24,584	24,584	250,000
49	14	1,940	25,220	25,504	25,504	250,000
50	15	1,940	27,160	26,386	26,386	250,000
51	16	1,940	29,100	27,215	27,215	250,000
52	17	1,940	31,040	27,982	27,982	250,000
53	18	1,940	32,980	28,668	28,668	250,000
54	19	1,940	34,920	29,266	29,266	250,000
55	20	1,940	36,860	29,754	29,754	250,000
56	21	1,940	38,800	30,106	30,106	250,000
57	22	1,940	40,740	30,322	30,322	250,000
58	23	1,940	42,680	30,392	30,392	250,000
59	24	1,940	44,620	30,338	30,338	250,000
60	25	1,940	46,560	30,140	30,140	250,000
61	26	1,940	48,500	29,769	29,769	250,000
62	27	1,940	50,440	29,184	29,184	250,000
63	28	1,940	52,380	28,336	28,336	250,000
64	29	1,940	54,320	27,190	27,190	250,000
65	30	1,940	56,260	25,726	25,726	250,000
66	31	1,940	58,200	23,920	23,920	250,000
67	32	1,940	60,140	21,761	21,761	250,000
68	33	1,940	62,080	19,235	19,235	250,000
69	34	1,940	64,020	16,303	16,303	250,000
70	35	1,940	65,960	12,937	12,937	250,000
71	36	1,940	67,900	9,031	9,031	250,000

LD1039A-2-05/11-IF
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Page 8 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (0.00%)
Separate Account Rate (0.00% Gross; -0.90% Net) (a)
------------End of Year----------

Age	End of Year	Additional Planned Premium(b)	Cumulative Outlay	Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	1,940	69,840	4,501	4,501	250,000

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 9 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)

						------------End of Year----------			
Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	970	970	1,940	977	11,543	12,520	12,520	250,000
38	3	970	970	3,880	1,968	13,209	15,177	15,177	250,000
39	4	970	970	5,820	2,975	14,998	17,973	17,973	250,000
40	5	970	970	7,760	4,001	16,919	20,920	20,920	250,000
41	6	970	970	9,700	5,048	18,979	24,027	24,027	250,000
42	7	970	970	11,640	6,117	21,182	27,299	27,299	250,000
43	8	970	970	13,580	7,208	23,535	30,743	30,743	250,000
44	9	970	970	15,520	8,320	26,045	34,366	34,366	250,000
45	10	970	970	17,460	9,455	28,722	38,177	38,177	250,000
46	11	970	970	19,400	10,612	31,572	42,184	42,184	250,000
47	12	970	970	21,340	11,792	34,614	46,406	46,406	250,000
48	13	970	970	23,280	12,998	37,859	50,856	50,856	250,000
49	14	970	970	25,220	14,235	41,339	55,575	55,575	250,000
50	15	970	970	27,160	15,506	45,072	60,578	60,578	250,000
51	16	970	970	29,100	16,808	49,067	65,875	65,875	250,000
52	17	970	970	31,040	18,141	53,341	71,483	71,483	250,000
53	18	970	970	32,980	19,505	57,905	77,410	77,410	250,000
54	19	970	970	34,920	20,900	62,781	83,681	83,681	250,000
55	20	970	970	36,860	22,325	67,983	90,308	90,308	250,000
56	21	970	970	38,800	23,779	73,527	97,306	97,306	250,000
57	22	970	970	40,740	25,265	79,447	104,712	104,712	250,000
58	23	970	970	42,680	26,786	85,775	112,561	112,561	250,000
59	24	970	970	44,620	28,351	92,561	120,912	120,912	250,000
60	25	970	970	46,560	29,962	99,844	129,806	129,806	250,000
61	26	970	970	48,500	31,621	107,660	139,281	139,281	250,000
62	27	970	970	50,440	33,329	116,052	149,381	149,381	250,000
63	28	970	970	52,380	35,090	125,068	160,158	160,158	250,000
64	29	970	970	54,320	36,911	134,773	171,684	171,684	250,000
65	30	970	970	56,260	38,801	145,249	184,050	184,050	250,000
66	31	970	970	58,200	40,771	156,590	197,362	197,362	250,000
67	32	970	970	60,140	42,835	168,908	211,743	211,743	251,974
68	33	970	970	62,080	44,971	182,189	227,160	227,160	268,048
69	34	970	970	64,020	47,159	196,413	243,572	243,572	284,980
70	35	970	970	65,960	49,402	211,651	261,053	261,053	302,822
71	36	970	970	67,900	51,700	227,971	279,670	279,670	321,621

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 10 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Guaranteed Charges Detail Ledger

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Hypothetical Rates
Fixed Value Interest Rate (3.00%)
Separate Account Rate (10.00% Gross; 9.10% Net) (a)
------------End of Year----------

Age	End of Year	Additional Fixed Planned Premium(b)	Additional Separate Account Planned Premium(b)	Cumulative Outlay	Fixed Value	Separate Account Value	Total Cash Value	Net Surrender Value	Death Benefit Proceeds
72	37	970	970	69,840	54,067	245,512	299,579	299,579	338,525
73	38	970	970	71,780	56,509	264,375	320,884	320,884	356,181
74	39	970	970	73,720	59,034	284,694	343,728	343,728	374,663
75	40	970	970	75,660	61,653	306,624	368,278	368,278	394,057
76	41	970	970	77,600	64,380	330,344	394,723	394,723	414,460
77	42	970	970	79,540	67,170	355,748	422,918	422,918	444,064
78	43	970	970	81,480	70,021	382,940	452,961	452,961	475,610
79	44	970	970	83,420	72,933	412,022	484,955	484,955	509,202
80	45	970	970	85,360	75,900	443,098	518,999	518,999	544,949
81	46	970	970	87,300	78,922	476,282	555,204	555,204	582,965
82	47	970	970	89,240	81,994	511,680	593,673	593,673	623,357
83	48	970	970	91,180	85,112	549,414	634,527	634,527	666,253
84	49	970	970	93,120	88,274	589,605	677,879	677,879	711,773
85	50	970	970	95,060	91,474	632,362	723,836	723,836	760,027
86	51	970	970	97,000	94,703	677,788	772,492	772,492	811,116
87	52	970	970	98,940	97,955	725,981	823,936	823,936	865,132
88	53	970	970	100,880	101,220	777,032	878,252	878,252	922,164
89	54	970	970	102,820	104,489	831,034	935,523	935,523	982,299
90	55	970	970	104,760	107,754	888,078	995,832	995,832	1,045,624
91	56	970	970	106,700	111,007	948,255	1,059,262	1,059,262	1,112,225
92	57	970	970	108,640	114,476	1,013,746	1,128,223	1,128,223	1,173,352
93	58	970	970	110,580	118,208	1,085,392	1,203,600	1,203,600	1,239,708
94	59	970	970	112,520	122,257	1,164,195	1,286,452	1,286,452	1,312,181
95	60	970	970	114,460	126,686	1,251,374	1,378,060	1,378,060	1,391,841
96	61	970	970	116,400	131,486	1,347,522	1,479,008	1,479,008	1,479,008
97	62	970	970	118,340	136,430	1,450,977	1,587,407	1,587,407	1,587,407
98	63	970	970	120,280	141,522	1,562,295	1,703,817	1,703,817	1,703,817
99	64	970	970	122,220	146,767	1,682,073	1,828,840	1,828,840	1,828,840
100	65	970	970	124,160	152,169	1,810,954	1,963,123	1,963,123	1,963,123

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 11 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Guaranteed Charges Ledger with 100% Allocation to Subaccounts

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Age	End of Year	Cumulative Outlay	Additional Planned Premium(b)	Hypothetical Rates Separate Account Rate (0.00% Gross; -0.90% Net) (a) ---End of Year--- Cash Value	Net Surrender Value	Death Benefit Proceeds
37	2	1,940	1,940	11,384	11,384	250,000
38	3	1,940	3,880	12,724	12,724	250,000
39	4	1,940	5,820	14,013	14,013	250,000
40	5	1,940	7,760	15,254	15,254	250,000
41	6	1,940	9,700	16,446	16,446	250,000
42	7	1,940	11,640	17,584	17,584	250,000
43	8	1,940	13,580	18,662	18,662	250,000
44	9	1,940	15,520	19,678	19,678	250,000
45	10	1,940	17,460	20,626	20,626	250,000
46	11	1,940	19,400	21,502	21,502	250,000
47	12	1,940	21,340	22,309	22,309	250,000
48	13	1,940	23,280	23,046	23,046	250,000
49	14	1,940	25,220	23,736	23,736	250,000
50	15	1,940	27,160	24,375	24,375	250,000
51	16	1,940	29,100	24,951	24,951	250,000
52	17	1,940	31,040	25,455	25,455	250,000
53	18	1,940	32,980	25,867	25,867	250,000
54	19	1,940	34,920	26,183	26,183	250,000
55	20	1,940	36,860	26,381	26,381	250,000
56	21	1,940	38,800	26,436	26,436	250,000
57	22	1,940	40,740	26,350	26,350	250,000
58	23	1,940	42,680	26,114	26,114	250,000
59	24	1,940	44,620	25,752	25,752	250,000
60	25	1,940	46,560	25,246	25,246	250,000
61	26	1,940	48,500	24,567	24,567	250,000
62	27	1,940	50,440	23,676	23,676	250,000
63	28	1,940	52,380	22,525	22,525	250,000
64	29	1,940	54,320	21,082	21,082	250,000
65	30	1,940	56,260	19,329	19,329	250,000
66	31	1,940	58,200	17,248	17,248	250,000
67	32	1,940	60,140	14,829	14,829	250,000
68	33	1,940	62,080	12,064	12,064	250,000
69	34	1,940	64,020	8,916	8,916	250,000
70	35	1,940	65,960	5,364	5,364	250,000
71	36	1,940	67,900	1,305	1,305	250,000

This ledger assumes all net premiums are allocated to the Separate Account regardless of whether net premiums are allocated to the Fixed Account.

LD1039A-2-05/11-IF
May 2, 2011 3:35:34 PM
Page 12 of 17
Issue State: FL
Version: 07.00.35.1090.4054 TCFMDIFS

Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration
Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

(a) The hypothetical gross rates of return are reduced by the weighted average of the annual management fees and expenses of all the subaccounts selected. The current mortality and expense risk charge is 1.50% in Policy years 1-15. We may reduce this charge to 0.30% in Policy years 16+ but we do not guarantee that we will do so. The guaranteed mortality and expense risk charge is 1.50% in all Policy years. An approximation of these charges is reflected in both the current and guaranteed charges ledgers.

The selected subaccount annual management fees and expenses used to determine the weighted average as of December 31, 2010 are:

Subaccount	Subaccount Allocation Percentage	Total Subaccount Management Fees and Expenses
Transamerica AEGON Active Asset Allocation - Conservative VP	0.00%	0.73%
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	0.00%	0.74%
Transamerica AEGON Active Asset Allocation - Moderate VP	0.00%	0.74%
Transamerica AEGON High Yield Bond VP	0.65%	0.73%
Transamerica AEGON Money Market VP	1.98%	0.40%
Transamerica AEGON U.S. Government Securities VP	0.43%	0.61%
Transamerica AllianceBernstein Dynamic Allocation VP	0.12%	1.05%
Transamerica Asset Allocation - Conservative VP	1.57%	0.85%
Transamerica Asset Allocation - Growth VP	9.38%	1.04%
Transamerica Asset Allocation - Moderate Growth VP	10.59%	0.95%
Transamerica Asset Allocation - Moderate VP	3.23%	0.90%
Transamerica BlackRock Global Allocation VP	0.00%	0.83%
Transamerica BlackRock Large Cap Value VP	2.07%	0.79%
Transamerica BlackRock Tactical Allocation VP	0.00%	0.93%
Transamerica Clarion Global Real Estate Securities VP	1.59%	0.90%
Transamerica Efficient Markets VP	0.01%	0.75%
Transamerica Foxhall Emerging Markets/Pacific RIM VP	0.57%	1.39%
Transamerica Foxhall Global Commodities & Hard Assets VP	0.34%	1.48%
Transamerica Foxhall Global Conservative VP	0.07%	1.21%
Transamerica Foxhall Global Growth VP	0.61%	1.37%
Transamerica Hanlon Balanced VP	0.38%	1.33%
Transamerica Hanlon Growth and Income VP	0.34%	1.34%
Transamerica Hanlon Growth VP	0.50%	1.34%
Transamerica Hanlon Managed Income VP	1.00%	1.24%
Transamerica Index 50 VP	0.01%	0.50%
Transamerica Index 75 VP	0.04%	0.46%
Transamerica International Moderate Growth VP	0.38%	1.05%
Transamerica Jennison Growth VP	0.37%	0.79%
Transamerica JPMorgan Core Bond VP	1.97%	0.57%
Transamerica JPMorgan Enhanced Index VP	0.07%	0.84%
Transamerica JPMorgan Tactical Allocation VP	2.10%	0.91%
Transamerica MFS International Equity VP	1.56%	1.05%
Transamerica Morgan Stanley Capital Growth VP	1.14%	0.90%
Transamerica Morgan Stanley Growth Opportunities VP	2.17%	0.87%
Transamerica Morgan Stanley Mid-Cap Growth VP	11.14%	0.90%
Transamerica Multi-Managed Balanced VP	4.10%	0.83%
Transamerica Multi Managed Large Cap Core VP	0.09%	0.84%
Transamerica PIMCO Total Return VP	1.08%	0.69%
Transamerica Systematic Small/Mid Cap Value VP	1.29%	0.86%
Transamerica T. Rowe Price Small Cap VP	0.98%	0.84%
Transamerica Third Avenue Value VP	2.65%	0.90%
Transamerica WMC Diversified Equity VP	7.66%	0.83%
Transamerica WMC Diversified Growth VP	21.52%	0.78%

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

ProFund VP Asia 30	0.22%	1.68%
ProFund VP Basic Materials	0.29%	1.68%
ProFund VP Bull	0.31%	1.68%
ProFund VP Consumer Services	0.03%	1.68%
ProFund VP Emerging Markets	0.67%	1.68%
ProFund VP Europe 30	0.01%	1.68%
ProFund VP Falling U.S. Dollar	0.02%	1.68%
ProFund VP Financials	0.07%	1.68%
ProFund VP International	0.27%	1.68%
ProFund VP Japan	0.01%	1.68%
ProFund VP Mid-Cap	0.10%	1.68%
ProFund VP Money Market	0.46%	1.35%
ProFund VP NASDAQ-100	0.13%	1.68%
ProFund VP Oil & Gas	0.19%	1.68%
ProFund VP Pharmaceuticals	0.02%	1.68%
ProFund VP Precious Metals	0.39%	1.68%
ProFund VP Short Emerging Markets	0.01%	1.68%
ProFund VP Short International	0.02%	1.68%
ProFund VP Short NASDAQ-100	0.02%	1.68%
ProFund VP Short Small-Cap	0.05%	1.68%
ProFund VP Small-Cap	0.04%	1.68%
ProFund VP Small-Cap Value	0.02%	1.68%
ProFund VP Telecommunications	0.01%	1.68%
ProFund VP U.S. Government Plus	0.12%	1.38%
ProFund VP UltraSmall-Cap	0.26%	1.68%
ProFund VP Utilities	0.05%	1.68%
Fidelity VIP Index 500 Portfolio	0.33%	0.35%
Access VP High Yield Fund	0.07%	1.68%
AllianceBernstein Balanced Wealth Strategy Portfolio	0.02%	0.93%
Franklin Templeton VIP Founding Funds Allocation Fund	0.02%	1.12%

(b) The Additional Planned Premium column does not include premiums paid up to the illustration date. The Additional Planned Premiums shown include any scheduled premiums obtained through information you provided for the illustration. All illustrated values and benefits are shown as of the end of each Policy Year. Values and premiums are rounded to the nearest dollar.

This Illustration assumes all net premiums (premiums, less any premium expense charges) are allocated among the Fixed Account and/or the variable subaccounts of the Separate Account. Cash values are illustrated after Monthly Deductions, as noted below. The Net Surrender Value illustrated is the Cash Value less loans. There are no surrender charges associated with this product.

The current charges illustration reflects current charges, and the guaranteed charges illustration reflects guaranteed charges. These charges are:

- A mortality and expense risk charge assessed against each subaccount:
  - Current:
    - 1.50% in Policy years 1-15
    - 0.30% thereafter
  - Guaranteed:
    - 1.50% in all Policy years

- Monthly Deductions for:
  - The cost of insurance
  - The monthly Policy charge in all Policy years:

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

- Issue ages 0-17:
  - Current:
    - $7.00 per month
  - Guaranteed:
    - $12.00 per month
- Issue ages 18+:
  - Current:
    - $0.00 per month
  - Guaranteed:
    - $0.00 per month
- Any riders illustrated.

The current interest rate for net premiums applied to the Fixed Account after 9/1/10 is 3.50% and is subject to change. The previous rate of 4.10% applies to existing cash value in the Fixed Account until the next anniversary of each premium. The guaranteed minimum interest rate is 3.00%.

Based on actual premium payments, the Minimum No Lapse Guarantee is no longer in effect. Without the payment of additional premiums, the policy may lapse in the years shown based primarily on activities illustrated and the following assumptions:

- At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 38.

(c) **Rider(s) Illustrated:** None

At a 0.00% Gross (-0.90% Net) Rate of Return and Guaranteed Charges, the policy may lapse in Policy year 38.

Actual rates of return may be more or less than those shown, and will depend upon a number of factors, including the actual premiums paid by the Policy Owner and the actual investment returns of the subaccounts selected. This illustration uses hypothetical rates of return over all years for the Separate Account. No representations are made by Western Reserve Life or the Funds, that the hypothetical rates of return can be achieved during any one year or sustained over any period of time.

Information regarding a Modified Endowment Contract:

Amounts withdrawn or borrowed from a Modified Endowment Contract ("MEC"), or the pledge of a MEC, prior to the death of the Insured will be taxable to the extent of any gain in the contract. In addition, if the owner is not yet 59½ or if the owner is not an individual (such as a trust, for example), the taxable amounts may be subject to a 10% penalty tax. Under the Federal Income Tax Law, a life insurance contract becomes a MEC when actual premiums paid exceed a specified 7-Pay premium limit applicable initially for the first seven policy years and may also become a MEC when there are certain changes to policy benefits. New 7-Pay premium limits for succeeding seven-year periods may be established for the policy as a result of certain changes in policy terms or benefits. All MECs issued by Western Reserve Life and its affiliates to the same owner during any calendar year will be treated as one MEC. If there is an IRC Section 1035 Exchange of a life insurance contract that is not a MEC for another life insurance contract, a certain portion of the cash value exchanged will apply annually towards the annual 7-Pay premium limit of the new policy in determining whether the new contract is a MEC. If the original policy was a MEC, the new policy received in exchange will also be a MEC. You should consult with and rely on your qualified tax advisor as to the implications of any withdrawal, loan, surrender, pledge, exchange or collateral assignment of a life insurance policy.

Based on the premium payments and activities illustrated, this policy will not become a Modified Endowment Contract ("MEC").

Target: Used for administrative purposes.

Guideline Premium Test: Under the Federal Income Tax Law, the Guideline Level Premium (**GL Annual**) is the maximum level annual Premium that can be paid into the policy on an annual basis and still have it qualify as a life insurance contract. The Guideline Single Premium (**GL Single**) is the maximum single Premium that can be paid into the policy at issue and still have it qualify as a life insurance contract. Premiums paid into the policy at any date can never exceed the greater of the Guideline Single Premium or the sum of the Guideline Level Premiums to such date. Guideline

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration Supplemental Footnotes and Additional Information

Primary Insured: Insured Name	Annual Premium: $1,940.00
Male Ult Select	Specified Amount: $250,000
Fixed Account Allocation: 50%	Death Benefit Option: Level
Subaccount Allocation: 50%	Riders (c): None

premium limits for the policy may change as a result of changes in policy terms or benefits.

To ensure compliance with federal income tax law, Western Reserve Life will monitor the level of death benefit and premiums, and reserves the right to adjust the death benefit and limit or refund any amount of premium, to preserve the qualification of the policy as a life insurance contract for federal income tax purposes.

Western Reserve Life and its agents cannot give tax, legal or accounting advice. Please consult your attorney, accountant or personal tax advisor. For information about the taxation of life insurance policies, please refer to the prospectus.

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Western Reserve Life Assurance Co. of Ohio

WRL Associate Freedom Elite Builder® Variable Universal Life Insurance In Force Illustration

Policy Summary

Primary Insured: Insured Name
Male Ult Select
Fixed Account Allocation: 50%
Subaccount Allocation: 50%

Annual Premium: $1,940.00
Specified Amount: $250,000
Death Benefit Option: Level
Riders (c): None

Coverage	Amount	Issue Date	Mature Date	Issue Age	Curr Age	Gender	Risk Class	Table Rating	Flat Extra	Flat Extra Expire Date
Base	$250,000.00	05/02/2011	05/02/2076	35	36	Male	Ult Select	None	$0.00	05/02/2011

Rider(s) Illustrated: None

		This column shows current policy data as of the date of the illustration.	This column shows policy data assuming potential changes and as illustrated in the preceding ledgers.
DEFRA/TAMRA/MAP Guidelines	Guideline Annual Premium	$10,000.00	$10,000.00
	Guideline Single Premium	$100,000.00	$100,000.00
	Additional DEFRA Allowable	$100,000.00	$100,000.00
	7-Pay Premium	$15,000.00	$15,000.00
	Additional TAMRA Allowable	$30,000.00	$30,000.00
	Target Premium	$2,000.00	$2,000.00
	Minimum Annual Premium (MAP)	$2,000.00	$2,000.00
	MAP Accumulation	$4,000.00	$4,000.00
Policy Values and Benefits	Death Benefit without Riders	$250,000.00	$250,000.00
	Net Amount at Risk	$239,384.95	$239,384.95
	Cash Value	$10,000.00	$10,000.00
	Surrender Charge	$0.00	$0.00
	Cash Surrender Value	$10,000.00	$10,000.00
	Cost Basis	$0.00	$0.00
	Gain/Loss	$10,000.00	$10,000.00
	Loan Payoff	$0.00	$0.00
	Total Withdrawals	$0.00	$0.00
	Dump-In Premium	N/A	$0.00
	Gross Transfer	$0.00	$0.00
	Net Transfer	$0.00	$0.00

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